                                                             File Nos. 333-81861
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 65

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to Paragraph (b) of Rule 485 _X_ on May 1, 2002 pursuant to Paragraph (b) of Rule 485
     ___  60 days after filing pursuant to Paragraph (a) (1) of Rule 485
     ___  on (date) pursuant to Paragraph (a) (1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2001 was filed on or before March 30, 2002.

              CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS
                         OF ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.  CAPTION IN PROSPECTUS
-----------------  ---------------------
1                  Cover Page

2                  Special Terms

3                  Summary of Fees and Expenses; Summary of the Contract
                   Features

4                  Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underlying Companies

6                  Charges and Deductions

7                  Description of the Contract

8                  Electing the Annuity Income Date; Choosing an Income Option;
                   Description of Annuity Benefit Options; Variable Annuity Payments

9                  Death Benefit

10                 Variable Annuity Payments; Distribution

11                 Withdrawals

12                 Federal Tax Considerations

13                 Legal Matters

14                 Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------  ----------------------------------------------
15                 Cover Page

16                 Table of Contents

17                 General Information and History

18                 Services

19                 Underwriters

20                 Underwriters

FORM N-4 ITEM NO.  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------  ----------------------------------------------
21                 Performance Information

22                 Annuity Benefit Payments

23                 Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Immediate Advantage Variable Annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The Contract is a single payment immediate combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-723-6550. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


The Contract offers a Variable Income Option and a Fixed Income Option. The Variable Income Option is supported by a legally segregated separate account of the Company called the Variable Account. The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   DELAWARE GROUP PREMIUM FUND
AIT Core Equity Fund                                          Delaware VIP International Value Equity Series
AIT Equity Index Fund
AIT Government Bond Fund                                      EATON VANCE VARIABLE TRUST
AIT Money Market Fund                                         Eaton Vance VT Floating-Rate Income Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Select Emerging Markets Fund                              Fidelity VIP Equity-Income Portfolio
AIT Select Growth Fund                                        Fidelity VIP Growth Portfolio
AIT Select Growth and Income Fund                             Fidelity VIP High Income Portfolio
AIT Select International Equity Fund                          Fidelity VIP Overseas Portfolio
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Strategic Income Fund                              Fidelity VIP II Asset Manager Portfolio
AIT Select Value Opportunity Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                (SERVICE CLASS 2)
AIM V.I. Aggressive Growth Fund                               Fidelity VIP II Contrafund-Registered Trademark-
AIM V.I. Blue Chip Fund                                       Portfolio
AIM V.I. Premier Equity Fund                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               (SERVICE CLASS 2)
AIM V.I. Basic Value Fund                                     Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Capital Development Fund                             Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)        Fidelity VIP III Value Strategies Portfolio
AllianceBernstein Small Cap Value Portfolio                   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AllianceBernstein Value Portfolio                             (CLASS 2)
Alliance Growth and Income Portfolio                          FT VIP Franklin Growth and Income Securities Fund
Alliance Premier Growth Portfolio                             FT VIP Franklin Large Cap Growth Securities Fund
Alliance Technology Portfolio                                 FT VIP Franklin Small Cap Fund
                                                              FT VIP Franklin Small Cap Value Securities Fund
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                   FT VIP Mutual Shares Securities Fund
Delaware VIP Growth Opportunities Series                      FT VIP Templeton Foreign Securities Fund



                                                   (CONTINUING TO THE NEXT PAGE)


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2002

(CONT.)


INVESCO VARIABLE INVESTMENT FUNDS, INC.                       PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VIF Health Sciences Fund                              Pioneer Emerging Markets VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)                           Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Growth Portfolio                                  SCUDDER VARIABLE SERIES II
Janus Aspen Growth and Income Portfolio                       Scudder Technology Growth Portfolio
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)        SVS Dreman Financial Services Portfolio
(SERVICE CLASS)                                               T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS-Registered Trademark- Mid Cap Growth Series               T. Rowe Price International Stock Portfolio
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series
OPPENHEIMER VARIABLE ACCOUNT FUNDS
(SERVICE SHARES)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA


The Company's General Account will support the Fixed Income Option.

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        15
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        19
INVESTMENT OBJECTIVES AND POLICIES..........................        22
PERFORMANCE INFORMATION.....................................        26
DESCRIPTION OF THE CONTRACT.................................        28
  SINGLE PURCHASE PAYMENT...................................        28
  RIGHT TO CANCEL...........................................        29
  ELECTING THE ANNUITY INCOME DATE..........................        29
  CHOOSING AN INCOME OPTION.................................        29
  DESCRIPTION OF ANNUITY BENEFIT OPTIONS....................        30
  VARIABLE ANNUITY PAYMENTS.................................        31
        Net Investment Factor...............................        31
        The Annuity Unit and Annuity Unit Value.............        31
        Determination of First Annuity Payment..............        31
        Determination of the Number of Annuity Units........        32
        Dollar Amount of First Variable Annuity Payment.....        32
        Dollar Amount of Subsequent Variable Annuity
        Payments............................................        32
        Payment of Annuity Payments.........................        32
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        32
  TRANSFERS OF ANNUITY UNITS................................        33
        Automatic Account Rebalancing.......................        33
  WITHDRAWALS...............................................        33
        Calculation of Proportionate Reduction..............        35
        Calculation of Present Value........................        36
  DEATH BENEFIT.............................................        37
        Death of an Owner or an Annuitant Before the Annuity
        Income Date.........................................        37
        Payment of the Death Benefit........................        37
        The Spouse of the Deceased Owner as Beneficiary.....        37
        Death of the Owner or the Annuitant After the
        Annuity Income Date.................................        37
  GENERAL RESTRICTIONS ON PAYMENTS..........................        37
  ASSIGNMENT................................................        37
  NORRIS DECISION...........................................        38
CHARGES AND DEDUCTIONS......................................        39
  VARIABLE ACCOUNT DEDUCTIONS...............................        39
        Mortality and Expense Risk Charge...................        39
        Administrative Expense Charge.......................        39
        Expenses of the Underlying Funds....................        39
  PREMIUM TAXES.............................................        39
  TRANSFER CHARGE...........................................        40
  WITHDRAWAL ADJUSTMENT CHARGE..............................        40
FEDERAL TAX CONSIDERATIONS..................................        41
  ANNUITY CONTRACTS IN GENERAL..............................        41
  TAX ON ANNUITY PAYMENTS...................................        41
  TAX ON WITHDRAWALS........................................        41
        Withdrawals Before the Annuity Income Date..........        41
        Withdrawals After the Annuity Income Date...........        42
  EXCHANGES.................................................        42
  TAX WITHHOLDING...........................................        42

  DIVERSIFICATION AND CONTROL OF UNDERLYING ASSETS..........        43
STATEMENTS AND REPORTS......................................        43
LOANS.......................................................        43
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        43
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        44
VOTING RIGHTS...............................................        44
DISTRIBUTION................................................        44
LEGAL MATTERS...............................................        45
FURTHER INFORMATION.........................................        45
APPENDIX A -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       A-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
EXCHANGE OFFER..............................................         5
PERFORMANCE INFORMATION.....................................         9
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ANNUITANT: the person who must be alive for annuity payments to be made (unless payments are guaranteed). Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants. In contrast, the person to whom annuity payments are made is the Owner (or a person requested by the Owner). The Annuitant and the Owner may be the same individual.

ANNUITY INCOME DATE: the date annuity payments begin. The Annuity Income Date must be within twelve months of the Contract's Issue Date.

ANNUITY UNIT: a measure used to calculate annuity payments under a Variable Income Option.

ASSUMED INVESTMENT RETURN (AIR): used to calculate the initial variable annuity payment and to determine how the payment will change over time in response to the investment performance of the selected Sub-Accounts.

BENEFICIARY: the person, persons or entity entitled to the Death Benefit upon the death of the Owner prior to the Annuity Income Date or remaining annuity payments, if any, upon the death of the Owner on or after the Annuity Income Date.

CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that the dollar value of an annuity payment under a Variable Income Option will change due to investment performance.

COMPANY (WE, US OR OUR): Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) or First Allmerica Financial Life Insurance Company (in New York).

CONTRACT VALUE: the Present Value of all future and/or remaining annuity payments. (See the section entitled "Present Value Determination").

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's Issue Date or on any anniversary of the Issue Date.

DATE OF FIRST CHANGE: the date on which your variable annuity payment will change in value for the first time.

FIXED INCOME OPTION: an income option with annuity payments that are fixed in amount (unless a withdrawal is taken or as a result of the death of the first Joint Annuitant).

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and anniversaries.

NET PAYMENT: the Single Purchase Payment less any premium tax.

OWNER (YOU OR YOUR): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to You and Your shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware VIP Trust ("Delaware VIP"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD: a period used in measuring the investment experience of a Sub-Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT: one of our separate accounts, which we call Separate Account VA-K, consisting of assets segregated from our other assets. The investment performance of the assets of each of our separate accounts (and, under the Contract, each Sub-Account) is determined separately from our other assets and the assets are not chargeable with liabilities arising out of any other business which we may conduct.

VARIABLE INCOME OPTION: an income option providing for annuity payments varying in amount in accordance with the investment experience of the Underlying Funds selected.

VARIABLE INCOME OPTION RATE: the factor applied to the portion of the Net Payment allocated to the Variable Income Option and used to determine the number of Annuity Units in each annuity payment. The factor takes into account the Issue Date, the Annuity Income Date, annuity benefit option, the Assumed Investment Return, the Change Frequency and Date of First Change.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Allmerica Immediate Advantage Variable Annuity Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, including (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. Contract charges including the annual Sub-Account expenses are specified under the terms of the Contract. Annual Fund expenses are not fixed or specified under the terms of the Contract and will vary from year to year. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.



                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
TRANSFER CHARGE:
  We currently do not charge for processing transfers and
  guarantee that the first 12 transfers in a Contract year
  will not be subject to a transfer charge. For each
  subsequent transfer, we reserve the right to assess a
  charge, guaranteed never to exceed $25, to reimburse us
  for the costs of processing the transfer.

WITHDRAWAL ADJUSTMENT CHARGE:
  After the Issue Date, you may request withdrawals, which will result in a calculation by the Company of the Present
  Value of future annuity payments. For withdrawals taken within 5 years from the Issue Date, the Assumed Investment
  Return ("AIR") you have chosen (in the case of a Variable
  Income Option) or the interest rate (in the case of a Fixed Income Option) used to determine the Present Value is increased by a Withdrawal Adjustment Charge in the following manner:

ADJUSTMENT TO AIR OR INTEREST RATE:
    If 15 or more years of annuity payments are being              1.00%
      valued, the increase is
    If 10-14 years of annuity payments are being valued, the       1.50%
      increase is
    If less than 10 years of annuity payments are being            2.00%
      valued, the increase is

  The increase to the AIR or interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option), than if the increase had not been made. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity
  Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments. See
  "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT for additional information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.20%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES:


Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.



                                                                                                       TOTAL FUND
                                          MANAGEMENT FEE                      OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        FEES UNDER    (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*     REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   -------------------   ---------------------
AIT Core Equity Fund (Service
 Shares)..............................        0.55%              0.15%             0.06%          0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)..............................        0.28%              0.15%             0.06%          0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)..............................        0.50%              0.15%             0.08%          0.73%(1)
AIT Money Market Fund (Service
 Shares)..............................        0.31%              0.15%             0.05%          0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares).....................        0.83%              0.15%             0.07%          1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).....................        0.88%              0.15%             0.06%          1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares).....................        1.35%              0.15%             0.34%          1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)..............................        0.79%              0.15%             0.06%          1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares).....................        0.68%              0.15%             0.05%          0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares).....................        0.89%              0.15%             0.12%          1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)................        0.41%              0.15%             0.06%          0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares).....................        0.85%              0.15%             0.29%          1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares).....................        0.58%              0.15%             0.39%          1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares).....................        0.87%              0.15%             0.05%          1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares)....................        0.80%              0.00%             0.41%          1.21%(3)
AIM V.I. Blue Chip Fund (Series I
 Shares)..............................        0.75%              0.00%             0.51%          1.26%(3)
AIM V.I. Premier Equity Fund
 (Series I Shares)....................        0.60%              0.00%             0.25%          0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)..............................        0.73%              0.15%             0.57%          1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)...................        0.75%              0.25%             0.41%          1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B)..................        0.25%              0.25%             0.95%          1.45%(5)
AllianceBernstein Value Portfolio
 (Class B)............................        0.25%              0.25%             0.95%          1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%              0.25%             0.04%          0.92%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%              0.25%             0.04%          1.29%
Alliance Technology Portfolio
 (Class B)............................        1.00%              0.25%             0.08%          1.33%
Delaware VIP Growth Opportunities
 Series (Service Class)...............        0.75%              0.15%             0.12%          1.02%(6)
Delaware VIP International Value
 Equity Series........................        0.84%              0.00%             0.16%          1.00%(7)
Eaton Vance VT Floating-Rate Income
 Fund.................................        0.58%              0.25%             0.50%          1.33%(8)

                                                                                                       TOTAL FUND
                                          MANAGEMENT FEE                      OTHER EXPENSES            EXPENSES
                                            (AFTER ANY        FEES UNDER    (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*     REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   -------------------   ---------------------
Fidelity VIP Equity-Income
 Portfolio............................        0.48%              0.00%             0.10%          0.58%(9)
Fidelity VIP Growth Portfolio.........        0.58%              0.00%             0.10%          0.68%(9)
Fidelity VIP High Income Portfolio....        0.58%              0.00%             0.13%          0.71%(9)
Fidelity VIP Overseas Portfolio.......        0.73%              0.00%             0.19%          0.92%(9)
Fidelity VIP II Asset Manager
 Portfolio............................        0.53%              0.00%             0.11%          0.64%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2).............................        0.58%              0.25%             0.11%          0.94%(10)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)..........        0.58%              0.25%             0.12%          0.95%(10)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2)....................        0.58%              0.25%             0.11%          0.94%(10)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)..........        0.58%              0.25%             0.26%          1.09%(11)
FT VIP Franklin Growth and Income
 Securities Fund......................        0.48%              0.25%             0.03%          0.76%(12)(13)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)............        0.75%              0.25%             0.03%          1.03%(12)(13)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%              0.25%             0.31%          1.09%(12)(14)
FT VIP Franklin Small Cap Value
 Securities Fund (Class 2)............        0.60%              0.25%             0.20%          1.05%(12)(14)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%              0.25%             0.19%          1.04%(12)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%              0.25%             0.22%          1.16%(12)(13)
INVESCO VIF Health Sciences Fund......        0.75%              0.00%             0.31%          1.06%(15)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%              0.25%             0.01%          0.91%(16)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%              0.25%             0.05%          0.95%(16)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class)........        0.75%              0.25%             0.15%          1.15%(17)(18)
MFS-Registered Trademark- New
 Discovery Series (Service Class).....        0.90%              0.25%             0.16%          1.31%(17)(18)
MFS-Registered Trademark- Total Return
 Series (Service Class)...............        0.75%              0.25%             0.14%          1.14%(17)
MFS-Registered Trademark- Utilities
 Series (Service Class)...............        0.75%              0.25%             0.18%          1.18%(17)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares).............        0.64%              0.25%             0.02%          0.91%(19)
Oppenheimer Global Securities Fund/VA
 (Service Shares).....................        0.64%              0.25%             0.06%          0.95%(19)
Oppenheimer High Income Fund/VA
 (Service Shares).....................        0.74%              0.25%             0.07%          1.06%(19)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares)......        0.68%              0.25%             0.05%          0.98%(19)
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares).............        0.72%              0.25%             0.04%          1.01%(19)(20)
Pioneer Emerging Markets VCT Portfolio
 (Class II)...........................        0.09%              0.25%             1.56%          1.90%(21)
Pioneer Real Estate Shares VCT
 Portfolio (Class II).................        0.80%              0.25%             0.47%          1.52%
Scudder Technology Growth Portfolio...        0.74%              0.00%             0.07%          0.81%(22)
SVS Dreman Financial Services
 Portfolio............................        0.75%              0.00%             0.11%          0.86%(22)
T. Rowe Price International Stock
 Portfolio............................        1.05%              0.00%             0.00%          1.05%(23)

*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.



(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act "12b-1 Plan" that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.



Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. "AFIMS" has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.



In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.



Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.



The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.



(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund,1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.



(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.



Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment Advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.



(6)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.



(7)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the Total Operating Expenses for the fiscal year 2001 were 1.01% for Delaware VIP International Value Equity Series.



(8)As adjusted for material changes.



(9)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for VIP Fidelity Overseas Portfolio, 0.63% for VIP II Fidelity Asset Manager Portfolio, and 0.70% for Fidelity VIP High Income Portfolio.



(10)Actual annual service class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were:
0.90% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.88% for Fidelity VIP III Mid Cap Portfolio, and 0.93% Fidelity VIP III Growth Opportunities Portfolio.



(11)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.



Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.



(12)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.



(13)The Fund administration fee is paid indirectly through the management fee.



(14)For FT VIP Franklin Small Cap Fund, FT VIP Franklin Small Cap Value Securities Fund, and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01%, 1.02% and 1.15%, respectively.

(15)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(16)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.



Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(17)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).



MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series and 1.17% for MFS-Registered Trademark- Utilities Series.



(18)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least
May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement Total Expenses would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.



(19)Effective May 1, 2002, 12b-1 fees are 0.25%.



(20)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.



(21)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, total expenses attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.



(22)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).



(23)Management Fees include ordinary, recurring operating expenses.


Expense limitations described above may not include extraordinary expenses, such as litigation.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND IS NOT A REPRESENTATION OF PAST OR FUTURE RETURNS.

Table (1) If you do not surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming the election of a 10-year period certain option, a 3% AIR and a 5% annual return on assets:


FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $22        $62        $ 94       $135
AIT Equity Index Fund......................................    $19        $54        $ 82       $118
AIT Government Bond Fund...................................    $22        $61        $ 93       $133
AIT Money Market Fund......................................    $20        $55        $ 83       $120
AIT Select Aggressive Growth Fund..........................    $25        $70        $106       $152
AIT Select Capital Appreciation Fund.......................    $25        $71        $108       $155
AIT Select Emerging Markets Fund...........................    $33        $92        $140       $201
AIT Select Growth Fund.....................................    $24        $68        $104       $149
AIT Select Growth and Income Fund..........................    $23        $65        $ 99       $142
AIT Select International Equity Fund.......................    $26        $73        $111       $159
AIT Select Investment Grade Income Fund....................    $21        $58        $ 88       $126
AIT Select Strategic Growth Fund...........................    $27        $76        $116       $167
AIT Select Strategic Income Fund...........................    $26        $72        $109       $157
AIT Select Value Opportunity Fund..........................    $25        $70        $107       $154
AIM V.I. Aggressive Growth Fund............................    $27        $74        $113       $162
AIM V.I. Basic Value Fund..................................    $27        $75        $115       $165
AIM V.I. Blue Chip Fund....................................    $23        $64        $ 98       $140
AIM V.I. Capital Development Fund..........................    $29        $81        $123       $177
AIM V.I. Premier Equity Fund...............................    $29        $80        $121       $174
AllianceBernstein Small Cap Value Portfolio................    $29        $81        $123       $177
AllianceBernstein Value Portfolio..........................    $29        $81        $123       $177
Alliance Growth and Income Portfolio.......................    $24        $66        $101       $145
Alliance Premier Growth Portfolio..........................    $27        $76        $116       $167
Alliance Technology Portfolio..............................    $28        $77        $118       $170
Delaware VIP Growth Opportunities Series...................    $25        $69        $105       $151
Delaware VIP International Value Equity Series.............    $24        $68        $104       $149
Eaton Vance VT Floating-Rate Income Fund...................    $28        $77        $118       $170
Fidelity VIP Equity-Income Portfolio.......................    $20        $57        $ 86       $124
Fidelity VIP Growth Portfolio..............................    $21        $59        $ 90       $130
Fidelity VIP High Income Portfolio.........................    $22        $60        $ 92       $132
Fidelity VIP Overseas Portfolio............................    $24        $66        $101       $145
Fidelity VIP II Asset Manager Portfolio....................    $21        $58        $ 89       $127
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $24        $67        $101       $146
Fidelity VIP III Growth Opportunities Portfolio............    $24        $67        $102       $146
Fidelity VIP III Mid Cap Portfolio.........................    $24        $67        $101       $146
Fidelity VIP III Value Strategies Portfolio................    $25        $71        $108       $155
FT VIP Franklin Growth and Income Securities Fund..........    $22        $62        $ 94       $135

FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
FT VIP Franklin Large Cap Growth Securities Fund...........    $25        $69        $105       $151
FT VIP Franklin Small Cap Fund.............................    $25        $71        $108       $155
FT VIP Franklin Small Cap Value Securities Fund............    $25        $70        $106       $152
FT VIP Mutual Shares Securities Fund.......................    $25        $69        $106       $152
FT VIP Templeton Foreign Securities Fund...................    $26        $73        $111       $159
INVESCO VIF Health Sciences Fund...........................    $25        $70        $107       $153
Janus Aspen Growth Portfolio...............................    $24        $66        $100       $144
Janus Aspen Growth and Income Portfolio....................    $24        $67        $102       $146
MFS-Registered Trademark- Mid Cap Growth Series............    $26        $72        $110       $159
MFS-Registered Trademark- New Discovery Series.............    $28        $77        $117       $168
MFS-Registered Trademark- Total Return Series..............    $26        $72        $110       $158
MFS-Registered Trademark- Utilities Series.................    $26        $73        $112       $160
Oppenheimer Capital Appreciation Fund/VA...................    $24        $66        $100       $144
Oppenheimer Global Securities Fund/VA......................    $24        $67        $102       $146
Oppenheimer High Income Fund/VA............................    $25        $70        $107       $153
Oppenheimer Main Street Growth & Income Fund/VA............    $24        $68        $103       $148
Oppenheimer Multiple Strategies Fund/VA....................    $25        $69        $104       $150
Pioneer Emerging Markets VCT Portfolio.....................    $33        $93        $142       $204
Pioneer Real Estate Shares VCT Portfolio...................    $30        $83        $126       $181
Scudder Technology Growth Portfolio........................    $23        $63        $ 96       $138
SVS Dreman Financial Services Portfolio....................    $23        $64        $ 98       $141
T. Rowe Price International Stock Portfolio................    $25        $70        $106       $152


Table (2) If you surrender* your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming the election of a 10 year period certain option, a 3% AIR, and a 5% net annual return on assets:


FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 94       $109       $120       $135
AIT Equity Index Fund......................................    $ 91       $102       $109       $118
AIT Government Bond Fund...................................    $ 94       $108       $119       $133
AIT Money Market Fund......................................    $ 92       $102       $110       $120
AIT Select Aggressive Growth Fund..........................    $ 97       $117       $132       $152
AIT Select Capital Appreciation Fund.......................    $ 97       $118       $134       $155
AIT Select Emerging Markets Fund...........................    $105       $139       $166       $201
AIT Select Growth Fund.....................................    $ 97       $116       $130       $149
AIT Select Growth and Income Fund..........................    $ 95       $112       $125       $142
AIT Select International Equity Fund.......................    $ 98       $120       $137       $159
AIT Select Investment Grade Income Fund....................    $ 93       $105       $114       $126
AIT Select Strategic Growth Fund...........................    $ 99       $124       $143       $167
AIT Select Strategic Income Fund...........................    $ 98       $119       $135       $157
AIT Select Value Opportunity Fund..........................    $ 97       $118       $133       $154
AIM V.I. Aggressive Growth Fund............................    $ 99       $122       $139       $162
AIM V.I. Blue Chip Fund....................................    $ 95       $112       $124       $140
AIM V.I. Premier Equity Fund...............................    $101       $127       $148       $174
AIM V.I. Basic Value Fund..................................    $ 99       $123       $141       $165
AIM V.I. Capital Development Fund..........................    $101       $128       $149       $177
AllianceBernstein Small Cap Value Portfolio................    $101       $128       $149       $177
AllianceBernstein Value Portfolio..........................    $101       $128       $149       $177
Alliance Growth and Income Portfolio.......................    $ 96       $114       $127       $145
Alliance Premier Growth Portfolio..........................    $ 99       $124       $143       $167
Alliance Technology Portfolio..............................    $100       $125       $144       $170

FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
Delaware VIP Growth Opportunities Series...................    $ 97       $116       $131       $151
Delaware VIP International Value Equity Series.............    $ 97       $116       $130       $149
Eaton Vance VT Floating-Rate Income Fund...................    $100       $125       $144       $170
Fidelity VIP Equity-Income Portfolio.......................    $ 92       $104       $113       $124
Fidelity VIP Growth Portfolio..............................    $ 93       $107       $117       $130
Fidelity VIP High Income Portfolio.........................    $ 94       $108       $118       $132
Fidelity VIP Overseas Portfolio............................    $ 96       $114       $127       $145
Fidelity VIP II Asset Manager Portfolio....................    $ 93       $106       $115       $127
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 96       $114       $128       $146
Fidelity VIP III Growth Opportunities Portfolio............    $ 96       $114       $128       $146
Fidelity VIP III Mid Cap Portfolio.........................    $ 96       $114       $128       $146
Fidelity VIP III Value Strategies Portfolio................    $ 97       $118       $134       $155
FT VIP Franklin Growth and Income Securities Fund..........    $ 94       $109       $120       $135
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 97       $117       $132       $151
FT VIP Franklin Small Cap Fund.............................    $ 97       $118       $134       $155
FT VIP Franklin Small Cap Value Securities Fund............    $ 97       $117       $132       $152
FT VIP Mutual Shares Securities Fund.......................    $ 97       $117       $132       $152
FT VIP Templeton Foreign Securities Fund...................    $ 98       $120       $137       $159
INVESCO VIF Health Sciences Fund...........................    $ 97       $117       $133       $153
Janus Aspen Growth Portfolio...............................    $ 96       $113       $127       $144
Janus Aspen Growth and Income Portfolio....................    $ 96       $114       $128       $146
MFS-Registered Trademark- Mid Cap Growth Series............    $ 98       $120       $137       $159
MFS-Registered Trademark- New Discovery Series.............    $100       $124       $144       $168
MFS-Registered Trademark- Total Return Series..............    $ 98       $120       $136       $158
MFS-Registered Trademark- Utilities Series.................    $ 98       $121       $138       $160
Oppenheimer Capital Appreciation Fund/VA...................    $ 96       $113       $127       $144
Oppenheimer Global Securities Fund/VA......................    $ 96       $114       $128       $146
Oppenheimer High Income Fund/VA............................    $ 97       $117       $133       $153
Oppenheimer Main Street Growth & Income Fund/VA............    $ 96       $115       $130       $148
Oppenheimer Multiple Strategies Fund/VA....................    $ 97       $116       $131       $150
Pioneer Emerging Markets VCT Portfolio.....................    $106       $141       $169       $204
Pioneer Real Estate Shares VCT Portfolio...................    $102       $130       $152       $181
Scudder Technology Growth Portfolio........................    $ 95       $110       $122       $138
SVS Dreman Financial Services Portfolio....................    $ 95       $112       $124       $141
T. Rowe Price International Stock Portfolio................    $ 97       $117       $132       $152


*A surrender is only available if the Payment for a Certain Number of Years option is elected.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY?

The Allmerica Immediate Advantage Variable Annuity contract ("Contract") is an insurance contract designed to provide you, the Owner, with monthly annuity income during the lifetime of the Annuitant or Joint Annuitants, or for a period of years. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A menu of investment options that you can customize to support your annuity payments;

    - Underlying Funds managed by experienced professional investment advisers;

    - Income that you can receive for life;

    - Access to your money through withdrawals; and

    - The ability to tailor your income stream by choosing from multiple annuity benefit options and selecting the first date the amount of your payments will change.

You may allocate your Net Payment to the Fixed Income Option or the Variable Income Option, or a combination of both. If you select the Variable Income Option, you may allocate your money to the Sub-Accounts investing in the Underlying Funds. You select the investment allocation most appropriate for your income needs. As those needs change, you may also change your allocation without incurring any tax consequences.

WHAT CHOICES DO I MAKE WHEN I PURCHASE THE CONTRACT?

At the time you apply for the Contract, you choose:

    - the Annuitant(s) and the Beneficiary(ies);

    - the date annuity payments begin, which must be within twelve months of the Contract's Issue Date;

    - the annuity benefit option;

    - whether you want variable annuity payments based on the investment performance of the Underlying Funds (the Variable Income Option), fixed annuity payments with payment amounts guaranteed by the Company (the Fixed Income Option), or a combination of fixed and variable annuity payments;

    - a Change Frequency, if you allocate any portion of the Net Payment to the Variable Income Option (and you may select the first date your annuity payment will change); and

    - one of the available Assumed Investment Returns ("AIR") if you allocate any portion of the Net Payment to the Variable Income Option. On the Annuity Income Date, you, or the payee you designate, will begin to receive income based on one of the several annuity benefit options available under the Contract.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) or First Allmerica Financial Life Insurance Company (for contracts issued in New York). Each Contract has an Owner (or Joint Owners), an Annuitant (or Joint Annuitants) and one or more Beneficiaries.

The Annuitant is the person whose life is used to determine the duration of annuity payments involving a life contingency, unless payments are guaranteed for a certain number of years. The Beneficiary is the person, persons or entity entitled to the Death Benefit upon the death of the Owner prior to the Annuity Income Date or remaining annuity payments, if any, upon the death of the Owner on or after the Annuity Income Date. If the contract has Joint Owners and one Owner dies, the surviving Joint Owner is the primary Beneficiary.

HOW MUCH CAN I INVEST?

You may make a single purchase payment to the Contract. This payment is subject to a $75,000 minimum. The maximum single purchase payment is $5,000,000 without our prior approval. No additional payments may be made.

WHAT ARE MY INVESTMENT CHOICES?

You may allocate the Net Payment to the Fixed Income Option, the Variable Income Option, or a combination of both. Once selected, the Income Option may not be changed. If you select the Variable Income Option, you can allocate the Net Payment among the Sub-Accounts investing in the Underlying Funds.

VARIABLE INCOME OPTION: You have a choice of Sub-Accounts investing in the following Underlying Funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   EATON VANCE VARIABLE TRUST
AIT Core Equity Fund                                          Eaton Vance VT Floating-Rate Income Fund
AIT Equity Index Fund
AIT Government Bond Fund                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Money Market Fund                                         Fidelity VIP Equity-Income Portfolio
AIT Select Aggressive Growth Fund                             Fidelity VIP Growth Portfolio
AIT Select Capital Appreciation Fund                          Fidelity VIP High Income Portfolio
AIT Select Emerging Markets Fund                              Fidelity VIP Overseas Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select International Equity Fund                          Fidelity VIP II Asset Manager Portfolio
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Strategic Income Fund                              (SERVICE CLASS 2)
AIT Select Value Opportunity Fund                             Fidelity VIP II Contrafund-Registered Trademark-
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                Portfolio
AIM V.I. Aggressive Growth Fund                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM V.I. Blue Chip Fund                                       (SERVICE CLASS 2)
AIM V.I. Premier Equity Fund                                  Fidelity VIP III Growth Opportunities Portfolio
                                                              Fidelity VIP III Mid Cap Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)               Fidelity VIP III Value Strategies Portfolio
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                              (CLASS 2)
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)        FT VIP Franklin Growth and Income Securities Fund
AllianceBernstein Small Cap Value Portfolio                   FT VIP Franklin Large Cap Growth Securities Fund
AllianceBernstein Value Portfolio                             FT VIP Franklin Small Cap Fund
Alliance Growth and Income Portfolio                          FT VIP Franklin Small Cap Value Securities Fund
Alliance Premier Growth Portfolio                             FT VIP Mutual Shares Securities Fund
Alliance Technology Portfolio                                 FT VIP Templeton Foreign Securities Fund
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)                   INVESCO VARIABLE INVESTMENT FUNDS, INC.
Delaware VIP Growth Opportunities Series                      INVESCO VIF Health Sciences Fund
DELAWARE GROUP PREMIUM FUND                                   JANUS ASPEN SERIES (SERVICE SHARES)
Delaware VIP International Value Equity Series                Janus Aspen Growth Portfolio
                                                              Janus Aspen Growth and Income Portfolio



                                                   (CONTINUING TO THE NEXT PAGE)

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM)        PIONEER VARIABLE CONTRACTS TRUST
(SERVICE CLASS)                                               (CLASS II)
MFS-Registered Trademark- Mid Cap Growth Series               Pioneer Emerging Markets VCT Portfolio
MFS-Registered Trademark- New Discovery Series                Pioneer Real Estate Shares VCT Portfolio
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series                    SCUDDER VARIABLE SERIES II
                                                              Scudder Technology Growth Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)           SVS Dreman Financial Services Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA                         T. ROWE PRICE INTERNATIONAL SERIES, INC.
Oppenheimer High Income Fund/VA                               T. Rowe Price International Stock Portfolio
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA


Each Underlying Fund operates pursuant to different investment objectives. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

FIXED INCOME OPTION: If you select the Fixed Income Option, your money will be supported by the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account.

CAN I MAKE TRANSFERS AMONG THE VARIABLE SUB-ACCOUNTS?


If you select the Variable Income Option, you may transfer among the Sub-Accounts investing in the Underlying Funds. You will incur no current taxes on transfers while your money remains in the Contract. SEE "TRANSFERS OF ANNUITY UNITS" under DESCRIPTION OF THE CONTRACT.



The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. The automatic rebalancing under an Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of transfer charge in each Contract year. Each subsequent automatic rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


WHAT IF I NEED TO MAKE A WITHDRAWAL?


You have the right to make withdrawals after the Annuity Income Date. The type of withdrawal and the number of withdrawals that may be made each calendar year depends upon whether the annuity benefit option is based upon the life of one or more Annuitants with no guaranteed payments (a "Life Annuity" option), under a life annuity benefit option that in part provides for a guaranteed number of payments (a "Life Annuity with Payment for a Certain Number of Years" or "Life Annuity with Cash Back" option), or an annuity benefit option based on a guaranteed number of payments (a "Payment for a Certain Number of Years" option). Under a Life Annuity option, the Owner may make one Payment Withdrawal each calendar year. Under a Life Annuity with Payment for a Certain Number of Years or a Life Annuity with Cash Back option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Payment for a Certain Number of Years option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH OF THE OWNER OR THE ANNUITANT?

Before the Annuity Income Date, if an Owner or an Annuitant dies, a death benefit will be paid.

After the Annuity Income Date, if an Owner or an Annuitant dies, we will continue to pay remaining annuity payments, if any, in accordance with the terms of the annuity benefit option selected. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?


We will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses that are described in "Expenses of the Underlying Funds" under "VARIABLE ACCOUNT DEDUCTIONS" and in the Fund prospectuses accompanying this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.



Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.


You may request a withdrawal after the Annuity Income Date. Any withdrawals will result in a calculation by the Company of the present value of future annuity payments. For withdrawals taken within 5 years from the Issue date, an adjustment is made to the Assumed Investment Return ("AIR") you have chosen (in the case of a Variable Income Option) and/or the interest rate (in the case of a Fixed Income Option) used to calculate the present value of the future annuity payments.


The adjustment to the AIR or the interest rate used to determine the Present Value results in lower future annuity payments than if the adjustment had not been made. See "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT for additional information.


For more information regarding the charges applied to your Contract, see CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?


Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ninety days of receipt, the Contract will be canceled. See the "Right to Examine" provision on the cover of your Contract. If you cancel the Contract within ninety days after you received it, you will receive a refund of the Contract Value on the date the Contract is returned to us, plus any premium tax deducted on the Issue Date. However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), and if you return the Contract within ten days after you have received it, you will receive a refund of the Single Purchase Payment less any annuity payments made and/or withdrawals taken. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT.


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may change the Beneficiary, unless you have designated a Beneficiary irrevocably;

    - You may change the person(s) you have designated to receive your annuity payments;

    - If you selected the Variable Income Option, you may make transfers among your current investments without any tax consequences;

    - You may make withdrawals; and

    - You may cancel the Contract within ninety days of delivery.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company that, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both Allmerica Financial and First Allmerica are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of its Board of Directors on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of its Board of Directors on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.


Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.


Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Five of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The investment advisor for the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").


EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating-Rate Income Fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios is available under the Contract: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II Contrafund-Registered Trademark- Portfolio.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Growth and Income Securities Fund and FT VIP Franklin Small Cap Fund is Franklin
Advisers, Inc. Franklin Advisory Services, LLC is the investment adviser to FT VIP Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.


INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM). MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.



OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.



T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.


AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.



AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.


AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.


AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.



AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.


AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.


ALLIANCE TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.



DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.



DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The

Series invests primarily in issuers located outside the United States. This Fund formerly was known as DGPF International Equity Series.


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.


FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.



FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market. This Fund formerly was known as FT VIP Franklin Natural Resources Securities Fund.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.



FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.



FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $25 billion, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.



INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.



MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.



MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.



OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.



OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.



PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.


SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST MEET YOUR INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS. THE INVESTMENT ADVISER OR SUB-ADVISER OF AN UNDERLYING FUND MAY MANAGE OTHER MUTUAL FUNDS THAT HAVE SIMILAR NAMES, GOALS, AND/OR STRATEGIES AS THOSE OF AN UNDERLYING FUND. DESPITE THESE SIMILARITIES, THERE MAY BE DIFFERENCES BETWEEN THE UNDERLYING FUND AND THE OTHER FUND MANAGED BY THE SAME ADVISER, WHICH COULD RESULT IN DIFFERENCES IN THE RISKS AND RETURNS OF THE TWO FUNDS. NO REPRESENTATION IS MADE THAT ANY UNDERLYING FUND IS SIMILAR TO OR DIFFERENT FROM OTHER FUNDS MANAGED BY THE SAME ADVISER. FOR INFORMATION ON AN UNDERLYING FUND, CONSULT ITS PROSPECTUS.

If there is a material change in the investment objective of a Fund, you will be notified of the change. If a portion of your Variable Income Option is allocated to that Fund, you may transfer this amount without charge to another Fund. We must receive your written request within 60 days of the latest of the:

    - effective date of the change in the investment objective or

    - receipt of the notice of your right to transfer.

                            PERFORMANCE INFORMATION

In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and average annual total return performance information based on (1) the periods that the Sub-Accounts have been in existence (Table 1) and (2) the periods that the Underlying Funds have been in existence (Table 2). Performance results in Tables 1 and 2 are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Tables 1 and 2 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45% and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period.

The performance shown in Table 2 is calculated in exactly the same manner as that in Table 1; however, the period of time is based on the Underlying Fund's lifetime, which predates the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, we may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

Subject to certain restrictions discussed below, you have the right:

    - to select the annuity benefit option under which annuity payments are to be made;

    - to determine whether those payments are to be made on a fixed basis (the Fixed Income Option), a variable basis (the Variable Income Option), or a combination fixed and variable basis;

    - to allocate any portion of the Net Payment to the Variable Income Option. If so, you must choose:

       - how to allocate the Net Payment;

       - a Change Frequency (you may select the first date your annuity payment will change);


       - one of the available Assumed Investment Returns ("AIR") for a Variable Income Option (see "VARIABLE ANNUITY PAYMENTS" below for details);


       - to elect how the Beneficiary should receive annuity payments, if any;
         and

       - to receive annuity payments (or designate someone else to receive annuity payments).


This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict a purchase payment and any transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken the Company will notify the market timer of the action as soon as practicable.



SINGLE PURCHASE PAYMENT


You may make a single purchase payment to buy the Contract. This payment is subject to a $75,000 minimum. The maximum single purchase payment is $5,000,000 without our prior approval. No additional payments may be made.


The Company issues the Contract when its underwriting requirements are met. These requirements include receipt of the payment and allocation instructions by the Company at its Principal Office. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. The Net Payment is credited to the Contract and allocated as requested as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the single purchase payment, the payment will be returned immediately unless the Owner specifically consents to the holding of it pending completion of the outstanding issue requirements.


RIGHT TO CANCEL


If you return the Contract to the Company within 90 days of receipt, the Contract will be cancelled.

If you purchase a Contract intended to qualify as an IRA or if you purchase the Contract in a state that requires a full refund, you may cancel the Contract and receive a refund as specified below.

Refund Within Ten Days of Receipt. If you return the Contract within ten days (or longer if required by law) after you have received it, we will refund the Single Purchase Payment less the total amount of all annuity payments made or withdrawals taken.

Refund after Ten Days but Within Ninety Days. If you return the Contract after ten days but within ninety days after the Issue Date, we will pay to you the Contract Value as of the date the Contract is returned to us plus any premium tax deducted on the Issue Date.

If you purchase a Contract that is not intended to qualify as an IRA or if you purchase the Contract in a state that does not require a full refund, you may cancel the Contract at any time within 90 days after receipt of the Contract and receive a refund. If you return the Contract, we will pay to you the Contract Value as of the date the Contract is returned to us plus any premium tax deducted on the Issue Date. This amount may be more or less than the Single Purchase Payment.

At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the contract, you must mail or deliver the Contract to the agent through whom it was purchased, to our Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local agent of the Company. Mailing or delivery must occur within ten or ninety days, as applicable, after receipt of the Contract for cancellation to be effective. We ordinarily will send you a refund within seven days.


ELECTING THE ANNUITY INCOME DATE


Annuity payments under the Contract will begin on the Annuity Income Date. You select the Annuity Income Date at the time of issue. The Annuity Income Date must be within twelve months of the Contract's Issue Date. You may not select the 29th, 30th or 31st day of the month for the Annuity Income Date.

The Internal Revenue Code (the "Code") and/or the terms of qualified plans may impose limitations on the age at which annuity payments may commence and the type of annuity benefit option that may be elected. You should carefully review the Annuity Income Date and the annuity benefit options with your tax advisor. See also FEDERAL TAX CONSIDERATIONS for further information.


CHOOSING AN INCOME OPTION


You may choose a Fixed Income Option, a Variable Income Option or a combination of Fixed and Variable.

If you select a Fixed Income Option, each monthly annuity payment will be equal to the first (unless a withdrawal is made or as a result of the death of the first Joint Annuitant). Any portion of the Net Payment allocated to the Fixed Income Option will become part of our General Account.

If you select a Variable Income Option, you will receive monthly annuity payments based on the value of the Annuity Units in the chosen Sub-Account(s). Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of annuity payments will vary. Under this Contract, you may choose the frequency with which you want annuity payments to vary (the Change Frequency), which may be monthly, quarterly, semi-annually, or annually. The Change Frequency is the frequency that changes due to the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity payment. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

The amount of your annuity payment will change for the first time one Change Frequency Cycle after the Issue Date. (For example, if a quarterly Change Frequency is chosen, your annuity payments will change for the first time three months after the Annuity Income Date.) However, if you would like the amount of the payment to change sooner, you can indicate the desired month.

The income option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) We reserve the right to increase this minimum amount. If the income option selected does not produce an initial payment which meets this minimum, a single payment may be made.


DESCRIPTION OF ANNUITY BENEFIT OPTIONS


The Company currently provides the following annuity benefit options:

LIFE ANNUITY OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity payment due prior to the Annuitant's death.

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments during the Joint Annuitants' lifetimes. Upon the first death, payments will continue to you or the Beneficiary (whichever is applicable) for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option.

LIFE ANNUITY WITH PAYMENT FOR A CERTAIN NUMBER OF YEARS OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to you or the Beneficiary (whichever is applicable).

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments guaranteed for a specified number of years and continuing during the Joint Annuitants' lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to you or the Beneficiary (whichever is applicable).

LIFE ANNUITY WITH CASH BACK OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. At the Annuitant's death, any excess of the Net Payment, over the total amount of annuity payments made and withdrawals taken, will be paid to you or the Beneficiary (whichever is applicable).

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments during the Joint Annuitants' lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option. At the surviving Annuitant's death, any excess of the Net Payment, over the total amount of annuity payments made and withdrawals taken, will be paid to you or the Beneficiary (whichever is applicable).

PAYMENT FOR A CERTAIN NUMBER OF YEARS OPTION (PERIOD CERTAIN OPTION)

Monthly annuity payments for a chosen number of years ranging from five to thirty, or any other period certain option currently offered by the Company, are available. The Payment for a Certain Number of Years option does not involve a life contingency. In the computation of the annuity payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.


VARIABLE ANNUITY PAYMENTS


NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result of dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

THE ANNUITY UNIT AND ANNUITY UNIT VALUE. The Annuity Unit is a measure used to value the monthly annuity payments under a Variable Income Option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the Assumed Investment Return ("AIR") and

    (2) the Net Investment Factor of the Sub-Account funding the annuity payments for the applicable Valuation Period.

Subject to the chosen Change Frequency, annuity payments will increase if the annualized Net Investment Factor during that period is greater than the AIR and will decrease if it is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF FIRST ANNUITY PAYMENT. The amount of the first periodic variable annuity payment depends on the:

    - annuity benefit option chosen;

    - length of the annuity benefit option elected;

    - age of the Annuitant;


    - gender of the Annuitant (if applicable, see "NORRIS DECISION"):


    - value of the amount applied under the annuity benefit option;

    - applicable annuity benefit option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. We have Variable Income Option Rates that determine the dollar amount of the first monthly payment under each Variable Income Option for each $1,000 of Net Payment. We calculate this amount assuming there is no change in the Annuity Unit Value. We then divide the amount of the first annuity payment attributable to a particular Sub-Account by the Annuity Unit Value of that Sub-Account to determine the number of Annuity Units credited to your Contract. This number of Annuity Units remains fixed under all annuity benefit options, except Joint and Survivor annuity benefit options that reduce the number of Annuity Units upon the first death. However, the number of variable annuity units under any annuity benefit option could change if transfers or withdrawals are made.

DOLLAR AMOUNT OF FIRST VARIABLE ANNUITY PAYMENT. The dollar amount of the first variable annuity payment will equal the number of Annuity Units of each Sub-Account multiplied by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS. The dollar amount of subsequent variable annuity payments will vary with the Annuity Unit Value of the selected Sub-Account(s) on certain dates. The dollar amount of variable annuity payments remains level until the Date of First Change and within each Change Frequency cycle. On the Date of First Change and as of the start of each Change Frequency cycle, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units of each Sub-Account by the Annuity Unit Value of that Sub-Account on the applicable Valuation Date.

For an illustration of the calculation of a variable annuity payment using a hypothetical example, see "Annuity Payments" in the SAI.

PAYMENT OF ANNUITY PAYMENTS. You will receive the annuity payments unless you request in writing that payments be made to another person, persons, or entity. If you (or, if there are Joint Owners, the surviving Joint Owner) die on or after the Annuity Income Date, the Beneficiary will become the Owner of the Contract. Any remaining guaranteed annuity payments will continue to the Beneficiary in accordance with the terms of the annuity benefit option selected. If there are Joint Owners on or after the Annuity Income Date, upon the first Owner's death, any remaining guaranteed annuity payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit option selected.

If the Annuitant dies on or after the Annuity Income Date, but before all guaranteed annuity payments have been made, any remaining guaranteed payments will continue to be paid to you or the payee you have designated. Upon the death of the Owner, the Beneficiary will become the Owner. The Beneficiary may elect to receive in a single sum the Present Value of any remaining guaranteed annuity payments. For discussion of Present Value calculation, see "Calculation of Present Value" below.


TELEPHONE TRANSACTIONS PRIVILEGE



You, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions.

Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.



The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.



TRANSFERS OF ANNUITY UNITS



Subject to the market timing limitations described above in the second introductory paragraph under DESCRIPTION OF THE CONTRACT, you may transfer among the available Sub-Accounts upon written or, in most jurisdictions, telephone request to us. Transfers may be made (a) before the Annuity Income Date and before the death of an Owner or an Annuitant; or (b) after the Annuity Income Date and as long as annuity payments are payable under the annuity benefit option selected. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Unit Value next computed after receipt of the transfer request.


Currently, we do not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, we reserve the right to assess a charge, guaranteed never to exceed $25, to reimburse us for the expense of processing transfers. The automatic rebalancing under an Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of transfer charge in each Contract year. Each subsequent automatic rebalancing is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


Any transfer made because of a material change in the investment objective of a Sub-Account will not count towards the 12 free transfers, nor will we charge you a transfer fee. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts. However, we reserve the right to establish and impose reasonable rules restricting transfers. All transfers are subject to our consent.



AUTOMATIC ACCOUNT REBALANCING. You may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with your specified percentage allocations. Each rebalancing will result in a change in the number of Annuity Units. As frequently as you elect, we will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.


Automatic Account Rebalancing will continue until we receive and record your request to terminate.


WITHDRAWALS



WITHDRAWALS AFTER THE ANNUITY INCOME DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT WITH YOUR TAX ADVISOR AND SEE FEDERAL TAX CONSIDERATION, "TAX ON WITHDRAWALS."


You have the right, based on the annuity benefit option selected, to make withdrawals. Withdrawals may be made (a) before the Annuity Income Date and before the death of an Owner or an Annuitant, or (b) after the Annuity Income Date and as long as annuity payments are payable under the annuity benefit option selected. Two withdrawal options may be available to you: a Payment Withdrawal Amount option or a Present Value Withdrawal option.

The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount. The minimum amount of a withdrawal is $100. Any withdrawal is normally payable within seven days following our receipt of the withdrawal request.

The type of withdrawal and the number of withdrawals that may be made each calendar year depends upon whether the annuity benefit option is based upon the life of one or more Annuitants with no guaranteed payments (a "Life Annuity option"), under a life annuity benefit option that in part provides for a guaranteed number of payments (a "Life Annuity with Payment for a Certain Number of Years" or "Life Annuity with Cash Back" option), or an annuity benefit option based on a guaranteed number of payments (a "Payment for a Certain Number of Years" option).

    - WITHDRAWALS UNDER LIFE ANNUITY OPTIONS
     The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity payment multiplied by ten
     (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity payments.

    - WITHDRAWALS UNDER LIFE ANNUITY WITH PAYMENT FOR A CERTAIN NUMBER OF YEARS OR LIFE ANNUITY WITH CASH BACK OPTIONS
     The Owner may make one Payment Withdrawal in each calendar year. A Payment
      Withdrawal cannot exceed the previous monthly annuity payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity payments.
     The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the REMAINING GUARANTEED annuity payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity payments. In year seven, the Owner withdraws 20% of the then present value of the remaining guaranteed annuity payments. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75%-35%) of the present value of any remaining guaranteed annuity payments.)
     Under a Life Annuity with Payment for a Certain Number of Years or Life
      Annuity with Cash Back option, if the Annuitant is still living after the guaranteed annuity payments have been made, the number of Annuity Units or dollar amount applied to future annuity payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

    - WITHDRAWALS UNDER PAYMENT FOR CERTAIN NUMBER OF YEARS OPTIONS
     The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity payments.
     Withdrawal of 100% of the present value of the guaranteed annuity payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity payments or remaining guaranteed annuity payments, respectively, and proportionately reduces the number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option) applied to future annuity payments. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments. See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity payment or the dollar amount applied to each future fixed annuity payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future guaranteed variable annuity payment or the dollar amount applied to each future guaranteed fixed annuity payment. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments.

    - Payment Withdrawals. Payment Withdrawals are available under Life Annuity, Life Annuity with Payment for a Certain Number of Years, or Life Annuity with Cash Back options. The Owner may make one Payment Withdrawal in each calendar year.

      Under a variable income option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal
                 ---------------------------------------------------

                   Present value of all remaining variable annuity
                    payments immediately prior to the withdrawal

      Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments.

      Under a fixed income option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity payments.

      If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

    - PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life Annuity with Payment for a Certain Number of Years or Life Annuity with Cash Back options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity payments) and under Payment for a Certain Number of Years options (the Owner may make multiple Present Value Withdrawals in each calendar year).

      Under a variable income option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity payment (determined immediately prior to the withdrawal) by the following fraction:

                          Amount of the variable withdrawal
                 ---------------------------------------------------

               Present value of remaining guaranteed variable annuity
                    payments immediately prior to the withdrawal

      Under a fixed income option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity payments.

      Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity payments with respect to the guaranteed payments. Under a fixed income option, the proportionate reduction will result in lower fixed annuity payments with respect to the guaranteed payments. However, under a Life Annuity with Payments for a Certain Number of Years option or Life Annuity with Cash Back option, if the Annuitant is still living after the guaranteed number of annuity payments has been made, the number of Annuity Units or dollar amount of future annuity payments will be restored as if no Present Value Withdrawal(s) had taken place.

      If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity payments is calculated based an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable income option) or the interest rate (for a fixed income option) that was used at the time of annuitization to determine the annuity payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):

    - 15 or more years of annuity payments being valued --                 1.00%

    - 10-14 years of annuity payments being valued --                      1.50%

    - Less than 10 years of annuity payments being valued --               2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of the withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Payment for a Certain Number of Years or Life Annuity with Cash Back option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments to the discount rate) affects the proportionate reduction of the remaining number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option), applied to each future annuity payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity payment. This will result in lower future annuity payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity payment. This will result in lower future annuity payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.


For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX A -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEATH BENEFIT


DEATH OF AN OWNER OR AN ANNUITANT BEFORE THE ANNUITY INCOME DATE. If an Owner or an Annuitant dies before the Annuity Income Date, we will pay a death benefit equal to the Contract Value determined as of the Valuation Date on which we receive due proof of death. The death benefit will be paid to the Owner of the Contract. If there is no Owner or Joint Owner, we will pay the death benefit to the Beneficiary.

PAYMENT OF THE DEATH BENEFIT. Unless you have specified otherwise, the death benefit generally will be paid in one lump sum after receipt at the Principal Office of due proof of death. Instead of payment in one lump sum, the person entitled to the death benefit may, by written request, elect to receive a life annuity or an annuity for a certain number of years not extending beyond such person's life expectancy with annuity payments beginning no later than one year from the date of death.

THE SPOUSE OF THE DECEASED OWNER AS BENEFICIARY. The deceased Owner's spouse, if named as the sole Beneficiary, may by written request continue the Contract in lieu of receiving the death benefit upon the death of the Owner. Upon such election, the spouse becomes the Owner and Annuitant. As of the date of such election, annuity payments will be adjusted to reflect any change of Annuitant and Annuity Income Date. The new Annuity Income Date must be within twelve months of the Issue Date. Any subsequent spouse of the new Owner, if named as the Beneficiary, may not continue this Contract.

DEATH OF THE OWNER OR THE ANNUITANT AFTER THE ANNUITY INCOME DATE. If the Owner or the Annuitant dies after the Annuity Income Date, we will pay the remaining annuity payments, if any, in accordance with the terms of the annuity benefit option selected. Any remaining annuity payments will be paid to the Owner of the Contract. If there is no Owner or Joint Owner, then the Beneficiary will receive the payments and become the Owner of the Contract. The Beneficiary may elect to receive the Present Value of any remaining payments in one lump sum.


GENERAL RESTRICTIONS ON PAYMENTS


For purposes of making annuity payments or payment of other benefits based on the value of a Sub-Account, the value of an Annuity Unit is determined as of the end of a Valuation Date, which is currently 4:00 p.m., Eastern time. Withdrawals, transfers, or payment of a death benefit from amounts under a Variable Income Option are usually paid within seven days of a request in proper form or, in the case of a death benefit, after we have received all necessary documentation. We reserve the right to defer withdrawals or transfers of amounts allocated to the Company's General Account for a period not to exceed six months. Deferred amounts will receive interest during the deferral period at a rate of at least 3%.

We reserve the right to defer payment on withdrawals, transfers, or payment of a death benefit from amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or


    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a Sub-Account is not reasonably practicable.



ASSIGNMENT


The Contract may not be assigned.

NORRIS DECISION


In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.


VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. We assess a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks we have assumed. The mortality risk arises from our guarantee that we will make annuity payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity benefit option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted for any annuity benefit option selected on all Contracts, including those that do not involve a life contingency, even though we do not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from our guarantee that the charges we make will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, we will absorb the losses. To the extent this charge results in a profit to us, such profit will be available for use by us for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased.

ADMINISTRATIVE EXPENSE CHARGE. We assess each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses incurred in the administration of the Sub-Account.

Deductions for the Administrative Expense Charge are designed to reimburse us for the cost of administration and related expenses. The administrative functions and expense assumed by us in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

EXPENSES OF THE UNDERLYING FUNDS. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. These fees and expenses may vary each year. They are not fixed or specified under the terms of the Contract, and they are not the responsibility of the Company. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.


PREMIUM TAXES


Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. We assess a charge for state and municipal premium taxes, when applicable, and deduct the amount paid as a premium tax charge. Our current practice is to deduct the premium tax charge when the Single Purchase Payment is received.

TRANSFER CHARGE



We currently do not charge for processing transfers. We guarantee that the first 12 transfers in a Contract year will be free of transfer charge, but reserve the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse us for the expense of processing transfers. For more information, see "TRANSFERS OF ANNUITY UNITS" under DESCRIPTION OF THE CONTRACT.



WITHDRAWAL ADJUSTMENT CHARGE


After the Issue Date, each calendar year the Owner may withdraw a portion of the present value of either all future annuity payments or future guaranteed annuity payments. If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity payments is increased by one of the following adjustments:

15 or more years of annuity payments being valued --          1.00%
10-14 years of annuity payments being valued --               1.50%
Less than 10 years of annuity payments being valued --        2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate).


For more information see "WITHDRAWALS," under DESCRIPTION OF THE CONTRACT.

                           FEDERAL TAX CONSIDERATIONS

The following is a general discussion of the federal income tax consequences of investing in this Contract. It is based upon the Company's understanding of current U.S. federal tax laws and does not address any state or local tax issues. THE DISCUSSION IS NOT INTENDED TO BE COMPLETE, NOR IS IT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR OWN CIRCUMSTANCES, INCLUDING ANY POSSIBLE APPLICATION OF SPECIAL RULES NOT DISCUSSED HERE.

The Company intends to assess a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress has provided special rules in the Internal Revenue Code ("Code") for how you will be taxed on these periodic payments. There are also special rules for withdrawals from an annuity that are not in the form of periodic payments. The rules may apply differently to Qualified Contracts (a retirement plan which meets the requirements of Code Sections 401, 403, 408 or 408A) and to Non-Qualified Contracts.

As the Contract Owner, you may be taxed when a distribution occurs, either as an annuity payment or as a withdrawal.

TAX ON ANNUITY PAYMENTS

When amounts are received as annuity payments, a portion of each annuity payment is treated as a partial return of your single purchase payment and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your single purchase payment are fully includible in income.

The Code imposes a penalty tax of 10% of the amount includible in income upon certain distributions from annuity contracts occurring before the owner reaches age 59 1/2. One of the exceptions from this penalty applies to amounts received as annuity payments under an immediate annuity. To qualify as an immediate annuity, a contract must, among other things, provide for a series of substantially equal periodic payments during the annuity period, and must have an annuity starting date (that is, the Annuity Income Date) that is no later than one year from the contract's issue date. We believe that the Contract should be treated as an immediate annuity, so there should be no penalty applicable to amounts paid as annuity payments, regardless of the age of the Contract Owner.

TAX ON WITHDRAWALS

WITHDRAWALS BEFORE THE ANNUITY INCOME DATE. When you make a withdrawal, the amount you receive will not be divided into taxable and non-taxable portions in the same way as an annuity payment. Withdrawals will be includible to the extent of the earnings in your Contract. These distributions may also be subject to a penalty tax equal to 10% of the amount that is includible in income. Some distributions are exempt from the 10% penalty tax, including: (1) distributions paid on or after you reach age 59 1/2; (2) distributions paid on or after your death; and (3) distributions paid if you become disabled (as defined in the Code). All Non-

Qualified contracts issued by the Company to you during the same calendar year will be aggregated to determine the taxable amount of any withdrawal.

WITHDRAWALS AFTER THE ANNUITY INCOME DATE. The Code does not specifically address refunds or withdrawals from immediate annuity contracts. The Internal Revenue Service ("IRS") has issued one private letter ruling concluding that the right to make these withdrawals does not prevent an annuity contract from qualifying as an immediate annuity. However, the ruling does not clearly state the effect of an actual withdrawal on the tax treatment of annuity payments made before and after the withdrawal. If, as a result of a withdrawal, distributions from a Contract after the annuity starting date were not substantially equal, there is a risk that the Contract could fail to qualify as an immediate annuity. In that case, the portion includible in income of each annuity payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax (unless another exception to the penalty tax is applied). While we currently believe that a withdrawal will not adversely affect the favorable tax treatment of annuity payments received before or after the withdrawal and we intend to perform our tax reporting functions accordingly, there can be no assurance that the IRS will not take a contrary position. You should obtain competent tax advice prior to making a withdrawal from your Contract.

It is possible that the IRS will take the view that when withdrawals are taken after the Annuity Income Date, all amounts received by the taxpayer are taxable at ordinary income rates as amounts not received as an annuity. In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current annuity value.

For example, assume that a Contract Owner with a Contract Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 after the Annuity Income Date. Under this view, the Contract Owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, additional tax penalties may also apply.

These distributions may also be subject to a penalty tax equal to 10% of the amount that is includible in income. Some distributions are exempt from the 10% penalty tax, including: (1) distributions paid on or after you reach age 59 1/2;
(2) distributions paid on or after your death; and (3) distributions paid if you become disabled (as defined in the Code).

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISORS PRIOR TO MAKING ANY WITHDRAWALS.

EXCHANGES

You may exchange another annuity contract to acquire a Contract. For tax purposes, the contract Issue Date will be the purchase date of the annuity contract you exchange. Accordingly, in order for your Contract to qualify as an immediate annuity, your Annuity Income Date must be no later than one year after the purchase date of the contract you are exchanging.

If you exchange your Contract in exchange for another annuity contract with the same Annuitant and Owner, the exchange will generally be treated as a tax-free exchange. An exchange for a contract with a different Annuitant or Owner would generally be treated as a taxable exchange.

TAX WITHHOLDING

The Company is required to withhold taxes from any payment made from non-qualified and qualified Contracts, including IRAs, unless you direct otherwise. You may not direct the Company to refrain from withholding taxes on certain distributions from a qualified Contract that is part of a retirement plan under

Code Section 401 or 403. In addition, the Company is required to report distributions from both qualified and non-qualified Contracts to the IRS.

DIVERSIFICATION AND CONTROL OF UNDERLYING ASSETS

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. The Underlying Funds have committed to us that they will comply with these requirements.

In addition, Treasury regulations provide that a contract may not be treated as an annuity contract for tax purposes if the contract owner has control over the assets underlying the contract. The IRS has not yet issued guidance on whether the degree of control you exercise over the underlying investments could cause you to be considered the owner of the Fund shares. If you, rather than the Company, were considered the owner of the Fund shares, your Contract would not be treated as an annuity. We believe that we will be the owner of the Fund shares for tax purposes; however, future IRS guidance may affect this conclusion and may have retroactive effect. This may affect whether the Underlying Funds will be able to continue to operate as described in the Funds' prospectus. Moreover, we reserve the right, but have no obligation, to modify the Contracts as we deem necessary or appropriate to ensure that the Contracts continue to qualify as annuities for tax purposes.

                             STATEMENTS AND REPORTS

You are sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, we will furnish a statement to you containing information about your Contract, including information as required by applicable law, rules and regulations. We will also send a confirmation statement to you each time a transaction is made. (Certain transactions made under recurring payment plans such as Automatic Account Rebalancing may in the future be confirmed quarterly rather than by immediate confirmations.) You should review the information in all statements carefully. All errors or corrections must be reported to us immediately to assure proper crediting to the Contract. We will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless you notify the Principal Office in writing within 30 days after receipt of the statement.

                                     LOANS

Loans will not be permitted under this contract.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to: (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of our separate accounts or sub-accounts having assets of the same class;
(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;
(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act; (4) to substitute the shares of any other registered investment company or other investment medium for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if we determine that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account; (5) to change the methodology for determining the Net Investment Factor; and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis which we will determine.

Shares of the Underlying Funds also are issued to the separate accounts of the Company and our affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither we nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, we and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the attendant expenses.

If any of these substitutions or changes is made, we may endorse the Contracts to reflect the substitution or change, and will notify you of all such changes. If we deem it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or our other separate accounts.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

We reserve the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give you the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

We will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from you. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to us. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. We also will vote shares in a Sub-Account that we own and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result we determine that we are permitted to vote shares in our own right, whether or not such shares are attributable to the Contract, we reserve the right to do so.

The number of votes that you may cast will be determined by us as of the record date established by the Underlying Fund. The number of Underlying Fund shares will be determined by dividing the reserve held in each Sub-Account for the Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.

We pay commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with varying initial commission amounts based on the Single Purchase Payment, plus ongoing annual compensation of up to 4% of annuity payments.

We intend to recoup commissions and other sales expenses through anticipated profits from our General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to you or to the Variable Account. You may direct any inquiries to your financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-723-6550.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 64 year old male purchases a contract and selects a variable annuity payout option of Single Life Annuity with Payments Guaranteed for 10 Years, annuity payments begin in 12 months, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the net single payment purchases 1,370 Annuity Units. The following examples assume the Annuity Unit Value is 1.000000 on the date payments begin and a net return of 8% (gross return of 9.45%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fourth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1-
       (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the ninth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment prior to withdrawal = $1,909.09

       Rate used in Calculation of Present Value = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 x (1-
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Calculation of Present Value is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fourth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Payment = $1,436.50
       Withdrawal Amount = $14,365.00 (10 X 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07 (1,370 x (1-
       (14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the ninth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 x 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment prior to withdrawal = $1,909.09

       Rate used in Calculation of Present Value = 3% (3% AIR)
       Present Value of Future Annuity Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X (1-
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Calculation of Present Value is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fourth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X (1-
       (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment prior to withdrawal = $1,506.24

       Rate used in Calculation of Present Value = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of future Annuity Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X (1-
       (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT IMMEDIATE VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

       INVESTING IN SHARES OF INVESTING IN SHARES OF THE UNDERLYING FUNDS





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY PROSPECTUS OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2002 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-723-6550.


                                DATED MAY 1, 2002


AFLIAC Allmerica Immediate Advantage

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                          2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY           4

SERVICES                                                                 4

UNDERWRITERS                                                             4

ANNUITY PAYMENTS                                                         5

EXCHANGE OFFER                                                           5

PERFORMANCE INFORMATION                                                  9

FINANCIAL STATEMENTS                                                     F-1


                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica, originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries (including the Company) had over $24.3 billion in combined assets and over $38.1 billion in life insurance in force.

Currently, 59 Sub-Accounts of the Variable Account are available under the Allmerica Immediate Advantage contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Delaware VIP Trust ("Delaware VIP"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), MFS Variable Insurance Trust (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS") and T. Rowe Price International Series, Inc. ("T. Rowe Price").

The Trust is managed by Allmerica Financial Investment Management Services, Inc. AIM is managed by A I M Advisors, Inc. ("AIM Advisors"). Alliance is managed by Alliance Capital Management, L.P. ("Alliance Capital"). Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The Delaware VIP International Value Equity Series of Delaware VIP is managed by Delaware International Advisers Ltd. ("International Advisers"). EVVT is managed by Eaton Vance Management ("Eaton Vance'). Fidelity VIP, Fidelity VIP II, and Fidelity VIP III are managed by Fidelity Management & Research Company ("FMR"). FT VIP is managed by Franklin Advisers, Inc. INVESCO VIF is managed by is INVESCO Funds Group, Inc. Janus Aspen is managed by Janus Capital. MFS Trust is managed by Massachusetts Financial Services Company ("MFS"). Oppenheimer is managed by OppenheimerFunds, Inc. ("OppenheimerFunds"). Pioneer VCT is managed by Pioneer Investment Management, Inc. ("Pioneer"). SVS is managed by Deutsche Investment Management Americas Inc. The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming").

The AIT, AIM, Alliance, Delaware VIP, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, MFS Trust, Oppenheimer, Pioneer VCT, SVS, and T. Rowe Price are open-end, diversified management investment companies. Fourteen different funds of the Trust are available under the Contract: the AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and AIT Select Value Opportunity Fund. Certain of these Funds may not be available in all states. Five funds of AIM are available under the Contract: AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund. Five portfolios of Alliance are available under the Contract: the AllianceBernstein SmallCap Value Portfolio, AllianceBernstein Value Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio, and Alliance Technology Portfolio. Two series of Delaware VIP are offered under the Contract: the Delaware VIP International Value Equity Series and the Delaware VIP Growth Opportunities Series. One portfolio of Eaton Vance VT is available under the Contract: the Eaton Vance VT Floating-Rate Income Fund. Four portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio. Two portfolios of Fidelity VIP II are available under the
Contract: the Fidelity VIP II Asset Manager Portfolio and the Fidelity VIP II Contrafund(R) Portfolio. Three Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio, the Fidelity VIP III Mid Cap Portfolio, and the Fidelity VIP III Value Strategies Fund. Six FT VIP funds are available under the Contract: the FT VIP Franklin Growth and Income Securities Fund, FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Small Cap Fund, FT VIP Small Cap Value Securities Fund, the FT VIP Mutual Shares Securities Fund, and the FT VIP Templeton Foreign Securities Fund. One fund of INVESCO VIF is available under the Contract: the INVESCO VIF Health Sciences Fund. Two Janus Aspen portfolios are available under the Contract: the Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio. Four MFS Trust funds are available under the Contract: MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, and MFS(R) Utilities Series. Five Oppenheimer funds are available under the Contract: Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA. Two portfolios of Pioneer VCT are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Shares VCT Portfolio. Two SVS portfolios are available under the
Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of Separate Account VA-K of the Company as of December 31, 2001 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of the Company, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contract. The Company intends to recoup the commission and other sales expense through a combination of anticipated withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions equal to 5% (4% on contracts originally issued as part of a 401(k) plan) of purchase payments. Independent broker-dealers receive commissions of 5%, of which a portion is paid to their registered representatives.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000 and 2001 were $38,326,089, $34,823,209.54 and $25,561,551.27.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1999, 2000, and 2001.


                                ANNUITY PAYMENTS

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105120 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105120, which produces a current monthly payment of $295.71.

                                 EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contract described in the Prospectus, which is issued on Form No. A3029-99 or state variations thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Flexible Payment Deferred Variable Annuity contracts issued on Forms A3025-96, 3021-93 and 3018-91. These contracts are referred to collectively as "Exchanged Contracts". To effect a change, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

There are inherent differences between a Flexible Payment Deferred Variable Annuity and an Immediate Variable Annuity. You should consult your financial planner to discuss these differences.

No surrender charge will be applicable to the Exchanged Contract as a result of the Exchange.

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, will have the Contract Value of the new Contract applied to reinstate the Exchanged Contract. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the values of such allocation bore on the date the exchange of the Contract for the new Contract took place. For purposes of calculating any surrender charge under the reinstated Contract the reinstated contract will be deemed to have been issued as if there had been no exchange.

The Table below illustrates the differences between the new Contract and the Exchanged Contract after the Annuity Income Date. There may be additional differences important for a person to consider prior to making an exchange. The Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

                           ALLMERICA IMMEDIATE    ALLMERICA ADVANTAGE    EXECANNUITY PLUS '93      EXECANNUITY '91
                          ADVANTAGE (A3029-99)         (A3025-96)              (3021-93)              (3018-91)
What are the              Rates are currently    The first payment is    The first payment is   The first payment is
Annuitization Rates       only - no guarantee    based on the greater    based on the greater   based on the greater
that apply to variable    rates.                 of the rates            of the rates           of the rates
annuity payments?                                guaranteed in the       guaranteed in the      guaranteed in the
                                                 contract or the         contract or the        contract or the
                                                 current rates.          current rates          current rates.

What is the Assumed       The owner has a        The Assumed             The Assumed            The Assumed
Investment Return (AIR)?  choice of 3%, 5% or    Investment Return is    Investment Return is   Investment Return is
                          7%  *                  3.5%                    3.5%                   3.5%

If my contract has        The surviving owner    After the Annuity       After the Annuity      After the Annuity
joint owners, who is      is always the          Income Date, the        Income Date, the       Income Date, the
the primary beneficiary   primary beneficiary.   beneficiary is as       beneficiary is as      beneficiary is as
on the death of the                              selected by the         selected by the        selected by the
first owner?                                     Annuity (who at that    Annuitant (who at      Annuitant (who at
                                                 point is also Owner).   that point is also     that point is also
                                                                         the Owner).            the Owner).

Can I take withdrawals?   Yes                    No                      No                     No

Will a surrender charge   No                     Yes, for any            Yes, for any           Yes, for any
be assessed when I                               commutable period       commutable period      commutable period
annuitize?                                       certain options and     certain options and    certain options and
                                                 any period certain      any period certain     any period certain
                                                 option under 10 years.  option under 10        option under 10
                                                                         years.                 years.

Is a life with cash       Yes                    No                      No                     No
back annuity benefit
option available?

Is a unit refund          No                     Yes                     No                     No
annuity benefit option
available?

How many investment       20                     4                       4                      4
choices (Sub-Accounts)
do I have?

Can I make transfers?     Yes                    No                      No                     No

Is Automatic Account      Yes                    No                      No                     No
Rebalancing (AAR)
available?

Are commutable annuity    Yes.  For the          Commutable period       Commutable period      Commutable period
options available?        Payment for a          certain options are     certain options are    certain options are
                          Certain Number of      available.              available.             available.
                          Years Option.
                          Limited Commutation
                          is also available
                          for certain other
                          options.  (See "E.
                          Description of Annuity
                          Benefit Options" under
                          DESCRIPTION OF THE
                          CONTRACT.)


                                       7

                          ALLMERICA IMMEDIATE    ALLMERICA ADVANTAGE    EXECANNUITY PLUS '93      EXECANNUITY '91
                          ADVANTAGE (A3029-99)         (A3025-96)              (3021-93)              (3018-91)
Are liquidity options     For all benefit        Commutable period       Commutable period      Commutable period
available?                options: 10 times     certain options are     certain options are    certain options are
                          the previous annuity   available.              available.             available.
                          payment.  For Life
                          with Payment for A
                          Certain Number of
                          Years and Life with
                          Cash Back Options:
                          75% of the present
                          value of the
                          remaining guaranteed
                          annuity payments.
                          For Payments for
                          Certain Number of
                          Years Option, 100%
                          is available.  For
                          either liquidity
                          option, withdrawals
                          during the first
                          five years there is
                          an adjustment to the
                          present value
                          calculation

Can I choose to have my   Yes (see "D.           No                      No                     No
variable annuity          Choosing an Income
payments level for a      Option" under
certain period of time?   DESCRIPTION OF THE
                          CONTRACT.)

Can I choose when I       Yes (see "D.           No                      No                     No
would like the value of   Choosing an Income
my variable annuity       Option" under
payments to change for    DESCRIPTION OF THE
the first time?           CONTRACT.)

What period certain       5-30 years             1-30 years              1-30 years             1-30 years
annuity options are
available?

Can I reverse my          Yes.  For 90 days      No                      No                     No
decision to annuitize?    after you have
                          received your
                          contract you reverse
                          your decision to
                          annuitize.  See "B.
                          Right to Cancel"
                          under DESCRIPTION OF
                          THE CONTRACT.)

Does the annuitant        No                     Yes                     Yes                    Yes
become the owner of the
contract on the Annuity
Date?

What is the minimum       $100 (see "D.          $50                     $50                    $50
annuity payment?          Choosing an Income
                          Option" under
                          DESCRIPTION OF THE
                          CONTRACT.)

Who will receive the      The owner.             The annuitant.          The annuitant.         The annuitant.
annuity payments?

How frequently will I     Monthly                Monthly, Quarterly,     Monthly, Quarterly,    Monthly, Quarterly,
receive annuity                                  Semi-annually,          Semi-annually,         Semi-annually,
payments?                                        Annually                Annually               Annually

*These rates may not be available in all states.

                             PERFORMANCE INFORMATION

In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1 and 2 are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Because Table 1 presents performance of the Sub-Accounts from inception through December 31, 2000 and the Sub-Accounts were not created until after December 31, 2000, no performance numbers are currently shown in this Table. The discussion below reflects the manner in which performance will be calculated in the future for Table 1.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Tables 1 and 2 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45% and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period.

The performance shown in Table 2 is calculated in exactly the same manner as that in Table 1; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                  (n)
         P (1 + T)     =   ERV

         Where:   P    =   a hypothetical initial payment to the Variable
                               Account of $1,000

                  T    =   average annual total return

                  n    =   number of years

                  ERV  =   the ending redeemable value of the $1,000 payment at
                           the end of the specific period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                     TABLE 1
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT


--------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR
                                                           SUB-ACCOUNT       ENDED                 SINCE INCEPTION
                                                          INCEPTION DATE   12/31/01     5 YEARS    OF SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                          2/1/00      -18.08%         N/A          -13.58%
AIT Equity Index Fund                                         2/1/00      -13.29%         N/A          -10.35%
AIT Government Bond Fund                                      2/1/00        6.07%         N/A            7.80%
AIT Money Market Fund                                         2/1/00        2.77%         N/A            3.78%
AIT Select Aggressive Growth Fund                             2/1/00      -22.77%         N/A          -24.10%
AIT Select Capital Appreciation Fund                          2/1/00       -2.56%         N/A            3.06%
AIT Select Emerging Markets Fund                              2/1/00      -10.45%         N/A          -26.31%
AIT Select Growth Fund                                        2/1/00      -25.80%         N/A          -21.44%
AIT Select Growth and Income Fund                             2/1/00      -13.03%         N/A          -10.98%
AIT Select International Equity Fund                          2/1/00      -22.66%         N/A          -14.84%
AIT Select Investment Grade Income Fund                       2/1/00        6.38%         N/A            8.01%
AIT Select Strategic Growth Fund                              2/1/00      -30.31%         N/A          -33.92%
AIT Select Strategic Income Fund                              5/1/01        N/A           N/A            3.54%
AIT Select Value Opportunity Fund                             2/1/00       11.05%         N/A           24.89%
AIM V.I. Aggressive Growth Fund                               5/1/01        N/A           N/A          -13.88%
AIM V.I. Blue Chip Fund                                       5/1/01        N/A           N/A          -14.14%
AIM V.I. Premier Equity Fund                                  5/1/01        N/A           N/A          -11.54%
AIM V.I. Basic Value Fund                                      N/A*         N/A           N/A              N/A
AIM V.I. Capital Development Fund                              N/A*         N/A           N/A              N/A
AllianceBernstein Small Cap Value Portfolio                    N/A*         N/A           N/A              N/A
AllianceBernstein Value Portfolio                              N/A*         N/A           N/A              N/A
Alliance Growth and Income Portfolio                          5/1/01        N/A           N/A           -7.44%
Alliance Premier Growth Portfolio                             5/1/01        N/A           N/A          -14.51%
Alliance Technology Portfolio                                  N/A*         N/A           N/A              N/A
DGPF Growth Opportunities Series                              5/1/01        N/A           N/A           -3.17%
DGPF International Equity Series                              2/1/00      -14.10%         N/A           -3.81%
Eaton Vance VT Floating-Rate Income Fund                      5/1/01        N/A           N/A            0.32%
Fidelity VIP Equity-Income Portfolio                          2/1/00       -6.34%         N/A            2.49%
Fidelity VIP Growth Portfolio                                 2/1/00      -18.85%         N/A          -15.73%
Fidelity VIP High Income Portfolio                            2/1/00      -13.01%         N/A          -18.40%
Fidelity VIP Overseas Portfolio                               2/1/00      -22.31%         N/A          -19.83%
Fidelity VIP Value Strategies Portfolio                        N/A          N/A           N/A              N/A
Fidelity VIP II Asset Manager Portfolio                       2/1/00       -5.48%         N/A           -4.17%
Fidelity VIP II Contrafund(R) Portfolio                       5/1/01        N/A           N/A           -5.42%
Fidelity VIP III Growth Opportunities Portfolio               5/1/01        N/A           N/A           -8.80%
Fidelity VIP III Mid Cap Portfolio                             N/A*         N/A           N/A              N/A
FT VIP Franklin Growth and Income Securities Fund             5/1/01        N/A           N/A          -21.77%
FT VIP Franklin Large Cap Growth Securities Fund               N/A*         N/A           N/A              N/A
FT VIP Franklin Small Cap Fund                                5/1/01        N/A           N/A           -7.20%
FT VIP Franklin Small Cap Value Securities Fund                N/A*         N/A           N/A              N/A
FT VIP Mutual Shares Securities Fund                           N/A*         N/A           N/A              N/A
FT VIP Templeton Foreign Securities Fund                       N/A*         N/A           N/A              N/A
INVESCO Health Sciences Fund                                  5/1/01        N/A           N/A            1.71%
Janus Aspen Growth Portfolio                                  5/1/01        N/A           N/A          -11.68%
Janus Aspen Growth and Income Portfolio                       5/1/01        N/A           N/A          -21.43%
MFS(R) Mid Cap Growth Series                                   N/A*         N/A           N/A              N/A
--------------------------------------------------------------------------------------------------------------------


                                       11

--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series                                    N/A*         N/A           N/A              N/A
MFS(R) Total Return Series                                     N/A*         N/A           N/A              N/A
MFS(R) Utilities Series                                        N/A*         N/A           N/A              N/A
Oppenheimer Capital Appreciation Fund/VA                       N/A*         N/A           N/A              N/A
Oppenheimer Global Securities Fund/VA                          N/A*         N/A           N/A              N/A
Oppenheimer High Income Fund/VA                                N/A*         N/A           N/A              N/A
Oppenheimer Main Street Growth & Income Fund/VA                N/A*         N/A           N/A              N/A
Oppenheimer Multiple Strategies Fund/VA                        N/A*         N/A           N/A              N/A
Pioneer Emerging Markets VCT Portfolio                        5/1/01        N/A           N/A           -3.31%
Pioneer Real Estate Shares VCT Portfolio                      5/1/01        N/A           N/A            7.49%
Scudder Technology Growth Portfolio                           5/1/01        N/A           N/A          -21.38%
SVS Dreman Financial Services Portfolio                       5/1/01        N/A           N/A           -0.91%
T. Rowe Price International Stock Portfolio                   2/1/00      -23.34%         N/A          -19.62%
--------------------------------------------------------------------------------------------------------------------


* This is a new Sub-Account so no historical figures are available.

                                     TABLE 2
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                      SINCE INCEPTION OF UNDERLYING FUND(1)


--------------------------------------------------------------------------------------------------------------------
                                                         UNDERLYING FUND   FOR YEAR                  10 YEARS OR
                                                            INCEPTION        ENDED                 SINCE INCEPTION
                                                               DATE        12/31/01     5 YEARS   OF FUND (IF LESS)
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                        4/29/85      -18.08%         6.20%         8.67%
AIT Equity Index Fund*                                       9/28/90      -13.29%         8.78%        10.85%
AIT Government Bond Fund*                                    8/26/91        6.07%         4.94%         4.64%
AIT Money Market Fund*                                       4/29/85        2.77%         3.85%         3.37%
AIT Select Aggressive Growth Fund*                           8/21/92      -22.77%         0.02%         8.04%
AIT Select Capital Appreciation Fund*                        4/28/95       -2.56%         9.89%        13.83%
AIT Select Emerging Markets Fund*                            2/20/98      -10.45%         N/A          -8.76%
AIT Select Growth and Income Fund*                           8/21/92      -25.80%         6.30%         8.47%
AIT Select Growth Fund*                                      8/21/92      -13.03%         4.34%         7.90%
AIT Select International Equity Fund*                         5/2/94      -22.66%         1.30%         4.92%
AIT Select Investment Grade Income Fund*                     4/29/85        6.38%         5.33%         5.54%
AIT Select Strategic Growth Fund*                            2/20/98      -30.31%         N/A         -17.47%
AIT Select Strategic Income Fund*                             7/3/00        5.42%         N/A           7.01%
AIT Select Value Opportunity Fund*                           4/30/93       11.05%        11.27%        12.09%
AIM V.I. Aggressive Growth Fund*                              5/1/98      -27.12%         N/A           0.83%
AIM V.I. Blue Chip Fund                                      12/29/99     -23.67%         N/A         -16.85%
AIM V.I. Premier Equity Fund                                  5/5/93      -13.83%         8.12%        11.79%
AIM V.I. Basic Value Fund*                                   9/10/01        N/A           N/A           1.14%
AIM V.I. Capital Development Fund*                            5/1/98       -9.42%         N/A           3.41%
AllianceBernstein Small Cap Value Portfolio*                  5/1/01        N/A           N/A           9.89%
AllianceBernstein Value Portfolio*                            5/1/01        N/A           N/A          -1.01%
Alliance Growth and Income Portfolio*                        1/14/91       -1.26%        12.76%        12.99%
Alliance Premier Growth Portfolio*                           6/26/92      -18.61%        10.71%        13.75%
Alliance Technology Portfolio*                               1/11/96      -26.52%        10.53%        10.24%
DGPF Growth Opportunities Series*                            7/12/91      -17.11%         9.62%         9.05%
DGPF International Equity Series                             10/29/92     -14.10%         2.10%         5.99%
Eaton Vance VT Floating-Rate Income Fund                      5/1/01        N/A           N/A           0.32%
Fidelity VIP Equity-Income Portfolio                         10/9/86      -6.34%          7.83%        11.98%
Fidelity VIP Growth Portfolio                                10/9/86      -18.85%        10.05%        11.77%
Fidelity VIP High Income Portfolio                           9/19/85      -13.01%        -4.97%         3.77%
Fidelity VIP Overseas Portfolio                              1/28/87      -22.31%         1.25%         4.37%
Fidelity VIP Value Strategies Portfolio*                       N/A          N/A           N/A            N/A
Fidelity VIP II Asset Manager Portfolio                       9/6/89       -5.48%         5.74%         7.68%
Fidelity VIP II Contrafund(R) Portfolio*                      1/3/95      -13.71%         8.59%        13.83%
Fidelity VIP III Growth Opportunities Portfolio               1/3/95      -15.88%         2.06%         7.76%
Fidelity VIP III Mid Cap Portfolio*                          12/28/98      -4.86%         N/A          22.81%
FT VIP Franklin Growth and Income Securities Fund*           1/24/89      -20.65%        -4.16%         1.22%
FT VIP Franklin Large Cap Growth Securities Fund*             5/1/96      -12.77%        10.04%        10.94%
FT VIP Franklin Small Cap Fund*                              11/1/95      -16.56%         8.71%        11.58%
FT VIP Franklin Small Cap Value Securities Fund*              5/1/98       11.87%         N/A           1.31%
FT VIP Mutual Shares Securities Fund*                        11/8/96        5.22%         8.29%         8.40%
FT VIP Templeton Foreign Securities Fund*                     5/1/92      -17.43%         2.84%         7.70%
INVESCO Health Sciences Fund                                 5/22/97      -13.85%         N/A          13.12%
Janus Aspen Growth Portfolio*                                9/13/93      -25.99%         7.19%         9.89%
Janus Aspen Growth and Income Portfolio*                      5/1/98      -14.83%         N/A          10.82%
MFS(R) Mid Cap Growth Series*                                 5/1/00      -18.76%         N/A         -13.84%
MFS(R) New Discovery Series*                                  5/1/98       -6.42%         N/A          12.79%
--------------------------------------------------------------------------------------------------------------------


                                       13

--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series*                                   1/3/95       -1.19%         8.71%        11.54%
MFS(R) Utilities Series*                                      1/3/95      -25.30%         8.94%        13.09%
Oppenheimer Capital Appreciation Fund/VA*                     4/3/85      -13.84%        12.53%        13.54%
Oppenheimer Global Securities Fund/VA*                       11/12/90     -13.32%        13.73%        12.25%
Oppenheimer High Income Fund/VA*                             4/30/86       0.49%          1.38%         7.14%
Oppenheimer Main Street Growth & Income Fund/VA*              7/5/95      -11.46%         5.16%        11.29%
Oppenheimer Multiple Strategies Fund/VA*                      2/9/87        0.73%         7.17%         8.60%
Pioneer Emerging Markets VCT Portfolio*                      10/30/98      -8.70%          N/A          2.64%
Pioneer Real Estate Shares VCT Portfolio*                     3/1/95        5.98%         3.89%         9.53%
Scudder Technology Growth Portfolio                           5/3/99      -33.38%          N/A         -3.62%
SVS Dreman Financial Services Portfolio                       5/4/98       -6.23%          N/A          1.72%
T. Rowe Price International Stock Portfolio                  3/31/94      -23.34%        -1.09%         2.17%
--------------------------------------------------------------------------------------------------------------------




(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD  - THE AIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2001:


                           Yield                 0.65%
                           Effective Yield       0.65%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                               AIT              AIT
                                                                                               CORE           EQUITY
                                                                                              EQUITY           INDEX
                                                                                         ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 376,044,879    $ 382,143,591
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                              16,750                -
                                                                                         ---------------  ---------------
    Total assets                                                                            376,061,629      382,143,591

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -           14,204
                                                                                         ---------------  ---------------
    Net assets                                                                            $ 376,061,629    $ 382,129,387
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 374,781,734    $ 380,884,677
  Allmerica Immediate Advantage                                                               1,274,273        1,181,571
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                        1,289           48,358
  Allmerica Premier Choice with Optional Rider                                                        -           10,365
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        4,333            4,416
                                                                                         ---------------  ---------------
                                                                                          $ 376,061,629    $ 382,129,387
                                                                                         ===============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      146,472,351      126,462,538
  Net asset value per unit, December 31, 2001                                             $    2.558720    $    3.011838

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                        1,685,288        1,456,701
  Net asset value per unit, December 31, 2001                                             $    0.756116    $    0.811128

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            3,189           45,786
  Net asset value per unit, December 31, 2001                                             $    1.083577    $    1.104425

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           11,390
  Net asset value per unit, December 31, 2001                                             $    1.082893    $    1.103733



                                                                                              AIT
                                                                                           GOVERNMENT          AIT
                                                                                              BOND         MONEY MARKET
                                                                                         --------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 99,473,557    $ 243,028,282
Investments in shares of AIM Variable Insurance Funds                                                -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                       -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                -                -
Investment in shares of Delaware Group Premium Fund                                                  -                -
Investments in shares of Deutsche Asset Management VIT Funds                                         -                -
Investment in shares of Eaton Vance Variable Trust                                                   -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)               -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)             -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)             -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                     -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                        -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                -                -
Investments in shares of Scudder Variable Series II                                                  -                -
Investment in shares of T. Rowe Price International Series, Inc.                                     -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                              4,019                -
                                                                                         --------------  ---------------
    Total  assets                                                                           99,477,576      243,028,282

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  -           15,341
                                                                                         --------------  ---------------
    Net assets                                                                            $ 99,477,576    $ 243,012,941
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 98,876,172    $ 236,959,009
  Allmerica Immediate Advantage                                                                200,880          728,939
  Directed Advisory Solutions                                                                        -                -
  Allmerica Value Generation                                                                         -           40,932
  Allmerica Premier Choice                                                                     255,076        5,258,112
  Allmerica Premier Choice with Optional Rider                                                 141,475           17,803
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                       3,973            8,146
                                                                                         --------------  ---------------
                                                                                          $ 99,477,576    $ 243,012,941
                                                                                         ==============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      59,275,082      168,047,692
  Net asset value per unit, December 31, 2001                                             $   1.668090    $    1.410070

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                         173,964          678,935
  Net asset value per unit, December 31, 2001                                             $   1.154723    $    1.073650

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                               -            2,000
  Net asset value per unit, December 31, 2001                                             $          -    $    1.034185

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                               -           41,637
  Net asset value per unit, December 31, 2001                                             $          -    $    1.032665

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                         258,735        5,241,736
  Net asset value per unit, December 31, 2001                                             $   0.993538    $    1.003507

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                         144,486           19,752
  Net asset value per unit, December 31, 2001                                             $   0.992908    $    1.002870


                                                                                                AIT             AIT
                                                                                              SELECT           SELECT
                                                                                            AGGRESSIVE         CAPITAL
                                                                                              GROWTH        APPRECIATION
                                                                                         ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 236,247,076    $ 181,937,832
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 660            2,399
                                                                                         ---------------  ---------------
    Total assets                                                                            236,247,736      181,940,231

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                         ---------------  ---------------
    Net assets                                                                            $ 236,247,736    $ 181,940,231
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 235,954,483    $ 181,526,524
  Allmerica Immediate Advantage                                                                 287,940          387,827
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                          634              783
  Allmerica Premier Choice with Optional Rider                                                        -           20,171
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        4,679            4,926
                                                                                         ---------------  ---------------
                                                                                          $ 236,247,736    $ 181,940,231
                                                                                         ===============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      119,660,992       76,419,156
  Net asset value per unit, December 31, 2001                                             $    1.971858    $    2.375406

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                          488,242          366,071
  Net asset value per unit, December 31, 2001                                             $    0.589748    $    1.059430

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            2,541            2,636
  Net asset value per unit, December 31, 2001                                             $    1.170241    $    1.231817

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           18,385
  Net asset value per unit, December 31, 2001                                             $    1.169497    $    1.231035

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                AIT
                                                                                              SELECT           AIT
                                                                                             EMERGING         SELECT
                                                                                              MARKETS         GROWTH
                                                                                           -------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $ 7,174,109    $ 268,989,904
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               1,418                -
                                                                                            ------------   --------------
    Total assets                                                                              7,175,527      268,989,904

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -            1,705
                                                                                            ------------   --------------
    Net assets                                                                              $ 7,175,527    $ 268,988,199
                                                                                            ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $ 7,115,684    $ 268,226,839
  Allmerica Immediate Advantage                                                                  30,646          656,920
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                       23,036           83,426
  Allmerica Premier Choice with Optional Rider                                                        -           16,623
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        6,161            4,391
                                                                                            ------------   --------------
                                                                                            $ 7,175,527    $ 268,988,199
                                                                                            ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                       10,689,025      130,588,001
  Net asset value per unit, December 31, 2001                                               $  0.665700    $    2.053993

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                           56,990        1,042,699
  Net asset value per unit, December 31, 2001                                               $  0.557308    $    0.630019

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                               $         -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                               $         -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                           20,253           77,983
  Net asset value per unit, December 31, 2001                                               $  1.262038    $    1.097963

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           17,150
  Net asset value per unit, December 31, 2001                                               $  1.261239    $    1.097268


                                                                                                 AIT               AIT
                                                                                               SELECT            SELECT
                                                                                               GROWTH         INTERNATIONAL
                                                                                             AND INCOME          EQUITY
                                                                                           ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $ 235,873,634     $ 208,806,353
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                 -
Investment in shares of Delaware Group Premium Fund                                                     -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investment in shares of Eaton Vance Variable Trust                                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -             1,044
                                                                                            --------------   ---------------
    Total assets                                                                              235,873,634       208,807,397

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                66,462                 -
                                                                                            --------------   ---------------
    Net assets                                                                              $ 235,807,172     $ 208,807,397
                                                                                            ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $ 235,171,673     $ 208,194,294
  Allmerica Immediate Advantage                                                                   627,195           456,141
  Directed Advisory Solutions                                                                           -                 -
  Allmerica Value Generation                                                                            -                 -
  Allmerica Premier Choice                                                                          3,869           125,547
  Allmerica Premier Choice with Optional Rider                                                          -            27,085
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          4,435             4,330
                                                                                            --------------   ---------------
                                                                                            $ 235,807,172     $ 208,807,397
                                                                                            ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                        116,092,023       144,032,249
  Net asset value per unit, December 31, 2001                                               $    2.025735     $    1.445470

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            783,714           620,432
  Net asset value per unit, December 31, 2001                                               $    0.800286     $    0.735199

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                               $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                               $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              5,489           117,943
  Net asset value per unit, December 31, 2001                                               $    1.108951     $    1.082833

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000            27,029
  Net asset value per unit, December 31, 2001                                               $    1.108252     $    1.082142


                                                                                                AIT             AIT
                                                                                               SELECT          SELECT
                                                                                             INVESTMENT      STRATEGIC
                                                                                            GRADE INCOME       GROWTH
                                                                                           --------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $199,953,235    $ 3,875,081
Investments in shares of AIM Variable Insurance Funds                                                  -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -              -
Investment in shares of Delaware Group Premium Fund                                                    -              -
Investments in shares of Deutsche Asset Management VIT Funds                                           -              -
Investment in shares of Eaton Vance Variable Trust                                                     -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                       -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -              -
Investments in shares of Scudder Variable Series II                                                    -              -
Investment in shares of T. Rowe Price International Series, Inc.                                       -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                1,975              -
                                                                                           --------------  -------------
    Total assets                                                                             199,955,210      3,875,081

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -          9,940
                                                                                           --------------  -------------
    Net assets                                                                              $199,955,210    $ 3,865,141
                                                                                           ==============  =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $199,147,414    $ 3,775,973
  Allmerica Immediate Advantage                                                                  571,621         49,902
  Directed Advisory Solutions                                                                          -              -
  Allmerica Value Generation                                                                           -              -
  Allmerica Premier Choice                                                                        89,717         28,188
  Allmerica Premier Choice with Optional Rider                                                   142,482          4,481
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         3,976          6,597
                                                                                           --------------  -------------
                                                                                            $199,955,210    $ 3,865,141
                                                                                           ==============  =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                       108,331,554      7,816,554
  Net asset value per unit, December 31, 2001                                               $   1.838314    $  0.483074

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                           493,161        112,326
  Net asset value per unit, December 31, 2001                                               $   1.159097    $  0.452317

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                               $          -    $         -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                               $          -    $         -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            92,235         21,800
  Net asset value per unit, December 31, 2001                                               $   0.994263    $  1.423638

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                           145,395          5,149
  Net asset value per unit, December 31, 2001                                               $   0.993628    $  1.422741

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                  AIT              AIT
                                                                                                 SELECT           SELECT
                                                                                               STRATEGIC           VALUE
                                                                                                 INCOME         OPPORTUNITY
                                                                                             --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $ 17,004,816     $ 204,257,810
Investments in shares of AIM Variable Insurance Funds                                                    -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -                 -
Investment in shares of Delaware Group Premium Fund                                                      -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                             -                 -
Investment in shares of Eaton Vance Variable Trust                                                       -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -                 -
Investments in shares of Scudder Variable Series II                                                      -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                         -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  9,679                 -
                                                                                             --------------   ---------------
    Total assets                                                                                17,014,495       204,257,810

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -             3,699
                                                                                             --------------   ---------------
    Net assets                                                                                $ 17,014,495     $ 204,254,111
                                                                                             ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 16,904,055     $ 203,510,056
  Allmerica Immediate Advantage                                                                     32,704           717,951
  Directed Advisory Solutions                                                                            -                 -
  Allmerica Value Generation                                                                             -                 -
  Allmerica Premier Choice                                                                          49,864               865
  Allmerica Premier Choice with Optional Rider                                                      21,846            20,388
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,026             4,851
                                                                                             --------------   ---------------
                                                                                              $ 17,014,495     $ 204,254,111
                                                                                             ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          16,326,506        75,511,638
  Net asset value per unit, December 31, 2001                                                 $   1.035375     $    2.695082

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              33,586           469,082
  Net asset value per unit, December 31, 2001                                                 $   1.035402     $    1.530545

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -                 -
  Net asset value per unit, December 31, 2001                                                 $          -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -                 -
  Net asset value per unit, December 31, 2001                                                 $          -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              52,407             2,713
  Net asset value per unit, December 31, 2001                                                 $   0.989215     $    1.213059

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              24,098            18,818
  Net asset value per unit, December 31, 2001                                                 $   0.988591     $    1.212296



                                                                                                AIM V.I.
                                                                                               AGGRESSIVE        AIM V.I.
                                                                                                 GROWTH         BLUE CHIP
                                                                                             --------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $          -     $         -
Investments in shares of AIM Variable Insurance Funds                                           48,928,240       2,413,388
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -               -
Investment in shares of Delaware Group Premium Fund                                                      -               -
Investments in shares of Deutsche Asset Management VIT Funds                                             -               -
Investment in shares of Eaton Vance Variable Trust                                                       -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -               -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -               -
Investments in shares of Scudder Variable Series II                                                      -               -
Investment in shares of T. Rowe Price International Series, Inc.                                         -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  2,219               -
                                                                                             --------------   -------------
    Total assets                                                                                48,930,459       2,413,388

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -               -
                                                                                             --------------   -------------
    Net assets                                                                                $ 48,930,459     $ 2,413,388
                                                                                             ==============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 48,795,377     $ 2,389,730
  Allmerica Immediate Advantage                                                                     58,916          14,359
  Directed Advisory Solutions                                                                            -               -
  Allmerica Value Generation                                                                             -               -
  Allmerica Premier Choice                                                                          54,251               -
  Allmerica Premier Choice with Optional Rider                                                      15,552               -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,363           9,299
                                                                                             --------------   -------------
                                                                                              $ 48,930,459     $ 2,413,388
                                                                                             ==============   =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          73,595,632       2,782,817
  Net asset value per unit, December 31, 2001                                                 $   0.663020     $  0.858745

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              70,412          18,723
  Net asset value per unit, December 31, 2001                                                 $   0.861192     $  0.858645

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -           2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $  0.775592

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -           2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $  0.774442

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              48,748           2,000
  Net asset value per unit, December 31, 2001                                                 $   1.160501     $  1.120935

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              15,410           2,000
  Net asset value per unit, December 31, 2001                                                 $   1.159768     $  1.120224


                                                                                                                ALLIANCE
                                                                                                   AIM           GROWTH
                                                                                               V.I. VALUE        CLASS B
                                                                                             --------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $          -     $        -
Investments in shares of AIM Variable Insurance Funds                                           41,307,437              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -          2,927
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -              -
Investment in shares of Delaware Group Premium Fund                                                      -              -
Investments in shares of Deutsche Asset Management VIT Funds                                             -              -
Investment in shares of Eaton Vance Variable Trust                                                       -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -              -
Investments in shares of Scudder Variable Series II                                                      -              -
Investment in shares of T. Rowe Price International Series, Inc.                                         -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  3,273              -
                                                                                             --------------   ------------
    Total assets                                                                                41,310,710          2,927

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -              -
                                                                                             --------------   ------------
    Net assets                                                                                $ 41,310,710     $    2,927
                                                                                             ==============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 41,194,990     $        -
  Allmerica Immediate Advantage                                                                    109,528              -
  Directed Advisory Solutions                                                                            -              -
  Allmerica Value Generation                                                                             -              -
  Allmerica Premier Choice                                                                               -              -
  Allmerica Premier Choice with Optional Rider                                                           -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,192          2,927
                                                                                             --------------   ------------
                                                                                              $ 41,310,710     $    2,927
                                                                                             ==============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          54,115,356              -
  Net asset value per unit, December 31, 2001                                                 $   0.761244     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                             125,812              -
  Net asset value per unit, December 31, 2001                                                 $   0.884627     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -          2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $ 0.732271

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -          2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $ 0.731200

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                               2,000              -
  Net asset value per unit, December 31, 2001                                                 $   1.105970     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               2,000              -
  Net asset value per unit, December 31, 2001                                                 $   1.105275     $        -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                ALLIANCE          ALLIANCE
                                                                                                 GROWTH            PREMIER
                                                                                               AND INCOME          GROWTH
                                                                                                 CLASS B           CLASS B
                                                                                             ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $          -
Investments in shares of AIM Variable Insurance Funds                                                     -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                  112,623,235       59,127,081
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                -
Investment in shares of Delaware Group Premium Fund                                                       -                -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                -
Investment in shares of Eaton Vance Variable Trust                                                        -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                -
Investments in shares of Scudder Variable Series II                                                       -                -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   7,402            6,085
                                                                                             ---------------   --------------
    Total assets                                                                                112,630,637       59,133,166

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Net assets                                                                                $ 112,630,637     $ 59,133,166
                                                                                             ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 112,126,895     $ 58,910,049
  Allmerica Immediate Advantage                                                                     284,332          140,598
  Directed Advisory Solutions                                                                             -                -
  Allmerica Value Generation                                                                              -                -
  Allmerica Premier Choice                                                                          163,508           47,197
  Allmerica Premier Choice with Optional Rider                                                       51,479           29,054
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,423            6,268
                                                                                             ---------------   --------------
                                                                                              $ 112,630,637     $ 59,133,166
                                                                                             ===============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          107,902,616       89,663,991
  Net asset value per unit, December 31, 2001                                                 $    1.039149     $   0.657009

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              307,202          166,469
  Net asset value per unit, December 31, 2001                                                 $    0.925555     $   0.854862

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              149,808           43,406
  Net asset value per unit, December 31, 2001                                                 $    1.106216     $   1.139865

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               48,566           27,505
  Net asset value per unit, December 31, 2001                                                 $    1.105512     $   1.139141

                                                                                                   DGPF
                                                                                                  GROWTH             DGPF
                                                                                              OPPORTUNITIES     INTERNATIONAL
                                                                                              SERVICE CLASS         EQUITY
                                                                                             ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $           -
Investments in shares of AIM Variable Insurance Funds                                                     -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                            18,660,165                 -
Investment in shares of Delaware Group Premium Fund                                                       -        76,547,372
Investments in shares of Deutsche Asset Management VIT Funds                                              -                 -
Investment in shares of Eaton Vance Variable Trust                                                        -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                 -
Investments in shares of Scudder Variable Series II                                                       -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                 -
                                                                                             ---------------   ---------------
    Total assets                                                                                 18,660,165        76,547,372

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -               651
                                                                                             ---------------   ---------------
    Net assets                                                                                $  18,660,165     $  76,546,721
                                                                                             ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $  18,644,982     $  76,427,602
  Allmerica Immediate Advantage                                                                       6,259           113,828
  Directed Advisory Solutions                                                                             -                 -
  Allmerica Value Generation                                                                              -                 -
  Allmerica Premier Choice                                                                            1,975               955
  Allmerica Premier Choice with Optional Rider                                                            -                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            6,949             4,336
                                                                                             ---------------   ---------------
                                                                                              $  18,660,165     $  76,546,721
                                                                                             ===============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           26,110,642        45,357,843
  Net asset value per unit, December 31, 2001                                                 $    0.714076     $    1.684992

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                8,465           122,622
  Net asset value per unit, December 31, 2001                                                 $    0.968253     $    0.928280

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                3,576             2,881
  Net asset value per unit, December 31, 2001                                                 $    1.253276     $    1.084395

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                2,000             2,000
  Net asset value per unit, December 31, 2001                                                 $    1.252483     $    1.083711


                                                                                                  DGPF            DEUTSCHE
                                                                                              SELECT GROWTH       VIT EAFE
                                                                                              SERVICE CLASS     EQUITY INDEX
                                                                                             ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $          -
Investments in shares of AIM Variable Insurance Funds                                                     -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                11,215                -
Investment in shares of Delaware Group Premium Fund                                                       -                -
Investments in shares of Deutsche Asset Management VIT Funds                                              -           62,538
Investment in shares of Eaton Vance Variable Trust                                                        -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                -
Investments in shares of Scudder Variable Series II                                                       -                -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Total assets                                                                                     11,215           62,538

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Net assets                                                                                $      11,215     $     62,538
                                                                                             ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $           -     $          -
  Allmerica Immediate Advantage                                                                           -                -
  Directed Advisory Solutions                                                                         8,193            8,192
  Allmerica Value Generation                                                                              -           51,303
  Allmerica Premier Choice                                                                                -                -
  Allmerica Premier Choice with Optional Rider                                                            -                -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            3,022            3,043
                                                                                             ---------------   --------------
                                                                                              $      11,215     $     62,538
                                                                                             ===============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                               12,833           12,760
  Net asset value per unit, December 31, 2001                                                 $    0.756174     $   0.761339

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                2,000           69,484
  Net asset value per unit, December 31, 2001                                                 $    0.755064     $   0.760235

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                               DEUTSCHE       DEUTSCHE
                                                                                              VIT EQUITY      VIT SMALL
                                                                                               500 INDEX      CAP INDEX
                                                                                             ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $        -     $        -
Investments in shares of AIM Variable Insurance Funds                                                  -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -              -
Investment in shares of Delaware Group Premium Fund                                                    -              -
Investments in shares of Deutsche Asset Management VIT Funds                                     116,796         54,634
Investment in shares of Eaton Vance Variable Trust                                                     -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                       -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -              -
Investments in shares of Scudder Variable Series II                                                    -              -
Investment in shares of T. Rowe Price International Series, Inc.                                       -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              -
                                                                                             ------------   ------------
    Total assets                                                                                 116,796         54,634

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              -
                                                                                             ------------   ------------
    Net assets                                                                                $  116,796     $   54,634
                                                                                             ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $        -     $        -
  Allmerica Immediate Advantage                                                                        -              -
  Directed Advisory Solutions                                                                          -          8,192
  Allmerica Value Generation                                                                     115,049         42,403
  Allmerica Premier Choice                                                                             -              -
  Allmerica Premier Choice with Optional Rider                                                         -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         1,747          4,039
                                                                                             ------------   ------------
                                                                                              $  116,796     $   54,634
                                                                                             ============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                             2,001         10,105
  Net asset value per unit, December 31, 2001                                                 $ 0.873251     $ 1.010649

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                           131,943         44,016
  Net asset value per unit, December 31, 2001                                                 $ 0.871962     $ 1.009191

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -


                                                                                              EATON VANCE VT
                                                                                                  FLOATING        FIDELITY VIP
                                                                                                RATE-INCOME      EQUITY-INCOME
                                                                                             ----------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $           -
Investments in shares of AIM Variable Insurance Funds                                                      -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                 -
Investment in shares of Delaware Group Premium Fund                                                        -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                 -
Investment in shares of Eaton Vance Variable Trust                                                 5,140,674                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -       508,985,229
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                 -
Investments in shares of Scudder Variable Series II                                                        -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                 -
                                                                                             ----------------   ---------------
    Total assets                                                                                   5,140,674       508,985,229

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      203                38
                                                                                             ----------------   ---------------
    Net assets                                                                                $    5,140,471     $ 508,985,191
                                                                                             ================   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $    5,047,314     $ 507,795,965
  Allmerica Immediate Advantage                                                                       60,602           996,282
  Directed Advisory Solutions                                                                              -                 -
  Allmerica Value Generation                                                                               -                 -
  Allmerica Premier Choice                                                                               200           133,249
  Allmerica Premier Choice with Optional Rider                                                        26,356            55,315
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             5,999             4,380
                                                                                             ----------------   ---------------
                                                                                              $    5,140,471     $ 508,985,191
                                                                                             ================   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                             5,031,457       155,829,543
  Net asset value per unit, December 31, 2001                                                 $     1.003152     $    3.258663

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                62,411           950,497
  Net asset value per unit, December 31, 2001                                                 $     1.003158     $    1.048170

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -                 -
  Net asset value per unit, December 31, 2001                                                 $            -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -                 -
  Net asset value per unit, December 31, 2001                                                 $            -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 2,200           123,642
  Net asset value per unit, December 31, 2001                                                 $     0.998514     $    1.095420

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                28,412            52,528
  Net asset value per unit, December 31, 2001                                                 $     0.997877     $    1.094730


                                                                                               FIDELITY VIP      FIDELITY VIP
                                                                                                  GROWTH         HIGH INCOME
                                                                                             ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $           -
Investments in shares of AIM Variable Insurance Funds                                                     -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                 -
Investment in shares of Delaware Group Premium Fund                                                       -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                 -
Investment in shares of Eaton Vance Variable Trust                                                        -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                              504,135,398       114,320,143
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                 -
Investments in shares of Scudder Variable Series II                                                       -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   4,856                 -
                                                                                             ---------------   ---------------
    Total assets                                                                                504,140,254       114,320,143

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -               451
                                                                                             ---------------   ---------------
    Net assets                                                                                $ 504,140,254     $ 114,319,692
                                                                                             ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 503,005,974     $ 114,040,251
  Allmerica Immediate Advantage                                                                   1,112,823           270,367
  Directed Advisory Solutions                                                                             -                 -
  Allmerica Value Generation                                                                              -                 -
  Allmerica Premier Choice                                                                            3,191             4,949
  Allmerica Premier Choice with Optional Rider                                                       13,596                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,670             4,125
                                                                                             ---------------   ---------------
                                                                                              $ 504,140,254     $ 114,319,692
                                                                                             ===============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          145,454,086        75,142,507
  Net asset value per unit, December 31, 2001                                                 $    3.458177     $    1.517653

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            1,544,478           399,129
  Net asset value per unit, December 31, 2001                                                 $    0.720517     $    0.677393

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                4,732             6,797
  Net asset value per unit, December 31, 2001                                                 $    1.167903     $    1.031646

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               13,648             2,000
  Net asset value per unit, December 31, 2001                                                 $    1.167169     $    1.030998

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001


                                                                                                FIDELITY VIP     FIDELITY VIP II
                                                                                                  OVERSEAS        ASSET MANAGER
                                                                                              ---------------   -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $           -     $             -
Investments in shares of AIM Variable Insurance Funds                                                      -                   -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                   -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                   -
Investment in shares of Delaware Group Premium Fund                                                        -                   -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                   -
Investment in shares of Eaton Vance Variable Trust                                                         -                   -
Investments in shares of Fidelity Variable Insurance Products Fund                               100,114,385                   -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -          94,533,006
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                   -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                   -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                   -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                   -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                   -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                   -
Investments in shares of Scudder Variable Series II                                                        -                   -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                   -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    2,572               1,772
                                                                                              ---------------   -----------------
    Total assets                                                                                 100,116,957          94,534,778

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                   -
                                                                                              ---------------   -----------------
    Net assets                                                                                 $ 100,116,957     $    94,534,778
                                                                                              ===============   =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $  99,874,101     $    94,202,606
  Allmerica Immediate Advantage                                                                      238,457             321,075
  Directed Advisory Solutions                                                                              -                   -
  Allmerica Value Generation                                                                               -                   -
  Allmerica Premier Choice                                                                                 -                   -
  Allmerica Premier Choice with Optional Rider                                                             -               6,780
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             4,399               4,317
                                                                                              ---------------   -----------------
                                                                                               $ 100,116,957     $    94,534,778
                                                                                              ===============   =================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                            63,235,589          56,013,665
  Net asset value per unit, December 31, 2001                                                  $    1.579397     $      1.681779

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               364,083             348,355
  Net asset value per unit, December 31, 2001                                                  $    0.654952     $      0.921690

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -                   -
  Net asset value per unit, December 31, 2001                                                  $           -     $             -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -                   -
  Net asset value per unit, December 31, 2001                                                  $           -     $             -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 2,000               2,000
  Net asset value per unit, December 31, 2001                                                  $    1.100071     $      1.079578

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 2,000               8,284
  Net asset value per unit, December 31, 2001                                                  $    1.099371     $      1.078889



                                                                                               FIDELITY VIP II     FIDELITY VIP III
                                                                                                 CONTRAFUND         GROWTH & INCOME
                                                                                               SERVICE CLASS 2      SERVICE CLASS 2
                                                                                              -----------------   ------------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $             -     $              -
Investments in shares of AIM Variable Insurance Funds                                                        -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                               -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                        -                    -
Investment in shares of Delaware Group Premium Fund                                                          -                    -
Investments in shares of Deutsche Asset Management VIT Funds                                                 -                    -
Investment in shares of Eaton Vance Variable Trust                                                           -                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                           -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II                                         -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)               5,733,787                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                     -               15,946
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                     -                    -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                             -                    -
Investments in shares of Janus Aspen Series  (Service Shares)                                                -                    -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                        -                    -
Investments in shares of Scudder Variable Series II                                                          -                    -
Investment in shares of T. Rowe Price International Series, Inc.                                             -                    -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -                    -
                                                                                              -----------------   ------------------
    Total assets                                                                                     5,733,787               15,946

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -                    -
                                                                                              -----------------   ------------------
    Net assets                                                                                 $     5,733,787     $         15,946
                                                                                              =================   ==================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $     5,700,656     $              -
  Allmerica Immediate Advantage                                                                         23,090                    -
  Directed Advisory Solutions                                                                                -               12,289
  Allmerica Value Generation                                                                                 -                    -
  Allmerica Premier Choice                                                                                 202                    -
  Allmerica Premier Choice with Optional Rider                                                               -                    -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                            9,839                3,657
                                                                                              -----------------   ------------------
                                                                                               $     5,733,787     $         15,946
                                                                                              =================   ==================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                               6,027,229                    -
  Net asset value per unit, December 31, 2001                                                  $      0.945817     $              -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                  26,414                    -
  Net asset value per unit, December 31, 2001                                                  $      0.945800     $              -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   2,000               15,429
  Net asset value per unit, December 31, 2001                                                  $      0.917127     $       0.915048

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   2,000                2,000
  Net asset value per unit, December 31, 2001                                                  $      0.915790     $       0.913698

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                   2,188                    -
  Net asset value per unit, December 31, 2001                                                  $      1.070652     $              -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                   2,000                    -
  Net asset value per unit, December 31, 2001                                                  $      1.069972     $              -


                                                                                               FIDELITY VIP III
                                                                                                    GROWTH
                                                                                                OPPORTUNITIES
                                                                                               SERVICE CLASS 2
                                                                                              -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $             -
Investments in shares of AIM Variable Insurance Funds                                                        -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                        -
Investment in shares of Delaware Group Premium Fund                                                          -
Investments in shares of Deutsche Asset Management VIT Funds                                                 -
Investment in shares of Eaton Vance Variable Trust                                                           -
Investments in shares of Fidelity Variable Insurance Products Fund                                           -
Investment in shares of Fidelity Variable Insurance Products Fund II                                         -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                       -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)             6,490,612
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                     -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                             -
Investments in shares of Janus Aspen Series  (Service Shares)                                                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                        -
Investments in shares of Scudder Variable Series II                                                          -
Investment in shares of T. Rowe Price International Series, Inc.                                             -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -
                                                                                              -----------------
    Total assets                                                                                     6,490,612

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -
                                                                                              -----------------
    Net assets                                                                                 $     6,490,612
                                                                                              =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $     6,482,436
  Allmerica Immediate Advantage                                                                              -
  Directed Advisory Solutions                                                                                -
  Allmerica Value Generation                                                                                 -
  Allmerica Premier Choice                                                                               1,891
  Allmerica Premier Choice with Optional Rider                                                               -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                            6,285
                                                                                              -----------------
                                                                                               $     6,490,612
                                                                                              =================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                               8,713,117
  Net asset value per unit, December 31, 2001                                                  $      0.743986

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                   2,000
  Net asset value per unit, December 31, 2001                                                  $      0.911987

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                       -
  Net asset value per unit, December 31, 2001                                                  $             -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                       -
  Net asset value per unit, December 31, 2001                                                  $             -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                   3,695
  Net asset value per unit, December 31, 2001                                                  $      1.115673

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                   2,000
  Net asset value per unit, December 31, 2001                                                  $      1.114975

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                                    FT VIP
                                                                                                                   FRANKLIN
                                                                                                                    NATURAL
                                                                                             FIDELITY VIP III      RESOURCES
                                                                                                  MIDCAP           SECURITIES
                                                                                              SERVICE CLASS 2        CLASS 2
                                                                                            ------------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $              -     $         -
Investments in shares of AIM Variable Insurance Funds                                                       -               -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                              -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                       -               -
Investment in shares of Delaware Group Premium Fund                                                         -               -
Investments in shares of Deutsche Asset Management VIT Funds                                                -               -
Investment in shares of Eaton Vance Variable Trust                                                          -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                          -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                        -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                      -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                4,187               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                    -       5,365,174
Investments in shares of INVESCO Variable Investment Funds, Inc.                                            -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                               -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                       -               -
Investments in shares of Scudder Variable Series II                                                         -               -
Investment in shares of T. Rowe Price International Series, Inc.                                            -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                         -               -
                                                                                            ------------------   -------------
    Total assets                                                                                        4,187       5,365,174

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                         -               -
                                                                                            ------------------   -------------
    Net assets                                                                               $          4,187     $ 5,365,174
                                                                                            ==================   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $              -     $ 5,356,018
  Allmerica Immediate Advantage                                                                             -           2,998
  Directed Advisory Solutions                                                                               -               -
  Allmerica Value Generation                                                                                -               -
  Allmerica Premier Choice                                                                                  -               -
  Allmerica Premier Choice with Optional Rider                                                              -               -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                              4,187           6,158
                                                                                            ------------------   -------------
                                                                                             $          4,187     $ 5,365,174
                                                                                            ==================   =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                      -       5,654,460
  Net asset value per unit, December 31, 2001                                                $              -     $  0.947220

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                      -           5,833
  Net asset value per unit, December 31, 2001                                                $              -     $  0.782287

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  2,000               -
  Net asset value per unit, December 31, 2001                                                $       1.047494     $         -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  2,000               -
  Net asset value per unit, December 31, 2001                                                $       1.045952     $         -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                      -           2,000
  Net asset value per unit, December 31, 2001                                                $              -     $  1.148696

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                      -           2,000
  Net asset value per unit, December 31, 2001                                                $              -     $  1.147964




                                                                                                FT VIP            FT VIP
                                                                                               FRANKLIN       MUTUAL SHARES
                                                                                               SMALL CAP        SECURITIES
                                                                                                CLASS 2           CLASS 2
                                                                                            --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $           -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                 -
Investment in shares of Delaware Group Premium Fund                                                     -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investment in shares of Eaton Vance Variable Trust                                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)       42,714,024             4,164
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 1,824                 -
                                                                                            --------------   ---------------
    Total assets                                                                               42,715,848             4,164

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------   ---------------
    Net assets                                                                               $ 42,715,848     $       4,164
                                                                                            ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $ 42,607,606     $           -
  Allmerica Immediate Advantage                                                                    93,576                 -
  Directed Advisory Solutions                                                                           -                 -
  Allmerica Value Generation                                                                            -                 -
  Allmerica Premier Choice                                                                            652                 -
  Allmerica Premier Choice with Optional Rider                                                      7,100                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,914             4,164
                                                                                            --------------   ---------------
                                                                                             $ 42,715,848     $       4,164
                                                                                            ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                         59,749,582                 -
  Net asset value per unit, December 31, 2001                                                $   0.713103     $           -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            102,841                 -
  Net asset value per unit, December 31, 2001                                                $   0.927960     $           -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -             2,000
  Net asset value per unit, December 31, 2001                                                $          -     $    1.041763

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -             2,000
  Net asset value per unit, December 31, 2001                                                $          -     $    1.040222

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              2,516                 -
  Net asset value per unit, December 31, 2001                                                $   1.264799     $           -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              7,617                 -
  Net asset value per unit, December 31, 2001                                                $   1.263998     $           -


                                                                                               FT VIP
                                                                                              TEMPLETON
                                                                                             DEVELOPING
                                                                                               MARKETS
                                                                                             SECURITIES        INVESCO
                                                                                               CLASS 2      VIF DYNAMICS
                                                                                            ------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $        -     $          -
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)          3,452                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -           10,982
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------   --------------
    Total assets                                                                                  3,452           10,982

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------   --------------
    Net assets                                                                               $    3,452     $     10,982
                                                                                            ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $        -     $          -
  Allmerica Immediate Advantage                                                                       -                -
  Directed Advisory Solutions                                                                         -            8,192
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                            -                -
  Allmerica Premier Choice with Optional Rider                                                        -                -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                       3,452            2,790
                                                                                            ------------   --------------
                                                                                             $    3,452     $     10,982
                                                                                            ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                            1,999           13,736
  Net asset value per unit, December 31, 2001                                                $ 0.863728     $   0.698002

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                            2,000            2,000
  Net asset value per unit, December 31, 2001                                                $ 0.862459     $   0.696971

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                               INVESCO
                                                                                               INVESCO           VIF
                                                                                              VIF EQUITY        HEALTH
                                                                                                INCOME         SCIENCES
                                                                                             ------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $        -     $          -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -                -
Investment in shares of Delaware Group Premium Fund                                                    -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investment in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                  15,921       29,063,483
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                             ------------   --------------
    Total assets                                                                                  15,921       29,063,483

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              184
                                                                                             ------------   --------------
    Net assets                                                                                $   15,921     $ 29,063,299
                                                                                             ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $        -     $ 28,968,617
  Allmerica Immediate Advantage                                                                        -           75,135
  Directed Advisory Solutions                                                                     12,288                -
  Allmerica Value Generation                                                                           -                -
  Allmerica Premier Choice                                                                             -              198
  Allmerica Premier Choice with Optional Rider                                                         -           13,127
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         3,633            6,222
                                                                                             ------------   --------------
                                                                                              $   15,921     $ 29,063,299
                                                                                             ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                 -       30,204,526
  Net asset value per unit, December 31, 2001                                                 $        -     $   0.959082

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                 -           75,870
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.017115

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                            15,519                -
  Net asset value per unit, December 31, 2001                                                 $ 0.908943     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                             2,000                -
  Net asset value per unit, December 31, 2001                                                 $ 0.907591     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 -            2,189
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.047329

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 -           14,541
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.046664


                                                                                                  JANUS              JANUS
                                                                                                  ASPEN              ASPEN
                                                                                                AGGRESSIVE           CAPITAL
                                                                                                  GROWTH          APPRECIATION
                                                                                              SERVICE SHARES     SERVICE SHARES
                                                                                             ----------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $            -
Investments in shares of AIM Variable Insurance Funds                                                      -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                  -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                  -
Investment in shares of Delaware Group Premium Fund                                                        -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                  -
Investment in shares of Eaton Vance Variable Trust                                                         -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                          2,321             38,654
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                  -
Investments in shares of Scudder Variable Series II                                                        -                  -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                  -
                                                                                             ----------------   ----------------
    Total assets                                                                                       2,321             38,654

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                  -
                                                                                             ----------------   ----------------
    Net assets                                                                                $        2,321     $       38,654
                                                                                             ================   ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $            -     $            -
  Allmerica Immediate Advantage                                                                            -                  -
  Directed Advisory Solutions                                                                              -                  -
  Allmerica Value Generation                                                                               -             35,552
  Allmerica Premier Choice                                                                                 -                  -
  Allmerica Premier Choice with Optional Rider                                                             -                  -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             2,321              3,102
                                                                                             ----------------   ----------------
                                                                                              $        2,321     $       38,654
                                                                                             ================   ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                 2,000              2,000
  Net asset value per unit, December 31, 2001                                                 $     0.580557     $     0.776154

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                 2,000             47,874
  Net asset value per unit, December 31, 2001                                                 $     0.579705     $     0.774987

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -


                                                                                               JANUS ASPEN
                                                                                                  GROWTH
                                                                                              SERVICE SHARES
                                                                                             ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -
Investments in shares of AIM Variable Insurance Funds                                                      -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -
Investment in shares of Delaware Group Premium Fund                                                        -
Investments in shares of Deutsche Asset Management VIT Funds                                               -
Investment in shares of Eaton Vance Variable Trust                                                         -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -
Investments in shares of Janus Aspen Series  (Service Shares)                                     69,864,586
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -
Investments in shares of Scudder Variable Series II                                                        -
Investment in shares of T. Rowe Price International Series, Inc.                                           -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    5,327
                                                                                             ----------------
    Total assets                                                                                  69,869,913

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -
                                                                                             ----------------
    Net assets                                                                                $   69,869,913
                                                                                             ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $   69,631,954
  Allmerica Immediate Advantage                                                                       97,528
  Directed Advisory Solutions                                                                              -
  Allmerica Value Generation                                                                               -
  Allmerica Premier Choice                                                                            92,307
  Allmerica Premier Choice with Optional Rider                                                        41,968
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             6,156
                                                                                             ----------------
                                                                                              $   69,869,913
                                                                                             ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           110,026,726
  Net asset value per unit, December 31, 2001                                                 $     0.632864

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               126,134
  Net asset value per unit, December 31, 2001                                                 $     0.785662

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -
  Net asset value per unit, December 31, 2001                                                 $            -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -
  Net asset value per unit, December 31, 2001                                                 $            -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                82,510
  Net asset value per unit, December 31, 2001                                                 $     1.146528

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                38,628
  Net asset value per unit, December 31, 2001                                                 $     1.145798

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                              JANUS ASPEN        JANUS ASPEN
                                                                                               GROWTH AND        INTERNATIONAL
                                                                                                 INCOME             GROWTH
                                                                                             SERVICE SHARES     SERVICE SHARES
                                                                                            ----------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $            -     $            -
Investments in shares of AIM Variable Insurance Funds                                                     -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                  -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                  -
Investment in shares of Delaware Group Premium Fund                                                       -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                  -
Investment in shares of Eaton Vance Variable Trust                                                        -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                    51,906,342              3,020
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                  -
Investments in shares of Scudder Variable Series II                                                       -                  -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   6,668                  -
                                                                                            ----------------   ----------------
    Total assets                                                                                 51,913,010              3,020

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                  -
                                                                                            ----------------   ----------------
    Net assets                                                                               $   51,913,010     $        3,020
                                                                                            ================   ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $   51,851,412     $            -
  Allmerica Immediate Advantage                                                                      51,500                  -
  Directed Advisory Solutions                                                                             -                  -
  Allmerica Value Generation                                                                              -                  -
  Allmerica Premier Choice                                                                            3,949                  -
  Allmerica Premier Choice with Optional Rider                                                            -                  -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            6,149              3,020
                                                                                            ----------------   ----------------
                                                                                             $   51,913,010     $        3,020
                                                                                            ================   ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           67,633,218                  -
  Net asset value per unit, December 31, 2001                                                $     0.766656     $            -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               60,307                  -
  Net asset value per unit, December 31, 2001                                                $     0.883246     $            -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -              2,000
  Net asset value per unit, December 31, 2001                                                $            -     $     0.755656

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -              2,000
  Net asset value per unit, December 31, 2001                                                $            -     $     0.754559

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                5,602                  -
  Net asset value per unit, December 31, 2001                                                $     1.096153     $            -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                2,000                  -
  Net asset value per unit, December 31, 2001                                                $     1.095455     $            -


                                                                                               PIONEER
                                                                                              EMERGING          PIONEER
                                                                                               MARKETS         FUND VCT
                                                                                             VCT CLASS II      CLASS II
                                                                                            --------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $        -
Investments in shares of AIM Variable Insurance Funds                                                   -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -              -
Investment in shares of Delaware Group Premium Fund                                                     -              -
Investments in shares of Deutsche Asset Management VIT Funds                                            -              -
Investment in shares of Eaton Vance Variable Trust                                                      -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                           6,057,372         11,726
Investments in shares of Scudder Variable Series II                                                     -              -
Investment in shares of T. Rowe Price International Series, Inc.                                        -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 2,497              -
                                                                                            --------------   ------------
    Total assets                                                                                6,059,869         11,726

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -              -
                                                                                            --------------   ------------
    Net assets                                                                               $  6,059,869     $   11,726
                                                                                            ==============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $  6,052,377     $        -
  Allmerica Immediate Advantage                                                                         -              -
  Directed Advisory Solutions                                                                           -          8,192
  Allmerica Value Generation                                                                            -              -
  Allmerica Premier Choice                                                                            972              -
  Allmerica Premier Choice with Optional Rider                                                          -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,520          3,534
                                                                                            --------------   ------------
                                                                                             $  6,059,869     $   11,726
                                                                                            ==============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          8,741,334              -
  Net asset value per unit, December 31, 2001                                                $   0.692386     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              2,000              -
  Net asset value per unit, December 31, 2001                                                $   0.966939     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -         11,264
  Net asset value per unit, December 31, 2001                                                $          -     $ 0.884198

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -          2,000
  Net asset value per unit, December 31, 2001                                                $          -     $ 0.882907

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              2,848              -
  Net asset value per unit, December 31, 2001                                                $   1.146919     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000              -
  Net asset value per unit, December 31, 2001                                                $   1.146188     $        -


                                                                                               PIONEER            SVS
                                                                                              REAL ESTATE        DREMAN
                                                                                                GROWTH          FINANCIAL
                                                                                             VCT CLASS II     SERVICES (a)
                                                                                            --------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                -
Investment in shares of Delaware Group Premium Fund                                                     -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investment in shares of Eaton Vance Variable Trust                                                      -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                           6,597,206                -
Investments in shares of Scudder Variable Series II                                                     -       14,668,249
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                            --------------   --------------
    Total assets                                                                                6,597,206       14,668,249

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    72                -
                                                                                            --------------   --------------
    Net assets                                                                               $  6,597,134     $ 14,668,249
                                                                                            ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $  6,575,516     $ 14,652,328
  Allmerica Immediate Advantage                                                                    14,227            3,003
  Directed Advisory Solutions                                                                           -                -
  Allmerica Value Generation                                                                            -                -
  Allmerica Premier Choice                                                                          1,127                -
  Allmerica Premier Choice with Optional Rider                                                          -            6,738
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,264            6,180
                                                                                            --------------   --------------
                                                                                             $  6,597,134     $ 14,668,249
                                                                                            ==============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          6,161,851       12,846,982
  Net asset value per unit, December 31, 2001                                                $   1.067133     $   1.140527

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                             15,236            5,031
  Net asset value per unit, December 31, 2001                                                $   1.074891     $   0.990875

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                                $          -     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                                $          -     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              3,096            2,000
  Net asset value per unit, December 31, 2001                                                $   1.028884     $   1.049809

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000            8,422
  Net asset value per unit, December 31, 2001                                                $   1.028233     $   1.049142

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                 SCUDDER           SCUDDER
                                                                                                GOVERNMENT        TECHNOLOGY
                                                                                              SECURITIES (a)      GROWTH (a)
                                                                                             ----------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $          -
Investments in shares of AIM Variable Insurance Funds                                                      -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                -
Investment in shares of Delaware Group Premium Fund                                                        -                -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                -
Investment in shares of Eaton Vance Variable Trust                                                         -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                -
Investments in shares of Scudder Variable Series II                                                  123,075       29,842,567
Investment in shares of T. Rowe Price International Series, Inc.                                           -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -            1,761
                                                                                             ----------------   --------------
    Total assets                                                                                     123,075       29,844,328

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                -
                                                                                             ----------------   --------------
    Net assets                                                                                $      123,075     $ 29,844,328
                                                                                             ================   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $            -     $ 29,789,390
  Allmerica Immediate Advantage                                                                            -           35,194
  Directed Advisory Solutions                                                                         16,384                -
  Allmerica Value Generation                                                                         104,566                -
  Allmerica Premier Choice                                                                                 -                -
  Allmerica Premier Choice with Optional Rider                                                             -           12,978
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             2,125            6,766
                                                                                             ----------------   --------------
                                                                                              $      123,075     $ 29,844,328
                                                                                             ================   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                     -       61,599,108
  Net asset value per unit, December 31, 2001                                                 $            -     $   0.483601

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                     -           46,763
  Net asset value per unit, December 31, 2001                                                 $            -     $   0.786248

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                17,424                -
  Net asset value per unit, December 31, 2001                                                 $     1.062271     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                98,581                -
  Net asset value per unit, December 31, 2001                                                 $     1.060713     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                     -            2,000
  Net asset value per unit, December 31, 2001                                                 $            -     $   1.298743

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                     -           11,999
  Net asset value per unit, December 31, 2001                                                 $            -     $   1.297919


                                                                                              T. ROWE PRICE
                                                                                              INTERNATIONAL
                                                                                                  STOCK
                                                                                             ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -
Investments in shares of AIM Variable Insurance Funds                                                     -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -
Investment in shares of Delaware Group Premium Fund                                                       -
Investments in shares of Deutsche Asset Management VIT Funds                                              -
Investment in shares of Eaton Vance Variable Trust                                                        -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -
Investments in shares of Scudder Variable Series II                                                       -
Investment in shares of T. Rowe Price International Series, Inc.                                132,052,462
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      43
                                                                                             ---------------
    Total assets                                                                                132,052,505

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -
                                                                                             ---------------
    Net assets                                                                                $ 132,052,505
                                                                                             ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 131,679,483
  Allmerica Immediate Advantage                                                                     155,657
  Directed Advisory Solutions                                                                             -
  Allmerica Value Generation                                                                              -
  Allmerica Premier Choice                                                                          186,737
  Allmerica Premier Choice with Optional Rider                                                       26,239
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,389
                                                                                             ---------------
                                                                                              $ 132,052,505
                                                                                             ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          115,668,529
  Net asset value per unit, December 31, 2001                                                 $    1.138421

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              236,519
  Net asset value per unit, December 31, 2001                                                 $    0.658115

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -
  Net asset value per unit, December 31, 2001                                                 $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -
  Net asset value per unit, December 31, 2001                                                 $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              172,134
  Net asset value per unit, December 31, 2001                                                 $    1.097588

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               25,921
  Net asset value per unit, December 31, 2001                                                 $    1.096899

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2001

                                                                      AIT              AIT           AIT
                                                                     CORE            EQUITY       GOVERNMENT         AIT
                                                                     EQUITY           INDEX          BOND        MONEY MARKET
                                                                 -------------   -------------   -----------     ------------
INVESTMENT INCOME:
  Dividends                                                      $   3,117,724   $   4,021,939   $ 4,429,665      $ 8,769,093
                                                                 -------------   -------------   -----------     ------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                    5,450,230       5,164,998     1,090,686        2,683,123
  Administrative expense fees                                          872,037         826,399       174,509          429,300
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                   6,322,267       5,991,397     1,265,195        3,112,423
                                                                 -------------   -------------   -----------     ------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       15,029           9,517         1,379            6,265
  Administrative expense fees                                            2,404           1,522           221            1,002
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                      17,433          11,039         1,600            7,267
                                                                 -------------   -------------   -----------     ------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                            -               -             -               10
  Administrative expense fees                                                -               -             -                3
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           -               -             -               13
                                                                 -------------   -------------   -----------     ------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                            -               -             -              224
  Administrative expense fees                                                -               -             -               52
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           -               -             -              276
                                                                 -------------   -------------   -----------     ------------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                            9              14            55            2,557
  Administrative expense fees                                                2               2             9              393
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                          11              16            64            2,950
                                                                 -------------   -------------   -----------     ------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                            7              26            68              360
  Administrative expense fees                                                2               9            24              125
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           9              35            92              485
                                                                 -------------   -------------   -----------     ------------
           Total expenses                                            6,339,720       6,002,487     1,266,951        3,123,414
                                                                 -------------   -------------   -----------     ------------
    Net investment income (loss)                                    (3,221,996)     (1,980,548)    3,162,714        5,645,679
                                                                 -------------   -------------   -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               110,760,737      22,347,277             -                -
  Net realized gain (loss) from sales of investments               (10,158,530)        875,011       159,893                -
                                                                 -------------   -------------   -----------     ------------
    Net realized gain (loss)                                       100,602,207      23,222,288       159,893                -
  Net unrealized gain (loss)                                      (189,201,917)    (83,766,907)    1,530,031                -
                                                                 -------------   -------------   -----------     ------------
    Net realized and unrealized gain (loss)                        (88,599,710)    (60,544,619)    1,689,924                -
                                                                 -------------   -------------   -----------     ------------
    Net increase (decrease) in net assets from operations        $ (91,821,706)  $ (62,525,167)  $ 4,852,638      $ 5,645,679
                                                                 =============   =============   ===========     ============

                                                                      AIT            AIT          AIT
                                                                    SELECT          SELECT       SELECT         AIT
                                                                  AGGRESSIVE       CAPITAL      EMERGING      SELECT
                                                                    GROWTH       APPRECIATION    MARKETS      GROWTH
                                                                --------------  -------------  ---------  --------------
INVESTMENT INCOME:
  Dividends                                                     $           -   $          -   $       -  $            -
                                                                --------------  -------------  ---------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                   3,444,486      2,283,140      45,136       3,862,932
  Administrative expense fees                                         551,117        365,302       7,221         618,070
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                  3,995,603      2,648,442      52,357       4,481,002
                                                                --------------  -------------  ---------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       3,535          3,620         336           8,134
  Administrative expense fees                                             566            579          54           1,301
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                      4,101          4,199         390           9,435
                                                                --------------  -------------  ---------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                           -              -           -               -
  Administrative expense fees                                               -              -           -               -
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          -              -           -               -
                                                                --------------  -------------  ---------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                           -              -           -               -
  Administrative expense fees                                               -              -           -               -
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          -              -           -               -
                                                                --------------  -------------  ---------  --------------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                           8              9           7              19
  Administrative expense fees                                               1              1           2               3
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          9             10           9              22
                                                                --------------  -------------  ---------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           7             25           7              37
  Administrative expense fees                                               3              8           3              13
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                         10             33          10              50
                                                                --------------  -------------  ---------  --------------
           Total expenses                                           3,999,723      2,652,684      52,766       4,490,509
                                                                --------------  -------------  ---------  --------------
    Net investment income (loss)                                   (3,999,723)    (2,652,684)    (52,766)     (4,490,509)
                                                                --------------  -------------  ---------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               63,338,411     13,758,984           -      15,927,463
  Net realized gain (loss) from sales of investments              (16,743,833)     3,778,260    (150,606)     (3,157,300)
                                                                --------------  -------------  ---------  --------------
    Net realized gain (loss)                                       46,594,578     17,537,244    (150,606)     12,770,163
  Net unrealized gain (loss)                                     (120,838,110)   (20,509,288)    263,092    (108,813,970)
                                                                --------------  -------------  ---------  --------------
    Net realized and unrealized gain (loss)                       (74,243,532)    (2,972,044)    112,486     (96,043,807)
                                                                --------------  -------------  ---------  --------------
    Net increase (decrease) in net assets from operations       $ (78,243,255)  $ (5,624,728)  $  59,720  $ (100,534,316)
                                                                ==============  =============  =========  ==============

                                                                   AIT           AIT              AIT         AIT
                                                                 SELECT        SELECT           SELECT      SELECT
                                                                 GROWTH     INTERNATIONAL     INVESTMENT   STRATEGIC
                                                               AND INCOME      EQUITY        GRADE INCOME   GROWTH
                                                              ------------  -------------    ------------  ----------
INVESTMENT INCOME:
  Dividends                                                   $  1,434,057  $   3,637,798    $ 10,718,249  $        -
                                                              ------------  -------------    ------------  ----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                3,362,521      2,865,175       2,275,158      28,947
  Administrative expense fees                                      538,003        458,428         364,025       4,631
                                                              ------------  -------------    ------------  ----------
    Total expenses                                               3,900,524      3,323,603       2,639,183      33,578
                                                              ------------  -------------    ------------  ----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                    6,637          3,707           4,236         616
  Administrative expense fees                                        1,061            593             677          98
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                   7,698          4,300           4,913         714
                                                              ------------  -------------    ------------  ----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                        -              -               -           -
  Administrative expense fees                                            -              -               -           -
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                       -              -               -           -
                                                              ------------  -------------    ------------  ----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                        -              -               -           -
  Administrative expense fees                                            -              -               -           -
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                       -              -               -           -
                                                              ------------  -------------    ------------  ----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        9             40              42           8
  Administrative expense fees                                            1              6               7           2
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                      10             46              49          10
                                                              ------------  -------------    ------------  ----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        7             45             109          16
  Administrative expense fees                                            3             16              38           5
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                      10             61             147          21
                                                              ------------  -------------    ------------  ----------
           Total expenses                                        3,908,242      3,328,010       2,644,292      34,323
                                                              ------------  -------------    ------------  ----------
    Net investment income (loss)                                (2,474,185)       309,788       8,073,957     (34,323)
                                                              ------------  -------------    ------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -     42,330,242               -           -
  Net realized gain (loss) from sales of investments            (7,873,620)    (1,430,041)        110,865    (388,244)
                                                              ------------  -------------    ------------  ----------
    Net realized gain (loss)                                    (7,873,620)    40,900,201         110,865    (388,244)
  Net unrealized gain (loss)                                   (29,870,167)  (103,275,581)      2,754,900    (250,912)
                                                              ------------  -------------    ------------  ----------
    Net realized and unrealized gain (loss)                    (37,743,787)   (62,375,380)      2,865,765    (639,156)
                                                              ------------  -------------    ------------  ----------
    Net increase (decrease) in net assets from operations     $(40,217,972) $ (62,065,592)   $ 10,939,722  $ (673,479)
                                                              ============  =============    ============  ==========

                                                                  AIT           AIT
                                                                SELECT         SELECT        AIM V.I.
                                                               STRATEGIC       VALUE        AGGRESSIVE     AIM V.I.         AIM
                                                                INCOME**    OPPORTUNITY       GROWTH      BLUE CHIP**   V.I. VALUE
                                                              ----------- --------------  ------------   ------------  -----------
INVESTMENT INCOME:
  Dividends                                                   $   225,400   $  1,154,659  $          -   $        315  $    54,429
                                                              ----------- --------------  ------------   ------------  -----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                  64,717      2,424,625       497,037          8,937      487,284
  Administrative expense fees                                      10,355        387,940        79,526          1,430       77,966
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                 75,072      2,812,565       576,563         10,367      565,250
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                      75          4,968           272             28          307
  Administrative expense fees                                          12            795            43              4           49
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     87          5,763           315             32          356
                                                              ----------- --------------  ------------   ------------  -----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       -              -             -              8            -
  Administrative expense fees                                           -              -             -              2            -
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                      -              -             -             10            -
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                       -              -             -             10            -
  Administrative expense fees                                           -              -             -              3            -
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                      -              -             -             13            -
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                      41              8            10              7            7
  Administrative expense fees                                           6              1             2              1            1
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     47              9            12              8            8
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                      48             24            17              7            7
  Administrative expense fees                                          17              9             6              3            3
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     65             33            23             10           10
                                                              ----------- --------------  ------------   ------------  -----------
           Total expenses                                          75,271      2,818,370       576,913         10,440      565,624
                                                              ----------- --------------  ------------   ------------  -----------
    Net investment income (loss)                                  150,129     (1,663,711)     (576,913)       (10,125)    (511,195)
                                                              ----------- --------------  ------------   ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              271,659     19,502,503             -              -      826,221
  Net realized gain (loss) from sales of investments                6,047      7,945,465      (404,226)        (7,159)  (1,068,477)
                                                              ----------- --------------  ------------   ------------  -----------
    Net realized gain (loss)                                      277,706     27,447,968      (404,226)        (7,159)    (242,256)
  Net unrealized gain (loss)                                     (389,862)    (5,391,331)  (10,592,916)        (1,934)  (5,505,348)
                                                              ----------- --------------  ------------   ------------  -----------
    Net realized and unrealized gain (loss)                      (112,156)    22,056,637   (10,997,142)        (9,093)  (5,747,604)
                                                              ----------- --------------  ------------   ------------  -----------
    Net increase (decrease) in net assets from operations     $    37,973   $ 20,392,926  $(11,574,055)  $    (19,218) $(6,258,799)
                                                              =========== ==============  ============   ============  ===========

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                             ALLIANCE      ALLIANCE          DGPF
                                                                ALLIANCE      GROWTH        PREMIER         GROWTH
                                                                 GROWTH     AND INCOME      GROWTH      OPPORTUNITIES
                                                                CLASS B*      CLASS B      CLASS B**    SERVICE CLASS
                                                              -----------  ------------  ------------   -------------
INVESTMENT INCOME:
  Dividends                                                   $         6  $    364,777  $          -   $           -
                                                              -----------  ------------  ------------   -------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                       -       897,756       613,232       1,096,059
  Administrative expense fees                                           -       143,641        98,117         175,370
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -     1,041,397       711,349       1,271,429
                                                              -----------  ------------  ------------   -------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       -           824           525           1,157
  Administrative expense fees                                           -           131            84             185
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -           955           609           1,342
                                                              -----------  ------------  ------------   -------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       8             -             -               -
  Administrative expense fees                                           2             -             -               -
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                     10             -             -               -
                                                              -----------  ------------  ------------   -------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                      10             -             -               -
  Administrative expense fees                                           2             -             -               -
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                     12             -             -               -
                                                              -----------  ------------  ------------   -------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                       -            49            13               8
  Administrative expense fees                                           -             7             3               1
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -            56            16               9
                                                              -----------  ------------  ------------   -------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       -            72            33               7
  Administrative expense fees                                           -            25            12               2
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -            97            45               9
                                                              -----------  ------------  ------------   -------------
           Total expenses                                              22     1,042,505       712,019         260,312
                                                              -----------  ------------  ------------   -------------
    Net investment income (loss)                                      (16)     (677,728)     (712,019)       (260,312)
                                                              -----------  ------------  ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  476     2,825,620     2,664,117       4,498,485
  Net realized gain (loss) from sales of investments                   (8)      (42,444)     (479,551)     (2,364,736)
                                                              -----------  ------------  ------------   -------------
    Net realized gain (loss)                                          468     2,783,176     2,184,566       2,133,749
  Net unrealized gain (loss)                                       (1,525)   (4,023,814)  (11,133,863)     (5,527,303)
                                                              -----------  ------------  ------------   -------------
    Net realized and unrealized gain (loss)                        (1,057)   (1,240,638)   (8,949,297)     (3,393,554)
                                                              -----------  ------------  ------------   -------------
    Net increase (decrease) in net assets from operations     $    (1,073) $ (1,918,366) $ (9,661,316)  $  (3,653,866)
                                                              ===========  ============  ============   =============

                                                                  DGPF             DGPF         DEUTSCHE     DEUTSCHE
                                                             INTERNATIONAL    SELECT GROWTH     VIT EAFE    VIT EQUITY
                                                                EQUITY       SERVICE CLASS*  EQUITY INDEX*  500 INDEX*
                                                             -------------   --------------  -------------  ----------
INVESTMENT INCOME:
  Dividends                                                  $  2,396,162    $            -  $           -  $      983
                                                             -------------   --------------  -------------  ----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 224,360                 -              -           -
  Administrative expense fees                                      35,897                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                260,257                 -              -           -
                                                             -------------   --------------  -------------  ----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                      29                 -              -           -
  Administrative expense fees                                           4                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     33                 -              -           -
                                                             -------------   --------------  -------------  ----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       -                15             15           9
  Administrative expense fees                                           -                 4              4           2
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                      -                19             19          11
                                                             -------------   --------------  -------------  ----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                       -                10            299         617
  Administrative expense fees                                           -                 2             69         142
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                      -                12            368         759
                                                             -------------   --------------  -------------  ----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                      10                 -              -           -
  Administrative expense fees                                           2                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     12                 -              -           -
                                                             -------------   --------------  -------------  ----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       8                 -              -           -
  Administrative expense fees                                           2                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     10                 -              -           -
                                                             -------------   --------------  -------------  ----------
           Total expenses                                       1,272,789                31            387         770
                                                             -------------   --------------  -------------  ----------
    Net investment income (loss)                                1,123,373               (31)          (387)        213
                                                             -------------   --------------  -------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            7,182,976                 -              -         102
  Net realized gain (loss) from sales of investments            2,470,212                 -            (36)        121
                                                             -------------   --------------  -------------  ----------
    Net realized gain (loss)                                    9,653,188                 -            (36)        223
  Net unrealized gain (loss)                                  (24,840,764)             (197)        (8,985)     (5,568)
                                                             -------------   --------------  -------------  ----------
    Net realized and unrealized gain (loss)                   (15,187,576)             (197)        (9,021)     (5,345)
                                                             -------------   --------------  -------------  ----------
    Net increase (decrease) in net assets from operations    $(14,064,203)      $      (228) $      (9,408) $   (5,132)
                                                             =============   ==============  =============  ==========
                                                                DEUTSCHE    EATON VANCE VT
                                                               VIT SMALL       FLOATING        FIDELITY VIP   FIDELITY VIP
                                                               CAP INDEX*    RATE-INCOME**    EQUITY-INCOME      GROWTH
                                                             ------------   --------------    -------------  --------------
INVESTMENT INCOME:
  Dividends                                                  $        318   $       26,382    $   9,148,409  $      479,009
                                                             ------------   --------------    -------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                       -           24,040        6,560,994       7,157,345
  Administrative expense fees                                           -            3,847        1,049,759       1,145,175
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -           27,887        7,610,753       8,302,520
                                                             ------------   --------------    -------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       -              312            8,305          11,660
  Administrative expense fees                                           -               50            1,329           1,866
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -              362            9,634          13,526
                                                             ------------   --------------    -------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                      16                -                -               -
  Administrative expense fees                                           4                -                -               -
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                     20                -                -               -
                                                             ------------   --------------    -------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                     223                -                -               -
  Administrative expense fees                                          52                -                -               -
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                    275                -                -               -
                                                             ------------   --------------    -------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                       -                6               34              12
  Administrative expense fees                                           -                1                6               2
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -                7               40              14
                                                             ------------   --------------    -------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       -               51               79              30
  Administrative expense fees                                           -               17               28              11
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -               68              107              41
                                                             ------------   --------------    -------------  --------------
           Total expenses                                             295           28,324        7,620,534       8,316,101
                                                             ------------   --------------    -------------  --------------
    Net investment income (loss)                                       23           (1,942)       1,527,875      (7,837,092)
                                                             ------------   --------------    -------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                2,566                -       25,702,672      45,026,846
  Net realized gain (loss) from sales of investments                   29                -        6,127,370       2,979,903
                                                             ------------   --------------    -------------  --------------
    Net realized gain (loss)                                        2,595                -       31,830,042      48,006,749
  Net unrealized gain (loss)                                          875                -      (69,029,237)   (170,548,125)
                                                             ------------   --------------    -------------  --------------
    Net realized and unrealized gain (loss)                         3,470                -      (37,199,195)   (122,541,376)
                                                             ------------   --------------    -------------  --------------
    Net increase (decrease) in net assets from operations    $      3,493   $       (1,942)   $ (35,671,320) $ (130,378,468)
                                                             ============   ==============    =============  ==============
                                                              FIDELITY VIP    FIDELITY VIP  FIDELITY VIP II
                                                               HIGH INCOME      OVERSEAS     ASSET MANAGER
                                                              -------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends                                                   $  18,555,866  $   6,837,080  $      4,856,799
                                                              -------------  -------------  ----------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 1,678,696      1,508,209         1,294,378
  Administrative expense fees                                       268,591        241,313           207,100
                                                              -------------  -------------  ----------------
    Total expenses                                                1,947,287      1,749,522         1,501,478
                                                              -------------  -------------  ----------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                     2,149          2,199             2,753
  Administrative expense fees                                           344            352               440
                                                              -------------  -------------  ----------------
    Total expenses                                                    2,493          2,551             3,193
                                                              -------------  -------------  ----------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         -              -                 -
  Administrative expense fees                                             -              -                 -
                                                              -------------  -------------  ----------------
    Total expenses                                                        -              -                 -
                                                              -------------  -------------  ----------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         -              -                 -
  Administrative expense fees                                             -              -                 -
                                                              -------------  -------------  ----------------
    Total expenses                                                        -              -                 -
                                                              -------------  -------------  ----------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        15              7                 7
  Administrative expense fees                                             3              1                 1
                                                              -------------  -------------  ----------------
    Total expenses                                                       18              8                 8
                                                              -------------  -------------  ----------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                         7              7                18
  Administrative expense fees                                             2              3                 6
                                                              -------------  -------------  ----------------
    Total expenses                                                        9             10                24
                                                              -------------  -------------  ----------------
           Total expenses                                         1,949,807      1,752,091         1,504,703
                                                              -------------  -------------  ----------------
    Net investment income (loss)                                 16,606,059      5,084,989         3,352,096
                                                              -------------  -------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -     10,806,997         1,821,300
  Net realized gain (loss) from sales of investments            (16,695,413)    (4,964,020)       (2,958,130)
                                                              -------------  -------------  ----------------
    Net realized gain (loss)                                    (16,695,413)     5,842,977        (1,136,830)
  Net unrealized gain (loss)                                    (17,199,734)   (42,742,842)       (9,049,827)
                                                              -------------  -------------  ----------------
    Net realized and unrealized gain (loss)                     (33,895,147)   (36,899,865)      (10,186,657)
                                                              -------------  -------------  ----------------
    Net increase (decrease) in net assets from operations     $ (17,289,088) $ (31,814,876) $     (6,834,561)
                                                              =============  =============  ================

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                                                 FIDELITY VIP III
                                                            FIDELITY VIP II    FIDELITY VIP III       GROWTH       FIDELITY VIP III
                                                              CONTRAFUND        GROWTH & INCOME    OPPORTUNITIES        MIDCAP
                                                           SERVICE CLASS 2**   SERVICE CLASS 2*   SERVICE CLASS 2  SERVICE CLASS 2*
                                                          -------------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends                                               $                29  $             50  $         16,121  $              -
                                                          -------------------  ----------------  ----------------  ----------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                      17,452                 -            69,773                 -
  Administrative expense fees                                           2,792                 -            11,164                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                     20,244                 -            80,937                 -
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          59                 -                16                 -
  Administrative expense fees                                               9                 -                 2                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         68                 -                18                 -
                                                          -------------------  ----------------  ----------------  ----------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                           9                18                 -                 9
  Administrative expense fees                                               3                 6                 -                 3
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         12                24                 -                12
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                          12                12                 -                13
  Administrative expense fees                                               2                 2                 -                 3
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         14                14                 -                16
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                           7                 -                 9                 -
  Administrative expense fees                                               1                 -                 2                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                          8                 -                11                 -
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           7                 -                 7                 -
  Administrative expense fees                                               2                 -                 3                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                          9                 -                10                 -
                                                          -------------------  ----------------  ----------------  ----------------
           Total expenses                                              20,355                38            80,976                28
                                                          -------------------  ----------------  ----------------  ----------------
    Net investment income (loss)                                      (20,326)               12           (64,855)              (28)
                                                          -------------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      107               163                 -                 -
  Net realized gain (loss) from sales of investments                   (1,965)               (2)         (211,528)                -
                                                          -------------------  ----------------   ----------------  ----------------
    Net realized gain (loss)                                           (1,858)              161          (211,528)                -
  Net unrealized gain (loss)                                          124,699                63          (588,289)              215
                                                          -------------------  ----------------   ----------------  ----------------
    Net realized and unrealized gain (loss)                           122,841               224          (799,817)              215
                                                          -------------------  ----------------   ----------------  ----------------
    Net increase (decrease) in net assets from operations $           102,515  $            236  $       (864,672) $            187
                                                          ===================  ================   ================  ================
                                                                    FDP
                                                                 FIRST TRUST        FDP          FDSF FIRST       FDSF FIRST
                                                                10 UNCOMMON        NASDAQ      TRUST FINANCIAL    TRUST LIFE
                                                                  VALUES***      TARGET 15***     SERVICES***     SCIENCES***
                                                              --------------    -------------  ---------------    -----------
INVESTMENT INCOME:
  Dividends                                                   $            -    $           -  $             -    $         -
                                                              --------------    -------------  ---------------    -----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          6                7                8              7
  Administrative expense fees                                              2                2                2              3
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         8                9               10             10
                                                              --------------    -------------  ---------------    -----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                        357              408               10             10
  Administrative expense fees                                             83               94                3              3
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                       440              502               13             13
                                                              --------------    -------------  ---------------    -----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
           Total expenses                                                448              511               23             23
                                                              --------------    -------------  ---------------    -----------
    Net investment income (loss)                                        (448)            (511)             (23)           (23)
                                                              --------------    -------------  ---------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -                -                -              -
  Net realized gain (loss) from sales of investments                 (39,424)         (27,425)            (506)          (204)
                                                              --------------    -------------  ---------------    -----------
    Net realized gain (loss)                                         (39,424)         (27,425)            (506)          (204)
  Net unrealized gain (loss)                                               -              -                  -              -
                                                              --------------    -------------  ---------------    -----------
    Net realized and unrealized gain (loss)                          (39,424)         (27,425)            (506)          (204)
                                                              --------------    -------------  ---------------    -----------
    Net increase (decrease) in net assets from operations     $      (39,872)   $     (27,936) $          (529)   $      (227)
                                                              ==============    =============  ===============    ===========

                                                                                   FT VIP
                                                                                  FRANKLIN
                                                                                   NATURAL       FT VIP          FT VIP
                                                                 FDSF FIRST       RESOURCES     FRANKLIN     MUTUAL SHARES
                                                                   TRUST         SECURITIES     SMALL CAP      SECURITIES
                                                               TECHNOLOGY***       CLASS 2       CLASS 2        CLASS 2*
                                                              --------------    ------------  ------------  --------------
INVESTMENT INCOME:
  Dividends                                                   $            -    $     43,459  $    144,493  $           76
                                                              --------------    ------------  ------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -          60,194       475,184               -
  Administrative expense fees                                              -           9,631        76,029               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -          69,825       551,213               -
                                                              --------------    ------------  ------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -              14           448               -
  Administrative expense fees                                              -               2            71               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -              16           519               -
                                                              --------------    ------------  ------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          5               -             -              10
  Administrative expense fees                                              1               -             -               3
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         6               -             -              13
                                                              --------------    ------------  ------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                          6               -             -              13
  Administrative expense fees                                              2               -             -               3
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         8               -             -              16
                                                              --------------    ------------  ------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -               7             9               -
  Administrative expense fees                                              -               1             1               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -               8            10               -
                                                              --------------    ------------  ------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -               7            19               -
  Administrative expense fees                                              -               3             7               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -              10            26               -
                                                              --------------    ------------  ------------  --------------
           Total expenses                                                 14          69,859       551,768              29
                                                              --------------    ------------  ------------  --------------
    Net investment income (loss)                                         (14)        (26,400)     (407,275)             47
                                                              --------------    ------------  ------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -               -             -             258
  Net realized gain (loss) from sales of investments                  (2,106)       (187,793)   (1,238,931)              -
                                                              --------------    ------------  ------------  --------------
    Net realized gain (loss)                                          (2,106)       (187,793)   (1,238,931)            258
  Net unrealized gain (loss)                                               -        (959,002)   (5,001,835)           (141)
                                                              --------------    ------------  ------------  --------------
    Net realized and unrealized gain (loss)                           (2,106)     (1,146,795)   (6,240,766)            117
                                                              --------------    ------------  ------------  --------------
    Net increase (decrease) in net assets from operations     $       (2,120)   $ (1,173,195) $ (6,648,041) $          164
                                                              ==============    ============  ============  ==============

                                                                  FT VIP
                                                                 TEMPLETON
                                                                DEVELOPING
                                                                  MARKETS
                                                                SECURITIES
                                                                 CLASS 2*
                                                              --------------
INVESTMENT INCOME:
  Dividends                                                   $           30
                                                              --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          9
  Administrative expense fees                                              2
                                                              --------------
    Total expenses                                                        11
                                                              --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         11
  Administrative expense fees                                              3
                                                              --------------
    Total expenses                                                        14
                                                              --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
           Total expenses                                                 25
                                                              --------------
    Net investment income (loss)                                           5
                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -
  Net realized gain (loss) from sales of investments                      (4)
                                                              --------------
    Net realized gain (loss)                                              (4)
  Net unrealized gain (loss)                                            (549)
                                                              --------------
    Net realized and unrealized gain (loss)                             (553)
                                                              --------------
    Net increase (decrease) in net assets from operations     $         (548)
                                                              ==============

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                                                 INVESCO        JANUS ASPEN
                                                                                  INVESCO          VIF           AGGRESSIVE
                                                                  INVESCO        VIF EQUITY       HEALTH           GROWTH
                                                               VIF DYNAMICS*      INCOME*        SCIENCES     SERVICE SHARES*
                                                              --------------    -----------    -----------    ---------------
INVESTMENT INCOME:
  Dividends                                                   $            -    $       177    $    96,726    $             -
                                                              --------------    -----------    -----------    ---------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -              -        324,148                  -
  Administrative expense fees                                              -              -         51,864                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -        376,012                  -
                                                              --------------    -----------    -----------    ---------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -              -            448                  -
  Administrative expense fees                                              -              -             72                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -            520                  -
                                                              --------------    -----------    -----------    ---------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         14             18              -                  6
  Administrative expense fees                                              4              6              -                  2
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                        18             24              -                  8
                                                              --------------    -----------    -----------    ---------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         10             12              -                  9
  Administrative expense fees                                              2              2              -                  2
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                        12             14              -                 11
                                                              --------------    -----------    -----------    ---------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -              -              7                  -
  Administrative expense fees                                              -              -              1                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -              8                  -
                                                              --------------    -----------    -----------    ---------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -              -             21                  -
  Administrative expense fees                                              -              -              7                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -             28                  -
                                                              --------------    -----------    -----------    ---------------
           Total expenses                                                 30             38        376,568                 19
                                                              --------------    -----------    -----------    ---------------
    Net investment income (loss)                                         (30)           139       (279,842)               (19)
                                                              --------------    -----------    -----------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -             54              -                  -
  Net realized gain (loss) from sales of investments                       3              -       (261,616)                (9)
                                                              --------------    -----------    -----------    ---------------
    Net realized gain (loss)                                               3             54       (261,616)                (9)
  Net unrealized gain (loss)                                            (222)            98     (2,201,294)            (1,651)
                                                              --------------    -----------    -----------    ---------------
    Net realized and unrealized gain (loss)                             (219)           152     (2,462,910)            (1,660)
                                                              --------------    -----------    -----------    ---------------
    Net increase (decrease) in net assets from operations     $         (249)   $       291    $(2,742,752)   $        (1,679)
                                                              ==============    ===========    ===========    ===============

                                                             JANUS ASPEN                         JANUS ASPEN       JANUS ASPEN
                                                               CAPITAL          JANUS ASPEN       GROWTH AND      INTERNATIONAL
                                                             APPRECIATION         GROWTH            INCOME            GROWTH
                                                           SERVICE SHARES*    SERVICE SHARES    SERVICE SHARES   SERVICE SHARES*
                                                           ---------------    --------------    --------------   ---------------
INVESTMENT INCOME:
  Dividends                                                $           356    $            -    $      436,042   $            22
                                                           ---------------    --------------    --------------   ---------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                        -           716,919           613,005                 -
  Administrative expense fees                                            -           114,707            98,081                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -           831,626           711,086                 -
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                        -               436               132                 -
  Administrative expense fees                                            -                70                21                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -               506               153                 -
                                                           ---------------    --------------    --------------   ---------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                        8                 -                 -                 8
  Administrative expense fees                                            3                 -                 -                 2
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                      11                 -                 -                10
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                      205                 -                 -                10
  Administrative expense fees                                           47                 -                 -                 3
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                     252                 -                 -                13
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        -                18                13                 -
  Administrative expense fees                                            -                 2                 2                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -                20                15                 -
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        -                64                 7                 -
  Administrative expense fees                                            -                22                 2                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -                86                 9                 -
                                                           ---------------    --------------    --------------   ---------------
           Total expenses                                              263           832,238           711,263                23
                                                           ---------------    --------------    --------------   ---------------
    Net investment income (loss)                                        93          (832,238)         (275,221)               (1)
                                                           ---------------    --------------    --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -           113,824                 -                 -
  Net realized gain (loss) from sales of investments                   (25)         (188,030)         (660,298)               (6)
                                                           ---------------    --------------    --------------   ---------------
    Net realized gain (loss)                                           (25)          (74,206)         (660,298)               (6)
  Net unrealized gain (loss)                                        (5,377)      (15,656,961)       (7,076,177)             (973)
                                                           ---------------    --------------    --------------   ---------------
    Net realized and unrealized gain (loss)                         (5,402)      (15,731,167)       (7,736,475)             (979)
                                                           ---------------    --------------    --------------   ---------------
    Net increase (decrease) in net assets from operations  $        (5,309)   $  (16,563,405)   $   (8,011,696)  $          (980)
                                                           ===============    ==============    ==============   ===============

                                                                 PIONEER                        PIONEER           SVS
                                                                 EMERGING        PIONEER      REAL ESTATE       DREMAN
                                                                 MARKETS        FUND VCT         GROWTH        FINANCIAL
                                                               VCT CLASS II     CLASS II*     VCT CLASS II   SERVICES (a)
                                                               ------------     ---------     ------------   ------------
INVESTMENT INCOME:
  Dividends                                                    $          -     $      36     $    221,515   $    162,701
                                                               ------------     ---------     ------------   ------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                    74,637             -           52,079        176,217
  Administrative expense fees                                        11,941             -            8,332         28,195
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                   86,578             -           60,411        204,412
                                                               ------------     ---------     ------------   ------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                        16             -              105             17
  Administrative expense fees                                             3             -               16              3
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       19             -              121             20
                                                               ------------     ---------     ------------   ------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         -            15                -              -
  Administrative expense fees                                             -             5                -              -
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                        -            20                -              -
                                                               ------------     ---------     ------------   ------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         -            12                -              -
  Administrative expense fees                                             -             2                -              -
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                        -            14                -              -
                                                               ------------     ---------     ------------   ------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                         8             -                9              7
  Administrative expense fees                                             2             -                1              1
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       10             -               10              8
                                                               ------------     ---------     ------------   ------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                         7             -                7             18
  Administrative expense fees                                             3             -                2              6
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       10             -                9             24
                                                               ------------     ---------     ------------   ------------
           Total expenses                                            86,617            34           60,551        204,464
                                                               ------------     ---------     ------------   ------------
    Net investment income (loss)                                    (86,617)            2          160,964        (41,763)
                                                               ------------     ---------     ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -           179                -         62,577
  Net realized gain (loss) from sales of investments               (399,844)           (3)          24,647        (47,272)
                                                               ------------     ---------     ------------   ------------
    Net realized gain (loss)                                       (399,844)          176           24,647         15,305
  Net unrealized gain (loss)                                       (135,617)         (221)         177,974       (794,557)
                                                               ------------     ---------     ------------   ------------
    Net realized and unrealized gain (loss)                        (535,461)          (45)         202,621       (779,252)
                                                               ------------     ---------     ------------   ------------
    Net increase (decrease) in net assets from operations      $   (622,078)    $     (43)    $    363,585   $   (821,015)
                                                               ============     =========     ============   ============

                                                                  SCUDDER         SCUDDER      T. ROWE PRICE
                                                                GOVERNMENT       TECHNOLOGY    INTERNATIONAL
                                                              SECURITIES (a)*    GROWTH (a)        STOCK
                                                              ---------------   ------------  --------------
INVESTMENT INCOME:
  Dividends                                                   $         4,260   $     60,073  $    2,778,004
                                                              ---------------   ------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                           -        397,371       1,560,448
  Administrative expense fees                                               -         63,579         249,672
                                                              ---------------   ------------  --------------
    Total expenses                                                          -        460,950       1,810,120
                                                              ---------------   ------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                           -            190           1,234
  Administrative expense fees                                               -             31             198
                                                              ---------------   ------------  --------------
    Total expenses                                                          -            221           1,432
                                                              ---------------   ------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          22              -               -
  Administrative expense fees                                               7              -               -
                                                              ---------------   ------------  --------------
    Total expenses                                                         29              -               -
                                                              ---------------   ------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         542              -               -
  Administrative expense fees                                             125              -               -
                                                              ---------------   ------------  --------------
    Total expenses                                                        667              -               -
                                                              ---------------   ------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                           -              8              33
  Administrative expense fees                                               -              1               5
                                                              ---------------   ------------  --------------
    Total expenses                                                          -              9              38
                                                              ---------------   ------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           -             22              53
  Administrative expense fees                                               -              8              18
                                                              ---------------   ------------  --------------
    Total expenses                                                          -             30              71
                                                              ---------------   ------------  --------------
           Total expenses                                                 696        461,210       1,811,661
                                                              ---------------   ------------  --------------
    Net investment income (loss)                                        3,564       (401,137)        966,343
                                                              ---------------   ------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                        -              -               -
  Net realized gain (loss) from sales of investments                      (74)    (2,777,093)       (367,463)
                                                              ---------------   ------------  --------------
    Net realized gain (loss)                                              (74)    (2,777,093)       (367,463)
  Net unrealized gain (loss)                                            1,142     (9,993,460)    (33,540,754)
                                                              ---------------   ------------  --------------
    Net realized and unrealized gain (loss)                             1,068    (12,770,553)    (33,908,217)
                                                              ---------------   ------------  --------------
    Net increase (decrease) in net assets from operations     $         4,632   $(13,171,690) $  (32,941,874)
                                                              ===============   ============  ==============

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AIT                               AIT
                                                                  CORE EQUITY                       EQUITY INDEX
                                                            YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                            -----------------------           -----------------------
                                                             2001              2000            2001             2000
                                                             ----              ----            ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $  (3,221,996)   $  (5,508,144)   $  (1,980,548)   $  (2,929,532)
    Net realized gain (loss)                             100,602,207       67,396,130       23,222,288       64,465,906
    Net unrealized gain (loss)                          (189,201,917)    (125,720,046)     (83,766,907)    (115,934,017)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                             (91,821,706)     (63,832,060)     (62,525,167)     (54,397,643)
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                 11,077,382       24,360,885       14,169,696       27,545,703
    Withdrawals                                          (32,559,385)     (50,384,435)     (28,368,479)     (41,402,313)
    Contract benefits                                     (3,635,559)      (4,748,552)      (4,495,278)      (4,238,388)
    Contract charges                                        (173,014)        (165,021)        (161,884)        (140,079)
    Transfers between sub-accounts (including
      fixed account), net                                (25,576,219)      21,534,830       (8,295,654)      27,130,239
    Other transfers from (to) the General Account         (3,190,019)       7,377,082         (380,649)       7,640,472
    Net increase (decrease) in investment by Sponsor           4,000             (103)           4,000             (105)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (54,052,814)      (2,025,314)     (27,528,248)      16,535,529
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (145,874,520)     (65,857,374)     (90,053,415)     (37,862,114)

NET ASSETS:
  Beginning of year                                      521,936,149      587,793,523      472,182,802      510,044,916
                                                       -------------    -------------    -------------    -------------
  End of year                                          $ 376,061,629    $ 521,936,149    $ 382,129,387    $ 472,182,802
                                                       =============    =============    =============    =============


                                                                     AIT                               AIT
                                                               GOVERNMENT BOND                    MONEY MARKET
                                                           YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                           -----------------------          -----------------------
                                                          2001                2000            2001            2000
                                                          ----                ----            ----            ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   3,162,714    $   2,712,079    $   5,645,679    $   8,886,667
    Net realized gain (loss)                                 159,893         (856,236)               -                -
    Net unrealized gain (loss)                             1,530,031        3,369,653               (0)               -
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                               4,852,638        5,225,496        5,645,679        8,886,667
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  6,093,974        4,241,214      325,012,545      403,496,864
    Withdrawals                                           (9,588,097)      (8,138,699)     (38,589,493)     (39,982,149)
    Contract benefits                                       (726,361)        (458,307)      (2,206,680)      (4,392,862)
    Contract charges                                         (19,553)         (13,686)         (47,727)         (34,218)
    Transfers between sub-accounts (including
      fixed account), net                                 31,868,969       (8,059,437)    (252,840,798)    (564,187,626)
    Other transfers from (to) the General Account            333,951       (1,156,683)      17,214,472      115,975,100
    Net increase (decrease) in investment by Sponsor           4,000             (158)           8,000              (51)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                27,966,883      (13,585,756)      48,550,319      (89,124,942)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 32,819,521       (8,360,260)      54,195,998      (80,238,275)
NET ASSETS:
  Beginning of year                                       66,658,055       75,018,315      188,816,943      269,055,218
                                                       -------------    -------------    -------------    -------------
  End of year                                          $  99,477,576    $  66,658,055    $ 243,012,941    $ 188,816,943
                                                       =============    =============    =============    =============

                                                                   AIT                              AIT
                                                                  SELECT                          SELECT
                                                            AGGRESSIVE GROWTH               CAPITAL APPRECIATION
                                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                         -----------------------           -----------------------
                                                           2001            2000              2001              2000
                                                           ----            ----              ----              ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $  (3,999,723)   $  (6,396,284)   $  (2,652,684)   $  (3,029,374)
    Net realized gain (loss)                              46,594,578       89,665,300       17,537,244       12,749,930
    Net unrealized gain (loss)                          (120,838,110)    (203,798,583)     (20,509,288)         946,640
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                             (78,243,255)    (120,529,567)      (5,624,728)      10,667,196
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  8,838,199       23,903,001        5,269,482       10,026,252
    Withdrawals                                          (20,210,875)     (39,342,356)     (11,846,238)     (17,282,819)
    Contract benefits                                       (943,739)      (1,436,659)        (918,565)        (808,737)
    Contract charges                                        (135,818)        (142,349)         (72,158)         (58,007)
    Transfers between sub-accounts (including
      fixed account), net                                (23,649,981)      63,451,334       (4,082,046)       9,225,345
    Other transfers from (to) the General Account         (2,177,844)       3,400,946          (78,688)        (391,501)
    Net increase (decrease) in investment by Sponsor           4,000               97            4,000             (145)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (38,276,058)      49,834,014      (11,724,213)         710,388
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (116,519,313)     (70,695,553)     (17,348,941)      11,377,584

NET ASSETS:
  Beginning of year                                      352,767,049      423,462,602      199,289,172      187,911,588
                                                       -------------    -------------    -------------    -------------
  End of year                                          $ 236,247,736    $ 352,767,049    $ 181,940,231    $ 199,289,172
                                                       =============    =============    =============    =============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                          AIT                             AIT
                                                                        SELECT                       SELECT GROWTH
                                                                   EMERGING MARKETS             YEAR ENDED DECEMBER 31,
                                                            YEAR ENDED       PERIOD FROM        -----------------------
                                                             12/31/01    8/1/00* TO 12/31/00     2001              2000
                                                             --------    -------------------     ----              ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                          $     (52,766)   $      (5,460)   $  (4,490,509)   $  (6,894,527)
    Net realized gain (loss)                                   (150,606)          24,096       12,770,163       64,368,939
    Net unrealized gain (loss)                                  263,092         (311,189)    (108,813,970)    (150,914,065)
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                                     59,720         (292,553)    (100,534,316)     (93,439,653)
                                                          -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       361,053           63,362        9,152,694       23,940,909
    Withdrawals                                                (272,092)          (5,495)     (22,384,866)     (36,411,098)
    Contract benefits                                           (32,197)            (586)      (1,686,728)      (2,246,820)
    Contract charges                                               (924)             (55)        (129,356)        (129,027)
    Transfers between sub-accounts (including
      fixed account), net                                     5,445,516        1,458,669      (13,428,135)      37,054,396
    Other transfers from (to) the General Account               291,991           92,700       (2,528,366)       3,859,466
    Net increase (decrease) in investment by Sponsor              4,000            2,418            4,000              (74)
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    5,797,347        1,611,013      (31,000,757)      26,067,752
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                     5,857,067        1,318,460     (131,535,073)     (67,371,901)

NET ASSETS:
  Beginning of year                                           1,318,460                -      400,523,272      467,895,173
                                                          -------------    -------------    -------------    -------------
  End of year                                             $   7,175,527    $   1,318,460    $ 268,988,199    $ 400,523,272
                                                          =============    =============    =============    =============


                                                                         AIT
                                                                        SELECT                            AIT
                                                                  GROWTH AND INCOME           SELECT INTERNATIONAL EQUITY
                                                               YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                               -----------------------          -----------------------
                                                               2001           2000            2001             2000
                                                               ----           ----            ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $  (2,474,185)   $  (2,681,201)   $     309,788    $  (2,691,264)
    Net realized gain (loss)                               (7,873,620)      63,503,004       40,900,201       11,754,407
    Net unrealized gain (loss)                            (29,870,167)    (105,479,914)    (103,275,581)     (39,048,857)
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                              (40,217,972)     (44,658,111)     (62,065,592)     (29,985,714)
                                                        -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   6,529,001       17,472,760        7,403,072       14,273,035
    Withdrawals                                           (19,953,459)     (29,601,771)     (14,046,547)     (22,300,768)
    Contract benefits                                      (2,648,524)      (3,372,554)      (1,101,289)      (1,315,610)
    Contract charges                                          (90,698)         (82,111)         (86,313)         (75,375)
    Transfers between sub-accounts (including
      fixed account), net                                 (30,179,660)      29,535,479       10,632,985       35,922,300
    Other transfers from (to) the General Account          (2,073,463)       4,263,287          210,024          595,339
    Net increase (decrease) in investment by Sponsor            4,000              (89)           4,000              (43)
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (48,412,803)      18,215,001        3,015,932       27,098,878
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (88,630,775)     (26,443,110)     (59,049,660)      (2,886,836)

NET ASSETS:
  Beginning of year                                       324,437,947      350,881,057      267,857,057      270,743,893
                                                        -------------    -------------    -------------    -------------
  End of year                                           $ 235,807,172    $ 324,437,947    $ 208,807,397    $ 267,857,057
                                                        =============    =============    =============    =============

                                                                         AIT
                                                                        SELECT
                                                               INVESTMENT GRADE INCOME
                                                               YEAR ENDED DECEMBER 31,
                                                               -----------------------
                                                               2001           2000
                                                               ----           ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $   8,073,957    $   8,013,304
    Net realized gain (loss)                                  110,865       (1,199,532)
    Net unrealized gain (loss)                              2,754,900        6,474,867
                                                        -------------    -------------
    Net increase (decrease) in net
      assets from operations                               10,939,722       13,288,639
                                                        -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   7,720,940        6,056,068
    Withdrawals                                           (16,045,351)     (15,513,675)
    Contract benefits                                      (1,086,619)      (1,164,608)
    Contract charges                                          (49,627)         (38,608)
    Transfers between sub-accounts (including
      fixed account), net                                  38,854,304      (11,256,349)
    Other transfers from (to) the General Account             711,522       (2,195,698)
    Net increase (decrease) in investment by Sponsor            4,000              (84)
                                                        -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 30,109,169      (24,112,954)
                                                        -------------    -------------
    Net increase (decrease) in net assets                  41,048,891      (10,824,315)

NET ASSETS:
  Beginning of year                                       158,906,319      169,730,634
                                                        -------------    -------------
  End of year                                           $ 199,955,210    $ 158,906,319
                                                        =============    =============


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                      AIT                       AIT
                                                                     SELECT                    SELECT
                                                                STRATEGIC GROWTH           STRATEGIC INCOME
                                                         YEAR ENDED       PERIOD FROM        PERIOD FROM
                                                          12/31/01    8/1/00* TO 12/31/00 5/1/01* TO 12/31/01
                                                       --------------    --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (34,323)   $       (5,573)   $      150,129
    Net realized gain (loss)                                 (388,244)           50,706           277,706
    Net unrealized gain (loss)                               (250,912)         (587,087)         (389,862)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                                 (673,479)         (541,954)           37,973
                                                       --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     251,065           165,423         1,104,856
    Withdrawals                                               (88,287)           (6,994)         (177,908)
    Contract benefits                                          (9,625)          (25,348)             (401)
    Contract charges                                             (688)              (51)             (752)
    Transfers between sub-accounts (including
      fixed account), net                                   2,366,254         2,167,438        14,964,090
    Other transfers from (to) the General Account             107,076           147,833         1,080,664
    Net increase (decrease) in investment by Sponsor            4,000             2,478             5,973
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,629,795         2,450,779        16,976,522
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                   1,956,316         1,908,825        17,014,495

NET ASSETS:
  Beginning of year                                         1,908,825              --                --
                                                       --------------    --------------    --------------
  End of year                                          $    3,865,141    $    1,908,825    $   17,014,495
                                                       ==============    ==============    ==============

                                                                    AIT
                                                                   SELECT
                                                              VALUE OPPORTUNITY                           AIM V.I.
                                                            YEAR ENDED DECEMBER 31,                AGGRESSIVE GROWTH
                                                       ----------------------------------      YEAR ENDED        PERIOD FROM
                                                            2001               2000             12/31/01     8/1/00* TO 12/31/00
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    (1,663,711)   $    (2,223,010)   $      (576,913)   $       (94,330)
    Net realized gain (loss)                                27,447,968          9,183,161           (404,226)              --
    Net unrealized gain (loss)                              (5,391,331)        44,078,239        (10,592,916)        (3,472,906)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                                20,392,926         51,038,390        (11,574,055)        (3,567,236)
                                                       ---------------    ---------------    ---------------    ---------------

  FROM CAPITAL TRANSACTIONS:                                 5,633,232          8,062,042          3,208,694          1,922,027
    Net purchase payments                                  (13,367,491)       (17,750,604)        (1,600,123)          (240,104)
    Withdrawals                                               (908,701)          (936,977)          (208,192)           (57,981)
    Contract benefits                                          (77,463)           (57,670)           (10,191)              (937)
    Contract charges
    Transfers between sub-accounts (including
      fixed account), net                                  (11,629,477)       (27,442,362)        27,079,768         32,353,312
    Other transfers from (to) the General Account           (1,387,308)        (2,697,990)         1,088,518            530,834
    Net increase (decrease) in investment by Sponsor               912              2,000              6,000                125
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (21,736,296)       (40,821,561)        29,564,474         34,507,276
                                                       ---------------    ---------------    ---------------    ---------------
                                                            (1,343,370)        10,216,829         17,990,419         30,940,040
    Net increase (decrease) in net assets

NET ASSETS:
  Beginning of year                                        205,597,481        195,380,652         30,940,040               --
                                                       ---------------    ---------------    ---------------    ---------------
  End of year                                          $   204,254,111    $   205,597,481    $    48,930,459    $    30,940,040
                                                       ===============    ===============    ===============    ===============


                                                        AIM V.I.
                                                        BLUE CHIP                 AIM V.I. VALUE
                                                       PERIOD FROM         YEAR ENDED      PERIOD FROM
                                                    5/1/01* TO 12/31/01     12/31/01    8/1/00* TO 12/31/00
                                                       --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (10,125)   $     (511,195)   $      (58,572)
    Net realized gain (loss)                                   (7,159)         (242,256)        1,253,073
    Net unrealized gain (loss)                                 (1,934)       (5,505,348)       (3,672,217)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                                  (19,218)       (6,258,799)       (2,477,716)
                                                       --------------    --------------    --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     281,177         3,080,176         1,705,188
    Withdrawals                                               (41,975)       (1,594,892)         (237,393)
    Contract benefits                                         (22,134)         (215,723)         (129,876)
    Contract charges                                             (101)           (8,953)             (953)
    Transfers between sub-accounts (including
      fixed account), net                                   2,104,426        14,308,131        31,487,056
    Other transfers from (to) the General Account             101,012           939,915           708,342
    Net increase (decrease) in investment by Sponsor           10,201             6,000               207
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,432,606        16,514,654        33,532,571
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                   2,413,388        10,255,855        31,054,855

NET ASSETS:
  Beginning of year                                              --          31,054,855              --
                                                       --------------    --------------    --------------
  End of year                                          $    2,413,388    $   41,310,710    $   31,054,855
                                                       ==============    ==============    ==============


* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                       ALLIANCE
                                                          ALLIANCE                      GROWTH
                                                       GROWTH CLASS B              AND INCOME CLASS B
                                                        PERIOD FROM          YEAR ENDED        PERIOD FROM
                                                    1/12/01* TO 12/31/01      12/31/01     8/1/00* TO 12/31/00
                                                       ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $           (16)   $      (677,728)   $       (77,396)
    Net realized gain (loss)                                       468          2,783,176               --
    Net unrealized gain (loss)                                  (1,525)        (4,023,814)           802,015
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                                    (1,073)        (1,918,366)           724,619
                                                       ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                         --            6,398,627          1,673,361
    Withdrawals                                                   --           (2,863,199)          (193,028)
    Contract benefits                                             --             (405,267)           (46,094)
    Contract charges                                              --              (14,039)              (686)
    Transfers between sub-accounts (including
      fixed account), net                                         --           79,548,338         24,572,310
    Other transfers from (to) the General Account                 --            4,227,664            922,317
    Net increase (decrease) in investment by Sponsor             4,000              4,139                (59)
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                       4,000         86,896,263         26,928,121
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        2,927         84,977,897         27,652,740

NET ASSETS:
  Beginning of year                                               --           27,652,740               --
                                                       ---------------    ---------------    ---------------
  End of year                                          $         2,927    $   112,630,637    $    27,652,740
                                                       ===============    ===============    ===============

                                                                                                         DGPF
                                                                 ALLIANCE PREMIER                GROWTH OPPORTUNITIES
                                                                  GROWTH CLASS B                      SERVICE CLASS
                                                         YEAR ENDED       PERIOD FROM        YEAR ENDED       PERIOD FROM
                                                          12/31/01    8/1/00* TO 12/31/00     12/31/01    8/1/00* TO 12/31/00
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (712,019)   $     (115,344)   $     (260,312)   $      (41,078)
    Net realized gain (loss)                                2,184,566              --           2,133,749               179
    Net unrealized gain (loss)                            (11,133,863)       (4,859,315)       (5,527,303)       (2,394,897)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                               (9,661,316)       (4,974,659)       (3,653,866)       (2,435,796)
                                                       --------------    --------------    --------------    --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   4,101,111         2,381,508         1,099,823           751,151
    Withdrawals                                            (1,916,162)         (242,304)         (553,590)         (142,497)
    Contract benefits                                        (416,331)             (836)          (60,628)          (93,795)
    Contract charges                                          (10,745)             (977)           (5,210)             (454)
    Transfers between sub-accounts (including
      fixed account), net                                  31,594,472        35,517,443         4,141,061        19,263,918
    Other transfers from (to) the General Account           1,636,110         1,119,592           146,510           197,421
    Net increase (decrease) in investment by Sponsor            6,000               260             6,000               117
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                 34,994,455        38,774,686         4,773,966        19,975,861
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                  25,333,139        33,800,027         1,120,100        17,540,065

NET ASSETS:
  Beginning of year                                        33,800,027              --          17,540,065              --
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   59,133,166    $   33,800,027    $   18,660,165    $   17,540,065
                                                       ==============    ==============    ==============    ==============


                                                                       DGPF                        DGPF
                                                              INTERNATIONAL EQUITY             SELECT GROWTH
                                                             YEAR ENDED DECEMBER 31,           SERVICE CLASS
                                                       ----------------------------------       PERIOD FROM
                                                            2001                2000       1/12/01* TO 12/31/01
                                                       ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     1,123,373    $     1,039,772    $           (31)
    Net realized gain (loss)                                 9,653,188          5,740,394               --
    Net unrealized gain (loss)                             (24,840,764)        (8,385,159)              (197)
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (14,064,203)        (1,604,993)              (228)
                                                       ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                    2,033,517          3,715,083              7,753
    Withdrawals                                             (7,395,024)       (10,205,671)              --
    Contract benefits                                         (540,557)          (595,221)              --
    Contract charges                                           (33,799)           (31,343)              --
    Transfers between sub-accounts (including
      fixed account), net                                  (15,344,665)           221,451               (310)
    Other transfers from (to) the General Account             (277,407)        (4,854,207)              --
    Net increase (decrease) in investment by Sponsor             2,032              2,000              4,000
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (21,555,903)       (11,747,908)            11,443
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                  (35,620,106)       (13,352,901)            11,215

NET ASSETS:
  Beginning of year                                        112,166,827        125,519,728               --
                                                       ---------------    ---------------    ---------------
  End of year                                          $    76,546,721    $   112,166,827    $        11,215
                                                       ===============    ===============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                         DEUTSCHE            DEUTSCHE             DEUTSCHE         EATON VANCE VT
                                                 VIT EAFE EQUITY INDEX VIT EQUITY 500 INDEX VIT SMALL CAP INDEX FLOATING RATE-INCOME
                                                        PERIOD FROM         PERIOD FROM          PERIOD FROM         PERIOD FROM
                                                  1/12/01* TO 12/31/01 1/12/01* TO 12/31/01 1/12/01* TO 12/31/01 5/1/01* TO 12/31/01
                                                       --------------      --------------       --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $         (387)     $          213       $           23       $       (1,942)
    Net realized gain (loss)                                      (36)                223                2,595                 --
    Net unrealized gain (loss)                                 (8,985)             (5,568)                 875                 --
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net
      assets from operations                                   (9,408)             (5,132)               3,493               (1,942)
                                                       --------------      --------------       --------------       --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                      67,698             119,890               47,717              792,965
    Withdrawals                                                  --                  --                   --                (94,899)
    Contract benefits                                            --                  --                   --                   (747)
    Contract charges                                             --                  --                   --                   (340)
    Transfers between sub-accounts (including
      fixed account), net                                         248                --                   (576)           4,065,789
    Other transfers from (to) the General Account                --                  --                   --                373,650
    Net increase (decrease) in investment by Sponsor            4,000               2,038                4,000                5,995
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net assets from
     contract transactions                                     71,946             121,928               51,141            5,142,413
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net assets                      62,538             116,796               54,634            5,140,471

NET ASSETS:
  Beginning of year                                              --                  --                   --                   --
                                                       --------------      --------------       --------------       --------------
  End of year                                          $       62,538      $      116,796       $       54,634       $    5,140,471
                                                       ==============      ==============       ==============       ==============

                                                          FIDELITY VIP EQUITY-INCOME                FIDELITY VIP GROWTH
                                                             YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                       ----------------------------------    ----------------------------------
                                                             2001               2000              2001                 2000
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     1,527,875    $     1,834,394    $    (7,837,092)   $   (11,046,105)
    Net realized gain (loss)                                31,830,042         63,470,984         48,006,749        101,924,925
    Net unrealized gain (loss)                             (69,029,237)       (27,545,240)      (170,548,125)      (190,332,818)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (35,671,320)        37,760,138       (130,378,468)       (99,453,998)
                                                       ---------------    ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   14,315,151         20,120,391         16,610,781         38,369,095
    Withdrawals                                            (40,835,171)       (54,401,593)       (43,890,457)       (72,650,310)
    Contract benefits                                       (3,461,046)        (3,363,126)        (3,163,128)        (3,456,677)
    Contract charges                                          (209,547)          (178,707)          (262,320)          (250,276)
    Transfers between sub-accounts (including
      fixed account), net                                   17,812,439        (51,983,840)       (34,469,465)        57,441,987
    Other transfers from (to) the General Account           (2,325,022)        (1,956,075)        (5,041,752)         6,291,614
    Net increase (decrease) in investment by Sponsor             4,000               (135)             4,000               (113)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (14,699,196)       (91,763,085)       (70,212,341)        25,745,320
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                  (50,370,516)       (54,002,947)      (200,590,809)       (73,708,678)

NET ASSETS:
  Beginning of year                                        559,355,707        613,358,654        704,731,063        778,439,741
                                                       ---------------    ---------------    ---------------    ---------------
  End of year                                          $   508,985,191    $   559,355,707    $   504,140,254    $   704,731,063
                                                       ===============    ===============    ===============    ===============


                                                           FIDELITY VIP HIGH INCOME
                                                            YEAR ENDED DECEMBER 31,
                                                       ----------------------------------
                                                            2001               2000
                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    16,606,059    $    11,705,773
    Net realized gain (loss)                               (16,695,413)        (5,013,761)
    Net unrealized gain (loss)                             (17,199,734)       (55,769,026)
                                                       ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (17,289,088)       (49,077,014)
                                                       ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                    4,375,630          8,270,232
    Withdrawals                                            (11,698,888)       (18,155,748)
    Contract benefits                                         (773,145)        (1,468,513)
    Contract charges                                           (49,876)           (51,034)
    Transfers between sub-accounts (including
      fixed account), net                                  (15,166,154)        (2,596,670)
    Other transfers from (to) the General Account           (1,286,126)        (3,365,040)
    Net increase (decrease) in investment by Sponsor             4,000                436
                                                       ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (24,594,559)       (17,366,337)
                                                       ---------------    ---------------
    Net increase (decrease) in net assets                  (41,883,647)       (66,443,351)

NET ASSETS:
  Beginning of year                                        156,203,339        222,646,690
                                                       ---------------    ---------------
  End of year                                          $   114,319,692    $   156,203,339
                                                       ===============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                             FIDELITY VIP OVERSEAS           FIDELITY VIP II ASSET MANAGER
                                                             YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                        -------------------------------     ------------------------------
                                                            2001              2000             2001             2000
                                                        -------------     -------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                          $ 5,084,989        $ (189,585)     $ 3,352,096       $ 2,664,682
    Net realized gain (loss)                                5,842,977        14,550,635       (1,136,830)       11,835,205
    Net unrealized gain (loss)                            (42,742,842)      (49,972,600)      (9,049,827)      (21,917,210)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets
      from operations                                     (31,814,876)      (35,611,550)      (6,834,561)       (7,417,323)
                                                        -------------     -------------     ------------     -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   3,961,581         8,905,262        3,109,775         7,433,017
    Withdrawals                                            (9,376,336)      (13,554,025)      (7,917,160)      (15,487,489)
    Contract benefits                                        (569,495)         (549,205)      (1,089,726)         (868,674)
    Contract charges                                          (55,362)          (50,630)         (36,613)          (33,853)
    Transfers between sub-accounts (including
      fixed account), net                                  (9,124,952)       33,770,342      (14,773,365)       (6,538,479)
    Other transfers from (to) the General Account            (744,136)        4,916,078       (1,685,354)       (1,534,093)
    Net increase (decrease) in investment by Sponsor            4,000               249            4,000               (73)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets
      from contract transactions                          (15,904,700)       33,438,071      (22,388,443)      (17,029,644)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets                 (47,719,576)       (2,173,479)     (29,223,004)      (24,446,967)

NET ASSETS:
  Beginning of year                                       147,836,533       150,010,012      123,757,782       148,204,749
                                                        -------------     -------------     ------------     -------------
  End of year                                           $ 100,116,957     $ 147,836,533     $ 94,534,778     $ 123,757,782
                                                        =============     =============     ============     =============

                                                      FIDELITY VIP II       FIDELITY VIP III            FIDELITY VIP III
                                                        CONTRAFUND         GROWTH & INCOME            GROWTH OPPORTUNITIES
                                                      SERVICE CLASS 2       SERVICE CLASS 2               SERVICE CLASS 2
                                                         PERIOD FROM           PERIOD FROM          YEAR ENDED       PERIOD FROM
                                                     5/1/01* to 12/31/01  1/12/01* to 12/31/01     12/31/01      8/1/00* to 12/31/00
                                                     -------------------  --------------------    -----------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $        (20,326)        $          12       $ (64,855)            $ (12,269)
    Net realized gain (loss)                                     (1,858)                  161        (211,528)               (4,075)
    Net unrealized gain (loss)                                  124,699                    63        (588,289)             (359,089)
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets
      from operations                                           102,515                   236        (864,672)             (375,433)
                                                       ----------------         -------------     -----------           -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       434,772                11,630         644,728               476,423
    Withdrawals                                                 (36,010)                    -        (284,589)              (24,070)
    Contract benefits                                              (141)                    -         (20,511)                    -
    Contract charges                                               (200)                    -          (1,564)                  (65)
    Transfers between sub-accounts (including
      fixed account), net                                     5,069,104                    80       2,641,908             3,960,892
    Other transfers from (to) the General Account               153,677                     -         211,639               119,759
    Net increase (decrease) in investment by Sponsor             10,070                 4,000           6,000                   167
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets
      from contract transactions                              5,631,272                15,710       3,197,611             4,533,106
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets                     5,733,787                15,946       2,332,939             4,157,673

NET ASSETS:
  Beginning of year                                                   -                     -       4,157,673                     -
                                                       ----------------         -------------     -----------           -----------
  End of year                                          $      5,733,787         $      15,946     $ 6,490,612           $ 4,157,673
                                                       ================         =============     ===========           ===========


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                      FIDELITY VIP III
                                                           MIDCAP             FDP FIRST TRUST             FDP
                                                      SERVICE CLASS 2      10 UNCOMMON VALUES**   NASDAQ TARGET 15**
                                                        PERIOD FROM             PERIOD FROM           PERIOD FROM
                                                    1/12/01* TO 12/31/01   1/12/01* TO 11/14/01  1/12/01* TO 11/14/01
                                                    -------------------- ----------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                   $ (28)                $ (448)               $ (511)
    Net realized gain (loss)                                           -                (39,424)              (27,425)
    Net unrealized gain (loss)                                       215                      -                     -
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets
      from operations                                                187                (39,872)              (27,936)
                                                    --------------------      -----------------       ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                              -                100,000               100,000
    Withdrawals                                                        -                (61,679)              (73,091)
    Contract benefits                                                  -                      -                     -
    Contract charges                                                   -                      -                     -
    Transfers between sub-accounts (including
      fixed account), net                                              -                      -                     -
    Other transfers from (to) the General Account                      -                      -                     -
    Net increase (decrease) in investment by Sponsor               4,000                  1,551                 1,027
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets from
      contract transactions                                        4,000                 39,872                27,936
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets                          4,187                      -                     -

NET ASSETS:
  Beginning of year                                                    -                      -                     -
                                                    --------------------      -----------------       ---------------
  End of year                                                    $ 4,187                    $ -                   $ -
                                                    ====================      =================       ===============

                                                                                        FDSF FIRST             FDSF FIRST
                                                            FDSF FIRST                  TRUST LIFE               TRUST
                                                    TRUST FINANCIAL SERVICES**          SCIENCES**            TECHNOLOGY**
                                                           PERIOD FROM                  PERIOD FROM           PERIOD FROM
                                                       1/12/01* TO 11/14/01     1/12/01* TO 11/14/01  1/12/01* TO 11/14/01
                                                    -----------------------     --------------------  --------------------
                                                    C>
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                    $ (23)                   $ (23)                 $ (14)
    Net realized gain (loss)                                         (506)                    (204)                (2,106)
    Net unrealized gain (loss)                                          -                        -                      -
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets
      from operations                                                (529)                    (227)                (2,120)
                                                      -------------------              -----------             ----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                               -                        -                      -
    Withdrawals                                                         -                        -                      -
    Contract benefits                                                   -                        -                      -
    Contract charges                                                    -                        -                      -
    Transfers between sub-accounts (including
      fixed account), net                                               -                        -                      -
    Other transfers from (to) the General Account                       -                        -                      -
    Net increase (decrease) in investment by Sponsor                  529                      227                  2,120
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets from
      contract transactions                                           529                      227                  2,120
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets                               -                        -                      -

NET ASSETS:
  Beginning of year                                                     -                        -                      -
                                                      -------------------              -----------             ----------
  End of year                                                         $ -                      $ -                    $ -
                                                      ===================              ===========             ==========

                                                                 FT VIP
                                                             FRANKLIN NATURAL
                                                           RESOURCES SECURITIES
                                                                 CLASS 2
                                                     YEAR ENDED         PERIOD FROM
                                                      12/31/01       8/1/00* TO 12/31/00
                                                    -------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $ (26,400)          $ (4,444)
    Net realized gain (loss)                            (187,793)             2,186
    Net unrealized gain (loss)                          (959,002)           179,336
                                                     -----------      -------------
    Net increase (decrease) in net assets
      from operations                                 (1,173,195)           177,078
                                                     -----------      -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                280,491             66,599
    Withdrawals                                         (138,608)            (6,602)
    Contract benefits                                    (29,089)           (23,362)
    Contract charges                                      (1,191)               (41)
    Transfers between sub-accounts (including
      fixed account), net                              4,455,272          1,519,986
    Other transfers from (to) the General Account        179,451             52,521
    Net increase (decrease) in investment by Sponsor       6,000               (136)
                                                     -----------      -------------
    Net increase (decrease) in net assets from
      contract transactions                            4,752,326          1,608,965
                                                     -----------      -------------
    Net increase (decrease) in net assets              3,579,131          1,786,043

NET ASSETS:
  Beginning of year                                    1,786,043                  -
                                                     -----------      -------------
  End of year                                        $ 5,365,174        $ 1,786,043
                                                     ===========      =============


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                    FT VIP                                  FT VIP
                                                              FRANKLIN SMALL CAP                        MUTUAL SHARES
                                                                    CLASS 2                           SECURITIES CLASS 2
                                                         YEAR ENDED           PERIOD FROM              PERIOD FROM
                                                          12/31/01         8/1/00* TO 12/31/00     1/12/01* TO 12/31/01
                                                        ----------         -------------------     ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $ (407,275)             $ (103,108)                     $ 47
    Net realized gain (loss)                               (1,238,931)                      -                       258
    Net unrealized gain (loss)                             (5,001,835)             (4,583,730)                     (141)
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets
      from operations                                      (6,648,041)             (4,686,838)                      164
                                                          -----------            ------------               -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   2,610,484               1,623,148                         -
    Withdrawals                                            (1,335,051)               (265,933)                        -
    Contract benefits                                        (142,925)                (80,785)                        -
    Contract charges                                          (10,895)                 (1,123)                        -
    Transfers between sub-accounts (including
      fixed account), net                                  13,466,217              36,397,185                         -
    Other transfers from (to) the General Account           1,083,821                 700,349                         -
    Net increase (decrease) in investment by Sponsor            6,000                     235                     4,000
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets from
      contract transactions                                15,677,651              38,373,076                     4,000
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets                   9,029,610              33,686,238                     4,164

NET ASSETS:
  Beginning of year                                        33,686,238                       -                         -
                                                          -----------            ------------               -----------
  End of year                                            $ 42,715,848            $ 33,686,238                   $ 4,164
                                                          ===========            ============               ===========

                                                          FT VIP TEMPLETON
                                                         DEVELOPING MARKETS           INVESCO                INVESCO
                                                         SECURITIES CLASS 2        VIF DYNAMICS         VIF EQUITY INCOME
                                                            PERIOD FROM             PERIOD FROM            PERIOD FROM
                                                        1/12/01* to 12/31/01    1/12/01* to 12/31/01   1/12/01* to 12/31/01
                                                       ---------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $ 5                 $ (30)                 $ 139
    Net realized gain (loss)                                               (4)                    3                     54
    Net unrealized gain (loss)                                           (549)                 (222)                    98
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets
      from operations                                                    (548)                 (249)                   291
                                                            -----------------       ---------------         --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   -                 7,753                 11,630
    Withdrawals                                                             -                     -                      -
    Contract benefits                                                       -                     -                      -
    Contract charges                                                        -                     -                      -
    Transfers between sub-accounts (including
      fixed account), net                                                   -                  (522)                     -
    Other transfers from (to) the General Account                           -                     -                      -
    Net increase (decrease) in investment by Sponsor                    4,000                 4,000                  4,000
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets from
      contract transactions                                             4,000                11,231                 15,630
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets                               3,452                10,982                 15,921

NET ASSETS:
  Beginning of year                                                         -                     -                      -
                                                            -----------------       ---------------         --------------
  End of year                                                         $ 3,452              $ 10,982               $ 15,921
                                                            =================       ===============         ==============

                                                                                              JANUS ASPEN            JANUS ASPEN
                                                                   INVESCO                    AGGRESSIVE        CAPITAL APPRECIATION
                                                             VIF HEALTH SCIENCES         GROWTH SERVICE SHARES     SERVICE SHARES
                                                      YEAR ENDED       PERIOD FROM           PERIOD FROM           PERIOD FROM
                                                       12/31/01     8/1/00* to 12/31/00  1/12/01* to 12/31/01   1/12/01* to 12/31/01
                                                     -----------   --------------------  --------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $ (279,842)          $ (57,448)                $ (19)              $ 93
    Net realized gain (loss)                              (261,616)             15,112                    (9)               (25)
    Net unrealized gain (loss)                          (2,201,294)            531,319                (1,651)            (5,377)
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets
      from operations                                   (2,742,752)            488,983                (1,679)            (5,309)
                                                      ------------       -------------        --------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                1,887,266             912,704                     -             39,963
    Withdrawals                                         (1,092,898)           (158,048)                    -                  -
    Contract benefits                                     (151,816)            (66,946)                    -                  -
    Contract charges                                        (7,027)               (541)                    -                  -
    Transfers between sub-accounts (including
      fixed account), net                               11,122,659          17,796,399                     -                  -
    Other transfers from (to) the General Account          421,861             647,634                     -                  -
    Net increase (decrease) in investment by Sponsor         6,000                (179)                4,000              4,000
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets from
      contract transactions                             12,186,045          19,131,023                 4,000             43,963
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets                9,443,293          19,620,006                 2,321             38,654

NET ASSETS:
  Beginning of year                                     19,620,006                   -                     -                  -
                                                      ------------       -------------        --------------    ---------------
  End of year                                         $ 29,063,299        $ 19,620,006               $ 2,321           $ 38,654
                                                      ============       =============        ==============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                         JANUS ASPEN
                                                              JANUS ASPEN GROWTH                     GROWTH AND INCOME
                                                                SERVICE SHARES                        SERVICE SHARES
                                                       YEAR ENDED         PERIOD FROM         YEAR ENDED        PERIOD FROM
                                                        12/31/01       8/1/00* TO 12/31/00     12/31/01      8/1/00* TO 12/31/00
                                                      -----------     --------------------   -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                         $ (832,238)           $ (132,760)      $ (275,221)           $ (51,606)
    Net realized gain (loss)                                (74,206)                    -         (660,298)                   -
    Net unrealized gain (loss)                          (15,656,961)           (5,955,012)      (7,076,177)          (3,020,095)
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets
      from operations                                   (16,563,405)           (6,087,772)      (8,011,696)          (3,071,701)
                                                        -----------          ------------     ------------         ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                 5,073,640             3,048,491        3,778,843            1,400,261
    Withdrawals                                          (2,292,495)             (291,831)      (2,332,826)            (255,366)
    Contract benefits                                      (350,705)              (58,178)        (304,799)             (63,244)
    Contract charges                                        (14,480)               (1,191)         (12,258)              (1,069)
    Transfers between sub-accounts (including
      fixed account), net                                42,395,669            41,285,853       21,292,013           36,997,375
    Other transfers from (to) the General Account         2,322,827             1,397,339        1,286,557            1,204,803
    Net increase (decrease) in investment by Sponsor          6,000                   151            6,000                  117
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets from
      contract transactions                              47,140,456            45,380,634       23,713,530           39,282,877
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets                30,577,051            39,292,862       15,701,834           36,211,176

NET ASSETS:
  Beginning of year                                      39,292,862                     -       36,211,176                    -
                                                        -----------          ------------     ------------         ------------
  End of year                                          $ 69,869,913          $ 39,292,862     $ 51,913,010         $ 36,211,176
                                                        ===========          ============     ============         ============

                                                           JANUS ASPEN                  PIONEER
                                                      INTERNATIONAL GROWTH         EMERGING MARKETS              PIONEER FUND VCT
                                                         SERVICE SHARES              VCT CLASS II                    CLASS II
                                                           PERIOD FROM         YEAR ENDED     PERIOD FROM           PERIOD FROM
                                                      1/12/01* TO 12/31/01      12/31/01   8/1/00* TO 12/31/00  1/12/01* TO 12/31/01
                                                     ---------------------    ----------   -------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                    $ (1)    $ (86,617)         $ (15,262)                   $ 2
    Net realized gain (loss)                                          (6)     (399,844)                11                    176
    Net unrealized gain (loss)                                      (973)     (135,617)          (631,324)                  (221)
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets
      from operations                                               (980)     (622,078)          (646,575)                   (43)
                                                            ------------    ----------       ------------           ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                              -       458,801            347,144                  7,753
    Withdrawals                                                        -      (197,342)           (23,142)                     -
    Contract benefits                                                  -       (10,179)                 -                      -
    Contract charges                                                   -        (1,377)              (130)                     -
    Transfers between sub-accounts (including
      fixed account), net
                                                                       -     1,479,377          5,036,767                     16
    Other transfers from (to) the General Account                      -       149,578             82,598                      -
    Net increase (decrease) in investment by Sponsor               4,000         6,000                427                  4,000
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets from
      contract transactions                                        4,000     1,884,858          5,443,664                 11,769
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets                          3,020     1,262,780          4,797,089                 11,726

NET ASSETS:
  Beginning of year                                                    -     4,797,089                  -                      -
                                                            ------------    ----------       ------------           ------------
  End of year                                                    $ 3,020    $6,059,869        $ 4,797,089               $ 11,726
                                                            ============    ==========       ============           ============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                   PIONEER                                 SVS
                                                             REAL ESTATE GROWTH                          DREMAN
                                                                VCT CLASS II                     FINANCIAL SERVICES (a)
                                                      YEAR ENDED         PERIOD FROM        YEAR ENDED         PERIOD FROM
                                                       12/31/01      8/1/00* TO 12/31/00     12/31/01      8/1/00* TO 12/31/00
                                                     ------------    -------------------     ----------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                         $ 160,964              $ 18,640       $ (41,763)            $ (30,085)
    Net realized gain (loss)                                24,647               (13,520)         15,305                 1,008
    Net unrealized gain (loss)                             177,974                77,377        (794,557)            1,012,268
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets
      from operations                                      363,585                82,497        (821,015)              983,191
                                                       -----------       ---------------       ---------         -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  372,756               115,941         749,214               407,144
    Withdrawals                                           (170,515)              (47,268)       (447,882)              (85,007)
    Contract benefits                                         (245)                    -         (53,467)               (3,891)
    Contract charges                                        (1,301)                  (54)         (3,510)                 (302)
    Transfers between sub-accounts (including
      fixed account), net                                4,136,274             1,349,657       5,157,804             8,162,575
    Other transfers from (to) the General Account          375,174                14,600         200,254               417,472
    Net increase (decrease) in investment by Sponsor         6,000                    33           6,000                  (331)
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets from
      contract transactions                              4,718,143             1,432,909       5,608,413             8,897,660
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets                5,081,728             1,515,406       4,787,398             9,880,851

NET ASSETS:
  Beginning of year                                      1,515,406                     -       9,880,851                     -
                                                       -----------       ---------------       ---------         -------------
  End of year                                           $6,597,134           $ 1,515,406    $ 14,668,249           $ 9,880,851
                                                       ===========       ===============       =========         =============


                                                        SCUDDER                                                 T. ROWE PRICE
                                                       GOVERNMENT                 SCUDDER                    INTERNATIONAL STOCK
                                                     SECURITIES (a)        TECHNOLOGY GROWTH (a)          YEAR ENDED DECEMBER 31,
                                                      PERIOD FROM       YEAR ENDED      PERIOD FROM       ------------------------
                                                  1/12/01* TO 12/31/01   12/31/01    8/1/00* TO 12/31/00   2001            2000
                                                  -------------------- ------------ --------------------  --------     -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $ 3,564       $ (401,137)    $ (104,020)       $ 966,343   $ (1,086,991)
    Net realized gain (loss)                                    (74)      (2,777,093)             -         (367,463)     5,584,535
    Net unrealized gain (loss)                                1,142       (9,993,460)    (9,604,851)     (33,540,754)   (30,669,237)
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets
      from operations                                         4,632      (13,171,690)    (9,708,871)     (32,941,874)   (26,171,693)
                                                      -------------     ------------   ------------     ------------   ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   115,415        2,176,719      1,760,073        4,981,412      6,206,893
    Withdrawals                                                   -       (1,304,795)      (295,127)      (7,216,713)    (9,777,254)
    Contract benefits                                             -         (172,582)       (85,971)        (800,425)      (599,921)
    Contract charges                                              -           (9,514)        (1,337)         (35,866)       (27,597)
    Transfers between sub-accounts (including
      fixed account), net                                     1,065       11,702,469     35,780,557       51,155,365     21,832,542
    Other transfers from (to) the General Account                 -        1,857,607      1,310,419        1,696,025     (1,034,406)
    Net increase (decrease) in investment by
      Sponsor                                                 1,963            6,000            371            4,000            262
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets from
      contract transactions                                 118,443       14,255,904     38,468,985       49,783,798     16,600,519
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets                   123,075        1,084,214     28,760,114       16,841,924     (9,571,174)

NET ASSETS:
  Beginning of year                                               -       28,760,114              -      115,210,581    124,781,755
                                                      -------------     ------------   ------------     ------------   ------------
  End of year                                             $ 123,075  $    29,844,328   $ 28,760,114    $ 132,052,505  $ 115,210,581
                                                      =============     ============   ============     ============   ============



* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS

NOTE 1 -  ORGANIZATION

     Separate Account VA-K ("The Separate Account"), which funds the Allmerica Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion, Delaware Medallion II, and Delaware Medallion III contracts is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers fifty-five Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                          INVESTMENT MANAGER
-----------------------------------------------------------------   --------------------------------------------------
AIM Variable Insurance Funds                                        A I M Advisors, Inc.
("AIM V.I.")
Alliance Variable Products Series Fund, Inc.(Class B)               Alliance Capital Management, L.P.
("Alliance B")
Allmerica Investment Trust                                          Allmerica Financial Investment Management Services, Inc
("AIT")                                                             ("AFIMS")
Delaware Group Premium Fund                                         Delaware International Advisors Ltd.
("DGPF")
Delaware Group Premium Fund (Service Class)                         Delaware Management Company
("DGPF SC')
Deutsche Asset Management VIT Funds                                 Deutsche Asset Management
("Deutsche VIT")
Eaton Vance Variable Trust                                          Eaton Vance Management
("Eaton Vance VT")
Fidelity Variable Insurance Products Fund                           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II                        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Fidelity Variable Insurance Products Fund II                        Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III                       Fidelity Management & Research Company ("FMR")
(Service Class 2) ('Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products Trust (Class 2)      Franklin Mutual Advisors, LLC
("FT VIP")
INVESCO Variable Investment Funds, Inc.                             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                                 Janus Capital
("Janus Aspen")
Pioneer Variable Contracts Trust (Class II)                         Pioneer Investment Management, Inc.
("Pioneer II")
Scudder Variable Series II                                          Zurich Scudder Investments, Inc.
("Scudder II")
T Rowe Price International Series, Inc.                             T Rowe Price International
("T Rowe Price")


     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

     On January 12, 2001, the Separate Account offered five funds invested in portfolios of First Defined Portfolios LLC and First Defined Sector Fund, both managed by First Trust Advisors L.P.. These funds were closed on November 14, 2001.

     Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 -  INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                         PORTFOLIO INFORMATION
                                                          ---------------------------------------------------
                                                                                                 NET ASSET
                                                             NUMBER OF         AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                          SHARES             COST            PER SHARE
-------------------------------------------------------   ---------------   ---------------   ---------------
AIT Core Equity                                               230,278,555   $   520,800,995   $         1.633
AIT Equity Index                                              140,752,704       395,599,498             2.715
AIT Government Bond                                            92,361,706        98,001,290             1.077
AIT Money Market                                              243,028,282       243,028,282             1.000
AIT Select Aggressive Growth                                  188,846,584       372,177,338             1.251
AIT Select Capital Appreciation                                93,782,388       152,994,119             1.940
AIT Select Emerging Markets                                    10,005,730         7,222,205             0.717
AIT Select Growth                                             170,678,873       328,003,546             1.576
AIT Select Growth and Income                                  188,247,115       281,351,935             1.253
AIT Select International Equity                               187,606,786       252,092,428             1.113
AIT Select Investment Grade Income                            180,789,543       199,400,360             1.106
AIT Select Strategic Growth                                     8,022,942         4,713,080             0.483
AIT Select Strategic Income                                    16,319,401        17,394,678             1.042
AIT Select Value Opportunity                                  103,421,676       158,451,978             1.975
AIM V.I. Aggressive Growth                                      4,526,201        62,994,062            10.810
AIM V.I. Blue Chip                                                339,436         2,415,322             7.110
AIM V.I. Value                                                  1,769,055        50,485,002            23.350
Alliance Growth Class B                                               180             4,452            16.310
Alliance Growth and Income Class B                              5,112,267       115,845,034            22.030
Alliance Premier Growth Class B                                 2,365,083        75,120,259            25.000
DGPF Growth Opportunities Service Class                         1,246,504        26,582,365            14.970
DGPF International Equity                                       5,507,005        78,106,637            13.900
DGPF Select Growth Service Class                                    1,354            11,412             8.280
Deutsche VIT EAFE Equity Index                                      7,454            71,523             8.390
Deutsche VIT Equity 500 Index                                       9,749           122,364            11.980
Deutsche VIT Small Cap Index                                        5,092            53,759            10.730
Eaton Vance VT Floating Rate-Income                               514,067         5,140,674            10.000
Fidelity VIP Equity-Income                                     22,372,977       431,537,223            22.750
Fidelity VIP Growth                                            14,999,565       506,015,313            33.610
Fidelity VIP High Income                                       17,834,656       195,919,732             6.410
Fidelity VIP Overseas                                           7,212,852       135,730,792            13.880
Fidelity VIP II Asset Manager                                   6,515,025       104,732,992            14.510
Fidelity VIP II Contrafund Service Class 2                        286,690         5,609,088            20.000
Fidelity VIP III Growth & Income Service Class 2                    1,220            15,883            13.070
Fidelity VIP III Growth Opportunities Service Class 2             431,556         7,437,990            15.040
Fidelity VIP III Midcap Service Class 2                               214             3,972            19.490
FT VIP Franklin Natural Resources Securities Class 2              453,523         6,144,840            11.830
FT VIP Franklin Small Cap Class 2                               2,392,942        52,299,589            17.850
FT VIP Mutual Shares Securities Class 2                               297             4,305            14.030
FT VIP Templeton Developing Markets Securities Class 2                725             4,001             4.760
INVESCO VIF Dynamics                                                  876            11,204            12.540
INVESCO VIF Equity Income                                             857            15,823            18.580
INVESCO VIF Health Sciences                                     1,596,894        30,733,458            18.200
Janus Aspen Aggressive Growth Service Shares                          106             3,972            21.730
Janus Aspen Capital Appreciation Service Shares                     1,879            44,031            20.570
Janus Aspen Growth Service Shares                               3,535,657        91,476,559            19.760
Janus Aspen Growth and Income Service Shares                    3,490,676        62,002,614            14.870
Janus Aspen International Growth Service Shares                       130             3,993            23.300
Pioneer Emerging Markets VCT Class II                             541,320         6,824,313            11.190
Pioneer Fund VCT Class II                                             616            11,947            19.050
Pioneer Real Estate Growth VCT Class II                           447,268         6,341,855            14.750
Scudder Government Securities (a)                                   9,982           121,933            12.330
Scudder Technology Growth (a)                                   3,188,309        49,440,878             9.360
SVS Dreman Financial Services (a)                               1,360,691        14,450,538            10.780
T. Rowe Price International Stock                              11,512,857       155,804,474            11.470


NOTE 4 -  EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate charge is made for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.

                                            ALLMERICA
                                           ADVANTAGE &      DIRECTED        ALLMERICA       ALLMERICA       ALLMERICA
                                           EXECANNUITY      ADVISORY        IMMEDIATE        PREMIER          VALUE
VARIABLE ACCOUNT DEDUCTIONS:                   PLUS         SOLUTIONS       ADVANTAGE         CHOICE       GENERATION
Mortality and Expense Risk (Annual Rate)           1.25%           0.50%           1.25%           1.30%           0.65%
Administrative Expense (Annual Rate)               0.20%           0.15%           0.20%           0.20%           0.15%
Optional Rider Fees (Annual Rate):                                                                 0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)            0.15%-0.25%           0.25%            N/A             N/A            0.25%
Annual Contract Fee (Maximum)              $         30    $         35    $          0    $         35    $         35


     During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 -  CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:



                                                                      ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                     24,190,614       $  68,162,311         38,196,765         $ 137,774,880
  Redemption of Units                                  (44,436,814)       (122,553,289)       (39,292,689)         (141,066,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (20,246,200)      $ (54,390,978)        (1,095,924)        $  (3,291,869)
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                     27,336,016       $  84,666,465         41,751,747         $ 162,143,040
  Redemption of Units                                  (36,637,802)       (112,920,697)       (37,631,010)         (146,255,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,301,786)      $ (28,254,232)         4,120,737         $  15,887,291
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                     41,902,067       $  66,869,582         19,582,720         $  23,746,020
  Redemption of Units                                  (24,980,906)        (39,449,198)       (28,939,499)          (37,378,303)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,921,161       $  27,420,384         (9,356,779)        $ (13,632,283)
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                    660,815,205       $ 919,404,279        670,749,763         $ 870,209,418
  Redemption of Units                                 (630,022,561)       (876,393,828)      (739,117,079)         (959,821,932)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             30,792,644       $  43,010,451        (68,367,316)        $ (89,612,514)
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                     26,476,575       $  56,753,676         54,712,706         $ 187,434,755
  Redemption of Units                                  (44,873,792)        (95,094,608)       (39,991,298)         (137,969,345)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (18,397,217)      $ (38,340,932)        14,721,408         $  49,465,410
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                     24,307,921       $  54,498,860         25,937,090         $  70,806,342
  Redemption of Units                                  (29,521,092)        (66,363,049)       (25,437,839)          (70,367,753)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (5,213,171)      $ (11,864,189)           499,251         $     438,589
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                     13,263,625       $   8,587,856          2,019,143         $   1,757,755
  Redemption of Units                                   (4,323,757)         (2,834,150)          (269,986)             (170,417)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              8,939,868       $   5,753,706          1,749,157         $   1,587,338
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                     29,017,803       $  65,604,221         42,405,060         $ 145,285,958
  Redemption of Units                                  (42,875,295)        (96,871,213)       (34,898,511)         (119,999,563)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (13,857,492)      $ (31,266,992)         7,506,549         $  25,286,395
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                     18,713,306       $  39,824,662         45,550,702         $ 162,143,040
  Redemption of Units                                  (41,721,372)        (88,494,505)       (38,878,149)         (146,255,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (23,008,066)      $ (48,669,843)         6,672,553         $  15,887,291
                                                    ===============     ===============     ==============       ===============

                                                                ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select International Equity
  Issuance of Units                                     47,351,446       $  75,503,839         47,222,243         $ 187,434,755
  Redemption of Units                                  (46,506,562)        (72,927,868)       (33,981,177)         (137,969,345)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                844,884       $   2,575,971         13,241,066         $  49,465,410
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                     50,160,064       $  88,749,692         20,905,240         $  35,008,889
  Redemption of Units                                  (33,662,753)        (59,222,728)       (35,851,320)          (59,319,949)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,497,311       $  29,526,964        (14,946,080)        $ (24,311,060)
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                      7,203,671       $   3,793,638          2,780,577         $   2,467,738
  Redemption of Units                                   (2,060,391)         (1,211,788)          (107,303)              (90,833)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,143,280       $   2,581,850          2,673,274         $   2,376,905
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                     18,867,137       $  19,450,637                  -         $           -
  Redemption of Units                                   (2,540,631)         (2,585,568)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,326,506       $  16,865,069                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                     21,483,991       $  53,604,643         22,041,624         $  23,746,020
  Redemption of Units                                  (30,629,376)        (75,900,045)       (40,840,800)          (37,378,303)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,145,385)      $ (22,295,402)       (18,799,176)        $ (13,632,283)
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                     58,067,542       $  41,827,944         35,052,161         $  35,558,109
  Redemption of Units                                  (18,474,682)        (12,402,835)        (1,049,389)           (1,050,833)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             39,592,860       $  29,425,109         34,002,772         $  34,507,276
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                      3,142,632       $   2,723,077                  -         $           -
  Redemption of Units                                     (359,815)           (314,749)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              2,782,817       $   2,408,328                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                     42,228,989       $  33,957,065         36,304,926         $  34,611,364
  Redemption of Units                                  (23,265,947)        (17,560,325)        (1,152,612)           (1,078,793)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             18,963,042       $  16,396,740         35,152,314         $  33,532,571
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                    101,592,746       $ 107,265,957         27,355,991         $  28,015,735
  Redemption of Units                                  (19,954,534)        (20,872,532)        (1,091,587)           (1,087,614)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             81,638,212       $  86,393,425         26,264,404         $  26,928,121
                                                    ===============     ===============     ==============       ===============

                                                                ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Alliance Premier Growth Class B
  Issuance of Units                                     74,916,919       $  52,239,454         42,811,140         $  39,646,683
  Redemption of Units                                  (27,129,476)        (17,472,643)          (934,593)             (871,997)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             47,787,443       $  34,766,811         41,876,547         $  38,774,686
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                     19,128,302       $  14,306,589         20,991,543         $  20,580,591
  Redemption of Units                                  (13,365,386)         (9,545,934)          (643,817)             (604,730)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,762,916       $   4,760,655         20,347,726         $  19,975,861
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                     12,150,470       $  21,323,600         13,646,691         $  34,409,663
  Redemption of Units                                  (23,936,766)        (42,938,283)       (19,898,884)          (46,227,243)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (11,786,296)      $ (21,614,683)        (6,252,193)        $ (11,817,580)
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                      6,072,228       $   5,863,428                  -         $           -
  Redemption of Units                                   (1,040,771)           (814,193)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,031,457       $   5,049,235                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                     36,183,446       $ 119,848,742         32,688,360         $ 110,842,109
  Redemption of Units                                  (40,992,127)       (135,287,331)       (60,423,820)         (203,045,663)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (4,808,681)      $ (15,438,589)       (27,735,460)        $ (92,203,554)
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                     20,765,594       $  77,005,047         43,692,087         $ 221,710,552
  Redemption of Units                                  (40,499,718)       (147,703,844)       (38,765,764)         (196,889,949)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (19,734,124)      $ (70,698,797)         4,926,323         $  24,820,603
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                     20,510,377       $  33,817,281         26,362,266         $  60,493,907
  Redemption of Units                                  (34,819,743)        (58,577,577)       (34,408,677)          (78,026,121)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (14,309,366)      $ (24,760,296)        (8,046,411)        $ (17,532,214)
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                     12,912,401       $  22,722,631         34,673,108         $  79,500,582
  Redemption of Units                                  (22,327,154)        (38,777,512)       (20,843,555)          (46,214,051)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,414,753)      $ (16,054,881)        13,829,553         $  33,286,531
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                     11,706,479       $  20,236,166         20,307,103         $  45,526,550
  Redemption of Units                                  (25,140,281)        (42,776,722)       (29,720,642)          (62,754,447)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (13,433,802)      $ (22,540,556)        (9,413,539)        $ (17,227,897)
                                                    ===============     ===============     ==============       ===============

                                                                 ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS              AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                      6,383,235       $   5,887,744                  -         $           -
  Redemption of Units                                     (356,006)           (289,426)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              6,027,229       $   5,598,318                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunities
 Service Class 2
  Issuance of Units                                      6,897,138       $   5,261,168          5,019,985         $   4,833,986
  Redemption of Units                                   (2,885,085)         (2,071,432)          (318,921)             (300,881)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,012,053       $   3,189,736          4,701,064         $   4,533,105
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                      6,728,122       $   7,194,177          1,571,524         $   1,689,653
  Redemption of Units                                   (2,571,633)         (2,450,850)           (73,553)              (80,688)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,156,489       $   4,743,327          1,497,971         $   1,608,965
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                     40,839,355       $  32,289,075         40,802,284         $  39,632,999
  Redemption of Units                                  (20,544,672)        (16,717,939)        (1,347,385)           (1,259,923)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             20,294,683       $  15,571,136         39,454,899         $  38,373,076
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                     21,935,357       $  21,961,863         18,606,911         $  20,167,861
  Redemption of Units                                   (9,353,533)         (9,869,368)          (984,209)           (1,036,838)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             12,581,824       $  12,092,495         17,622,702         $  19,131,023
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                     87,448,570       $  61,956,055         47,436,640         $  46,825,352
  Redemption of Units                                  (23,373,141)        (15,060,367)        (1,485,343)           (1,444,718)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             64,075,429       $  46,895,688         45,951,297         $  45,380,634
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                     48,504,156       $  39,395,639         41,810,978         $  40,823,719
  Redemption of Units                                  (21,097,444)        (15,743,242)        (1,584,473)           (1,540,842)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             27,406,712       $  23,652,397         40,226,505         $  39,282,877
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                      7,112,302       $   5,251,367          6,633,204         $   5,702,583
  Redemption of Units                                   (4,695,610)         (3,373,446)          (308,562)             (258,918)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              2,416,692       $   1,877,921          6,324,642         $   5,443,665
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                      6,854,811       $   6,978,111          2,335,557         $   2,200,304
  Redemption of Units                                   (2,197,681)         (2,280,707)          (830,836)             (767,395)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,657,130       $   4,697,404          1,504,721         $   1,432,909
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services  (a)
  Issuance of Units                                      9,603,835       $  10,978,964          8,495,247         $   9,291,838
  Redemption of Units                                   (4,879,875)         (5,386,151)          (372,226)             (394,178)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,723,960       $   5,592,813          8,123,021         $   8,897,660
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                     48,369,023       $  27,513,034         41,314,268         $  40,109,498
  Redemption of Units                                  (26,393,130)        (13,314,834)        (1,691,053)           (1,640,512)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             21,975,893       $  14,198,200         39,623,215         $  38,468,986
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                     76,241,828          96,113,203         34,658,616         $  63,767,970
  Redemption of Units                                  (38,106,057)        (46,652,848)       (25,158,031)          (47,241,708)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             38,135,771          49,460,355          9,500,585         $  16,526,262
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                          ALLMERICA IMMEDIATE ADVANTAGE
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                        577,369       $     475,846                  -         $           -
  Redemption of Units                                     (170,228)           (142,918)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                407,141       $     332,928                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                      1,021,259       $     832,082                  -         $           -
  Redemption of Units                                     (207,108)           (168,744)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                814,151       $     663,338                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                        173,300       $     198,210                  -         $           -
  Redemption of Units                                     (43,970)             (50,290)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                129,330       $     147,920                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                        410,000       $     442,033                  -         $           -
  Redemption of Units                                     (208,235)           (224,504)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                201,765       $     217,529                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                        255,273       $     148,144                  -         $           -
  Redemption of Units                                     (151,452)            (87,893)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                103,821       $      60,251                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                        190,504       $     195,471                  -         $           -
  Redemption of Units                                      (77,525)            (79,546)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                112,979       $     115,925                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                         33,024       $      19,767                  -         $           -
  Redemption of Units                                       (5,283)             (3,162)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,741       $      16,605                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                        409,414       $     292,371                  -         $           -
  Redemption of Units                                     (182,197)           (130,111)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                227,217       $     162,260                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                        390,083       $     333,555                  -         $           -
  Redemption of Units                                      (98,650)            (84,354)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                291,433       $     249,201                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                        439,294       $     341,141                  -         $           -
  Redemption of Units                                     (72,552)             (56,342)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                366,742       $     284,799                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                        429,689       $     493,684                  -         $           -
  Redemption of Units                                     (128,712)           (147,882)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                               300,977        $     345,802                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                        64,569        $      28,276                  -         $           -
  Redemption of Units                                     (38,096)             (16,683)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                26,473        $      11,593                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                    ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select Strategic Income
  Issuance of Units                                         24,710       $      25,601                  -         $           -
  Redemption of Units                                        8,876               9,196                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 33,586       $      34,797                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                        414,792       $     609,340                  -         $           -
  Redemption of Units                                      (50,642)            (74,395)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                364,150       $     534,945                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                         71,982       $      67,102                  -         $           -
  Redemption of Units                                       (1,570)             (1,463)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 70,412       $      65,639                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                         18,773       $      16,325                  -         $           -
  Redemption of Units                                          (50)                (46)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,723       $      16,279                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                        127,939       $     115,841                  -         $           -
  Redemption of Units                                       (2,127)             (1,926)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                125,812       $     113,915                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                        339,952       $     289,997                  -         $           -
  Redemption of Units                                      (32,750)             (4,343)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                307,202       $     285,654                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Premier Growth Class B
  Issuance of Units                                        281,102       $     151,126                  -         $           -
  Redemption of Units                                     (114,633)             (3,443)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                166,469       $     147,683                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          8,529       $       7,500                  -         $           -
  Redemption of Units                                          (64)                (63)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,465       $       7,437                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                         66,227       $      66,344                  -         $           -
  Redemption of Units                                      (12,479)            (12,501)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 53,748       $      53,843                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                         64,734       $      64,910                  -         $           -
  Redemption of Units                                       (2,323)             (2,329)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 62,411       $      62,581                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                        635,263       $     675,250                  -         $           -
  Redemption of Units                                     (119,208)           (126,712)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                516,055       $     548,538                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                        792,670       $     605,669                  -         $           -
  Redemption of Units                                     (182,575)           (139,503)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                610,095       $     466,166                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                     ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP High Income
  Issuance of Units                                        266,018       $     188,237                  -         $           -
  Redemption of Units                                      (44,331)            (31,369)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                221,687       $     156,868                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                        248,669       $     181,503                  -         $           -
  Redemption of Units                                      (48,395)            (35,323)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                200,274       $     146,180                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                        196,108       $     181,338                  -         $           -
  Redemption of Units                                      (43,069)            (39,825)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                153,039       $     141,513                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                         26,588       $      24,916                  -         $           -
  Redemption of Units                                         (174)               (163)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 26,414       $      24,753                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunties
 Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          5,833       $       5,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,833       $       5,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                        105,214       $      97,492                  -         $           -
  Redemption of Units                                       (2,373)             (2,199)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                102,841       $      95,293                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                         79,451       $      79,993                  -         $           -
  Redemption of Units                                       (3,581)             (3,611)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 75,870       $      76,382                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                        128,296       $     108,959                  -         $           -
  Redemption of Units                                       (2,162)             (1,836)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                126,134       $     107,123                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                         60,746       $      53,663                  -         $           -
  Redemption of Units                                         (439)               (388)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 60,307       $      53,275                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                         16,190       $      16,668                  -         $           -
  Redemption of Units                                         (954)               (990)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,236       $      15,678                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                    ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
SVS Dreman Financial Services (a)
  Issuance of Units                                          5,031       $       5,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,031       $       5,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                         48,113       $      41,941                  -         $           -
  Redemption of Units                                       (1,350)             (1,206)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 46,763       $      40,735                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                        171,945             117,463                  -         $           -
  Redemption of Units                                      (14,001)             (9,565)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                157,944             107,898                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            DIRECTED ADVISORY SOLUTIONS
                                                                              YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Money Market
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth Class B
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                         12,760       $       10,001                 -         $           -
  Redemption of Units                                            -                    -                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 12,760       $       10,001                 -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                         10,688       $       9,753                  -         $           -
  Redemption of Units                                         (582)               (576)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 10,106       $       9,177                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Select Growth Service Class
  Issuance of Units                                         13,252       $       9,754                  -         $           -
  Redemption of Units                                         (418)               (312)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 12,834       $       9,442                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                         DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2001                                  2000
                                                    ------------------------------------    ------------------------------------
                                                         UNITS              AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP III Growth & Income Service  Class 2
  Issuance of Units                                         15,467       $      13,744                  -         $           -
  Redemption of Units                                          (38)                (35)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,429       $      13,709                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Midcap Service Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDP First Trust 10 Uncommon Values
  Issuance of Units                                              -       $        775                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        775                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDP NASDAQ Target 15
  Issuance of Units                                              -       $        512                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        512                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Financial Services
  Issuance of Units                                              -       $        264                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        264                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Life Sciences
  Issuance of Units                                              -       $        112                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        112                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Technology
  Issuance of Units                                              -       $      1,059                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      1,059                   -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Templeton Developing Markets
 Securitites Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Dynamics
  Issuance of Units                                         14,501       $      9,753                   -         $           -
  Redemption of Units                                         (764)              (522)                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 13,737       $      9,231                   -         $           -
                                                    ===============     ===============     ==============       ===============

 INVESCO VIF Equity Income
  Issuance of Units                                         15,616       $     13,719                   -         $           -
  Redemption of Units                                          (97)               (89)                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,519       $     13,630                   -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                     DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Fund VCT Class II
  Issuance of Units                                         11,301       $       9,801                  -         $           -
  Redemption of Units                                          (36)                (32)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,265       $       9,769                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Government Securities (a)
  Issuance of Units                                         17,424       $      18,572                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 17,424       $      18,572                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            ALLMERICA VALUE GENERATION
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                          UNITS              AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Money Market
  Issuance of Units                                         41,637       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 41,637       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth Class B
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                         69,483       $      61,945                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 69,483       $      61,945                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                        131,943       $     119,928                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                131,943       $     119,928                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                         44,016       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 44,016       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Select Growth Service Class
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                       ALLMERICA VALUE GENERATION (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth & Income Service  Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Midcap Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDP First Trust 10 Uncommon Values
  Issuance of Units                                         99,857       $     100,777                  -         $           -
  Redemption of Units                                      (99,857)            (61,679)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      39,098                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDP NASDAQ Target 15
  Issuance of Units                                         99,857       $     100,514                  -         $           -
  Redemption of Units                                      (99,857)            (73,091)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      27,423                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Financial Services
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)             (1,734)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $         266                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Life Sciences
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)             (1,885)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $         115                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Technology
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)               (939)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $       1,061                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Templeton Developing Markets
 Securitites Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Dynamics
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Equity Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA VALUE GENERATION (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                         47,874       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 47,874       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Fund VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Government Securities (a)
  Issuance of Units                                         98,581       $      99,872                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 98,581       $      99,872                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            ALLMERICA PREMIER CHOICE
                                                                             YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                          3,229       $       3,280                  -         $           -
  Redemption of Units                                          (40)                (44)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,189       $       3,236                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                         45,808       $      50,519                  -         $           -
  Redemption of Units                                          (22)                (24)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 45,786       $      50,495                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                        258,735       $     255,527                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                258,735       $     255,527                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                      6,660,907       $   6,682,732                  -         $           -
  Redemption of Units                                   (1,419,170)         (1,423,989)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,241,737       $   5,258,743                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                          2,541       $       2,624                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,541       $       2,624                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                          2,658       $       2,740                  -         $           -
  Redemption of Units                                          (22)                (26)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,636       $       2,714                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select Emerging Markets
  Issuance of Units                                         20,253       $      25,036                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 20,253       $      25,036                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                         77,982       $      85,608                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 77,982       $      85,608                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                          5,494       $       5,847                  -         $           -
  Redemption of Units                                           (5)                 (6)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,489       $       5,841                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                        118,206       $     126,847                  -         $           -
  Redemption of Units                                         (263)               (285)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                117,943       $     126,562                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                         92,354       $      91,912                  -         $           -
  Redemption of Units                                         (119)               (118)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 92,235       $      91,794                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                         21,800       $      30,188                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 21,800       $      30,188                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                         52,481       $      52,213                  -         $           -
  Redemption of Units                                          (75)                (74)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 52,406       $      52,139                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                          2,713       $       2,824                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,713       $       2,824                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                         48,748       $      56,372                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 48,748       $      56,372                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                       149,955        $     164,708                  -         $           -
  Redemption of Units                                        (147)                (164)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                               149,808        $     164,544                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Alliance Premier Growth Class B
  Issuance of Units                                         43,406       $      49,267                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 43,406       $      49,267                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          3,576       $       3,875                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,576       $       3,875                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                          2,881       $       2,936                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,881       $       2,936                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                          2,200       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,200       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                        123,749       $     135,070                  -         $           -
  Redemption of Units                                         (106)               (115)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                123,643       $     134,955                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                          4,785       $       5,155                  -         $           -
  Redemption of Units                                          (54)                (63)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  4,731       $       5,092                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                          6,822       $       6,895                  -         $           -
  Redemption of Units                                          (25)                (26)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  6,797       $       6,869                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,189       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,189       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunties
 Service Class 2
  Issuance of Units                                          3,695       $       3,875                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,695       $       3,875                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                          2,516       $       2,624                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,516       $       2,624                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                          2,189       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,189       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                         82,510       $       94,450                 -         $           -
  Redemption of Units                                            -                    -                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 82,510       $       94,450                 -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                          5,633       $       5,891                  -         $           -
  Redemption of Units                                          (30)                (33)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,603       $       5,858                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,847       $       2,936                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,847       $       2,936                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          3,115       $       3,080                  -         $           -
  Redemption of Units                                          (19)                (19)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,096       $       3,061                  -         $           -
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                        172,741             188,453                  -         $           -
  Redemption of Units                                         (607)               (666)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                172,134             187,787                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                         11,523       $      12,296                  -         $           -
  Redemption of Units                                         (132)               (146)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,391       $      12,150                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Government Bond
  Issuance of Units                                        164,712       $     163,053                  -         $           -
  Redemption of Units                                      (20,226)            (20,000)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                144,486       $     143,053                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                        592,477       $     593,821                  -         $           -
  Redemption of Units                                     (572,724)           (574,187)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 19,753       $      19,634                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                         18,386       $      21,336                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,386       $      21,336                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                         17,346       $      18,583                  -         $           -
  Redemption of Units                                         (196)               (217)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 17,150       $      18,366                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                         27,058       $      28,630                  -         $           -
  Redemption of Units                                          (29)                (31)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,029       $      28,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                        145,424       $     144,639                  -         $           -
  Redemption of Units                                          (29)                (29)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                145,395       $     144,610                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                          5,149       $       6,164                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,149       $       6,164                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                         61,791       $      62,204                  -         $           -
  Redemption of Units                                      (37,694)            (37,688)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 24,097       $      24,516                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                         18,818       $      21,336                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,818       $      21,336                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIM V.I. Aggressive Growth
  Issuance of Units                                         15,410       $      17,355                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,410       $      17,355                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                         48,828       $      52,931                  -         $           -
  Redemption of Units                                         (263)               (291)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 48,565       $      52,640                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Premier Growth Class B
  Issuance of Units                                         27,732       $      30,954                  -         $           -
  Redemption of Units                                         (227)               (261)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,505       $      30,693                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                         28,413       $      28,397                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 28,413       $      28,397                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                         53,006       $      56,418                  -         $           -
  Redemption of Units                                         (478)               (518)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 52,528       $      55,900                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                         13,648       $      15,198                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 13,648       $      15,198                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Asset Manager
  Issuance of Units                                          8,283       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,283       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunities
 Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                          7,617       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  7,617       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                         14,541       $      14,968                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 14,541       $      14,968                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                         38,783       $      43,371                  -         $           -
  Redemption of Units                                         (155)               (176)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 38,628       $      43,195                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                          8,422       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,422       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                         11,999       $      14,968                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,999       $      14,968                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                         25,976       $      27,816                  -         $           -
  Redemption of Units                                          (55)                (59)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 25,921       $      27,757                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

NOTE 6 -  PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:


INVESTMENT PORTFOLIO                                         PURCHASES           SALES
-------------------------------------------------------   ---------------   ---------------
AIT Core Equity                                           $   119,452,871   $    65,930,396
AIT Equity Index                                               36,797,214        43,946,342
AIT Government Bond                                            39,400,825         8,275,360
AIT Money Market                                              143,732,389        89,469,864
AIT Select Aggressive Growth                                   68,739,916        47,685,533
AIT Select Capital Appreciation                                22,784,150        23,406,713
AIT Select Emerging Markets                                     7,526,641         1,786,313
AIT Select Growth                                              20,925,003        40,493,573
AIT Select Growth and Income                                    2,306,214        53,131,253
AIT Select International Equity                                59,409,845        13,757,992
AIT Select Investment Grade Income                             46,652,994         8,482,255
AIT Select Strategic Growth                                     3,458,899           854,182
AIT Select Strategic Income                                    18,086,037           697,406
AIT Select Value Opportunity                                   29,126,000        33,019,531
AIM V.I. Aggressive Growth                                     30,145,415         1,162,932
AIM V.I. Blue Chip                                              2,490,741            68,260
AIM V.I. Value                                                 21,033,508         4,210,872
Alliance Growth Class B                                             4,482                22
Alliance Growth and Income Class B                             89,681,385           652,932
Alliance Premier Growth Class B                                38,431,675         1,498,365
DGPF Growth Opportunities Service Class                        13,478,139         4,466,000
DGPF International Equity                                      14,447,187        27,696,165
DGPF Select Growth Service Class                                   11,753               341
Deutsche VIT EAFE Equity Index                                     71,936               377
Deutsche VIT Equity 500 Index                                     124,975             2,732
Deutsche VIT Small Cap Index                                       54,601               871
Eaton Vance VT Floating Rate-Income                             5,637,492           496,818
Fidelity VIP Equity-Income                                     51,253,830        38,724,490
Fidelity VIP Growth                                            49,114,977        82,161,347
Fidelity VIP High Income                                       23,368,034        31,356,571
Fidelity VIP Overseas                                          20,170,643        20,189,667
Fidelity VIP II Asset Manager                                   8,748,426        25,956,202
Fidelity VIP II Contrafund Service Class 2                      5,631,571            20,518
Fidelity VIP III Growth & Income Service Class 2                   15,949                64
Fidelity VIP III Growth Opportunities Service Class 2           4,115,898           983,142
Fidelity VIP III Midcap Service Class 2                             4,001                29
FDP First Trust 10 Uncommon Values                                104,000            64,576
FDP NASDAQ Target 15                                              104,001            76,576
FDSF First Trust Financial Services                                 4,000             3,494
FDSF First Trust Life Sciences                                      4,000             3,796
FDSF First Trust Technology                                         4,000             1,894
FT VIP Franklin Natural Resources Securities Class 2            5,816,746         1,090,820
FT VIP Franklin Small Cap Class 2                              19,031,479         3,764,986
FT VIP Mutual Shares Securities Class 2                             4,334                29
FT VIP Templeton Developing Markets Securities Class 2              4,030                25
INVESCO VIF Dynamics                                               11,752               551
INVESCO VIF Equity Income                                          15,943               120
INVESCO VIF Health Sciences                                    14,206,260         2,299,873
Janus Aspen Aggressive Growth Service Shares                        4,000                20
Janus Aspen Capital Appreciation Service Shares                    44,319               263
Janus Aspen Growth Service Shares                              47,002,610           592,846
Janus Aspen Growth and Income Service Shares                   26,012,900         2,588,734
Janus Aspen International Growth Service Shares                     4,022                23
Pioneer Emerging Markets VCT Class II                           4,017,059         2,224,188
Pioneer Fund VCT Class II                                          12,010                60
Pioneer Real Estate Growth VCT Class II                         5,933,651         1,054,472
Scudder Government Securities (a)                                 124,723             2,716
Scudder Technology Growth (a)                                  18,063,909         4,213,262
SVS Dreman Financial Services (a)                               7,935,111         2,305,884
T. Rowe Price International Stock                              54,063,588         3,316,129

(a) Re-branded.  See Note 1.

NOTE 7 -  FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
AIT Core Equity
2001                                                          148,162,828    0.756116       2.55872      $376,061,629
AIT Equity Index
2001                                                          127,976,415    0.811128      3.011838       382,129,387
AIT Government Bond
2001                                                           59,852,267    0.992908      1.668090        99,477,576
AIT Money Market
2001                                                          174,031,752     1.00287      1.410070       243,012,941
AIT Select Aggressive Growth
2001                                                          120,153,775    0.589748      1.971858       236,247,736
AIT Select Capital Appreciation
2001                                                           76,806,248     1.05943      2.375406       181,940,231
AIT Select Emerging Markets
2001                                                           10,768,268    0.557308      1.262038         7,175,527
AIT Select Growth
2001                                                          131,725,833    0.630019      2.053993       268,988,199
AIT Select Growth and Income
2001                                                          116,883,226    0.800286      2.025735       235,807,172
AIT Select International Equity
2001                                                          144,797,653    0.735199      1.445470       208,807,397
AIT Select Investment Grade Income
2001                                                          109,062,345    0.993628      1.838314       199,955,210
AIT Select Strategic Growth
2001                                                            7,955,829    0.452317      1.423638         3,865,141
AIT Select Strategic Income
2001                                                           16,436,597    0.988591      1.035402        17,014,495
AIT Select Value Opportunity
2001                                                           76,002,251    1.212296      2.695082       204,254,111
AIM V.I.  Aggressive Growth
2001                                                           73,730,202     0.66302      1.160501        48,930,459
AIM V.I.  Blue Chip
2001                                                            2,809,540    0.774442      1.120935         2,413,388
AIM V.I.  Value
2001                                                           54,245,168    0.761244      1.105970        41,310,710
Alliance Growth Class B
2001                                                                4,000      0.7312      0.732271             2,927
Alliance Growth and Income Class B
2001                                                          108,408,192    0.925555      1.106216       112,630,637
Alliance Premier Growth Class B
2001                                                           89,901,371    0.657009      1.139865        59,133,166
DGPF Growth Opportunities Service Class
2001                                                           26,124,683    0.714076      1.253276        18,660,165
DGPF International Equity
2001                                                           45,485,346     0.92828      1.684992        76,546,721


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
AIT Core Equity
2001                                                              0.72%        1.10%        1.45%      -18.08%            8.36% (a)
AIT Equity Index
2001                                                               0.98         1.10         1.45       -13.29            10.44 (a)
AIT Government Bond
2001                                                               5.10         1.10         1.45        -0.71 (a)         6.07
AIT Money Market
2001                                                               4.10         1.10         1.45         0.29 (a)         3.42 (b)
AIT Select Aggressive Growth
2001                                                                N/A         1.10         1.45       -22.77            17.02 (a)
AIT Select Capital Appreciation
2001                                                                N/A         1.10         1.45        -2.56            23.18 (a)
AIT Select Emerging Markets
2001                                                                N/A         1.10         1.45       -10.45            26.20 (a)
AIT Select Growth
2001                                                                N/A         1.10         1.45       -25.80             9.80 (a)
AIT Select Growth and Income
2001                                                               0.54         1.10         1.45       -13.03            10.90 (a)
AIT Select International Equity
2001                                                               1.60         1.10         1.45       -22.66             8.28 (a)
AIT Select Investment Grade Income
2001                                                               5.92         1.10         1.45        -0.64             6.38 (a)
AIT Select Strategic Growth
2001                                                                N/A         1.10         1.45       -30.31            42.36 (a)
AIT Select Strategic Income
2001                                                               4.38         1.10         1.45        -1.14             3.54
AIT Select Value Opportunity
2001                                                               0.60         1.10         1.45        11.05 (c)        21.31
AIM V.I.  Aggressive Growth
2001                                                                N/A         1.10         1.45       -27.13            16.05 (a)
AIM V.I.  Blue Chip
2001                                                               0.04         1.10         1.45       -22.56            12.09 (a)
AIM V.I.  Value
2001                                                               0.14         1.10         1.45       -13.83            10.60 (a)
Alliance Growth Class B
2001                                                               0.22         1.10         1.45       -26.88 (b)       -26.77 (b)
Alliance Growth and Income Class B
2001                                                               0.51         1.10         1.45        -7.44            10.62 (a)
Alliance Premier Growth Class B
2001                                                                N/A         1.10         1.45       -18.60            13.99 (a)
DGPF Growth Opportunities Service Class
2001                                                                N/A         1.10         1.45       -17.16            25.33 (a)
DGPF International Equity
2001                                                               2.75         1.10         1.45       -14.10             8.44 (a)

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
DGPF Select Growth Service Class
2001                                                               14,833    0.755064      0.756174            11,215
Deutsche VIT EAFE Equity Index
2001                                                               82,244    0.760235      0.761339            62,538
Deutsche VIT Equity 500 Index
2001                                                              133,944    0.871962      0.873251           116,796
Deutsche VIT Small Cap Index
2001                                                               54,121    1.009191      1.010649            54,634
Eaton Vance VT Floating Rate-Income
2001                                                            5,124,480    0.997877      1.003158         5,140,471
Fidelity VIP Equity-Income
2001                                                          156,956,210     1.04817      3.258663       508,985,191
Fidelity VIP Growth
2001                                                          147,016,944    0.720517      3.458177       504,140,254
Fidelity VIP High Income
2001                                                           75,550,433    0.677393      1.517653       114,319,692
Fidelity VIP Overseas
2001                                                           63,603,672    0.654952      1.579397       100,116,957
Fidelity VIP II Asset Manager
2001                                                           56,372,304     0.92169      1.681779        94,534,778
Fidelity VIP II Contrafund Service Class 2
2001                                                            6,061,831     0.91579      1.070652         5,733,787
Fidelity VIP III Growth & Income Service  Class 2
2001                                                               17,429    0.913698      0.915048            15,946
Fidelity VIP III Growth Opportunities Service Class 2
2001                                                            8,720,812    0.743986      1.115673         6,490,612
Fidelity VIP III Midcap Service Class 2
2001                                                                4,000    1.045952      1.047494             4,187
FT VIP Franklin Natural Resources Securities Class 2
2001                                                            5,664,293    0.782287      1.148696         5,365,174
FT VIP Franklin Small Cap Class 2
2001                                                           59,862,556    0.713103      1.264799        42,715,848
FT VIP Mutual Shares Securities Class 2
2001                                                                4,000    1.040222      1.041763             4,164
FT VIP Templeton Developing Markets Securities Class 2
2001                                                                3,999    0.862459      0.863728             3,452
INVESCO VIF Dynamics
2001                                                               15,736    0.696971      0.698002            10,982
INVESCO VIF Equity Income
2001                                                               17,519    0.907591      0.908943            15,921
INVESCO VIF Health Sciences
2001                                                           30,297,126    0.959082      1.047329        29,063,299
Janus Aspen Aggressive Growth Service Shares
2001                                                                4,000    0.579705      0.580557             2,321
Janus Aspen Capital Appreciation Service Shares
2001                                                               49,874    0.774987      0.776154            38,654


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
DGPF Select Growth Service Class                                  N/A         1.10         1.45       -24.49 (b)       -24.38 (b)
2001
Deutsche VIT EAFE Equity Index                                    N/A         1.10         1.45       -23.98 (b)       -23.87 (b)
2001
Deutsche VIT Equity 500 Index                                    1.02         1.10         1.45       -12.80 (b)       -12.67 (b)
2001
Deutsche VIT Small Cap Index                                     0.85         1.10         1.45         0.92 (b)         1.06 (b)
2001
Eaton Vance VT Floating Rate-Income                              1.36         1.10         1.45        -0.21 (a)         0.32
2001
Fidelity VIP Equity-Income                                       1.75         1.10         1.45        -6.34             9.54 (a)
2001
Fidelity VIP Growth                                              0.08         1.10         1.45       -18.85            16.79 (a)
2001
Fidelity VIP High Income                                        13.91         1.10         1.45       -13.01             3.16 (a)
2001
Fidelity VIP Overseas                                            5.70         1.10         1.45       -22.31            10.01 (a)
2001
Fidelity VIP II Asset Manager                                    4.72         1.10         1.45        -5.48             7.96 (a)
2001
Fidelity VIP II Contrafund Service Class 2                        N/A         1.10         1.45        -8.42 (b)         7.07 (a)
2001
Fidelity VIP III Growth & Income Service  Class 2                0.93         1.10         1.45        -8.63 (b)        -8.50 (b)
2001
Fidelity VIP III Growth Opportunities Service Class 2            0.29         1.10         1.45       -15.88            11.57 (a)
2001
Fidelity VIP III Midcap Service Class 2                           N/A         1.10         1.45         4.60 (b)         4.75 (b)
2001
FT VIP Franklin Natural Resources Securities Class 2             0.91         1.10         1.45       -34.39            14.87 (a)
2001
FT VIP Franklin Small Cap Class 2                                0.38         1.10         1.45       -16.48            26.48 (a)
2001
FT VIP Mutual Shares Securities Class 2                          1.91         1.10         1.45         4.02 (b)         4.18 (b)
2001
FT VIP Templeton Developing Markets Securities Class 2           0.87         1.10         1.45       -13.75 (b)       -13.63 (b)
2001
INVESCO VIF Dynamics                                              N/A         1.10         1.45       -30.30 (b)       -30.20 (b)
2001
INVESCO VIF Equity Income                                        3.23         1.10         1.45        -9.24 (b)        -9.11 (b)
2001
INVESCO VIF Health Sciences                                      0.37         1.10         1.45       -13.86             4.73 (a)
2001
Janus Aspen Aggressive Growth Service Shares                      N/A         1.10         1.45       -42.03 (b)       -41.94 (b)
2001
Janus Aspen Capital Appreciation Service Shares                  1.07         1.10         1.45       -22.50 (b)       -22.38 (b)
2001

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
Janus Aspen Growth Service Shares
2001                                                          110,273,998    0.632864      1.146528        69,869,913
Janus Aspen Growth and Income Service Shares
2001                                                           67,701,127    0.766656      1.096153        51,913,010
Janus Aspen International Growth Service Shares
2001                                                                4,000    0.754559      0.755656             3,020
Pioneer Emerging Markets VCT Class II
2001                                                            8,748,182    0.692386      1.146919         6,059,869
Pioneer Fund VCT Class II
2001                                                               13,264    0.882907      0.884198            11,726
Pioneer Real Estate Growth VCT Class II
2001                                                            6,182,183    1.028233      1.074891         6,597,134
Scudder Government Securities (d)
2001                                                              116,005    1.060713      1.062271           123,075
Scudder Technology Growth (d)
2001                                                           61,659,870    0.483601      1.298743        29,844,328
SVS Dreman Financial Services (d)
2001                                                           12,862,435    0.990875      1.140527        14,668,249
T.  Rowe Price International Stock
2001                                                          116,103,103    0.658115      1.138421       132,052,505


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
Janus Aspen Growth Service Shares
2001                                                            N/A         1.10         1.45       -25.99            14.65 (a)
Janus Aspen Growth and Income Service Shares
2001                                                           0.89         1.10         1.45       -14.83             9.62 (a)
Janus Aspen International Growth Service Shares
2001                                                           0.70         1.10         1.45       -24.54 (b)       -24.43 (b)
Pioneer Emerging Markets VCT Class II
2001                                                            N/A         1.10         1.45        -8.71            14.69 (a)
Pioneer Fund VCT Class II
2001                                                           0.74         1.10         1.45       -11.71 (b)       -11.58 (b)
Pioneer Real Estate Growth VCT Class II
2001                                                           5.34         1.10         1.45         2.82 (a)         6.73
Scudder Government Securities (d)
2001                                                           4.84         1.10         1.45         6.07 (b)         6.23 (b)
Scudder Technology Growth (d)
2001                                                           0.19         1.10         1.45       -33.37            29.87 (a)
SVS Dreman Financial Services (d)
2001                                                           1.16         1.10         1.45        -6.24             4.98 (a)
T.  Rowe Price International Stock
2001                                                           2.24         1.10         1.45       -23.34             9.76 (a)


*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) START DATE OF 10/01/01
(b) START DATE OF 1/12/01
(c) START DATE OF 5/1/01
(d) RE-BRANDED.  SEE NOTE 1.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a)   FINANCIAL STATEMENTS

        Financial Statements Included in Part A
        None

        Financial Statements Included in Part B
        Financial Statements for Allmerica Financial Life Insurance and Annuity Company
        Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

        Financial Statements Included in Part C
        None

  (b)   EXHIBITS

        EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

        EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

        EXHIBIT 3       (a)   Underwriting and Administrative Services Agreement
                              was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293,
                              Post-Effective Amendment No. 14, and is
                              incorporated by reference herein.

                        (b) Sales Agreements were previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and are incorporated by reference herein.

                        (c) General Agent's Agreement was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (d) IVA Commission Schedule was previously filed on June 29, 1999 in Registrant's initial Registration Statement No. 333-81861/811-6293 and is incorporated by reference herein. Career Agent Agreement with Commission Schedule was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

        EXHIBIT 4 Contract Form A3029-99 was previously filed on October 14, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81861/811-6293 and is incorporated by reference herein.

        EXHIBIT 5 Application Form 10999 was previously filed on June 29, 1999 in Registrant's initial Registration Statement No. 333-81861/811-6293 and is incorporated by reference herein.

        EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on September 28, 1995 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 9, and are incorporated by reference herein.

        EXHIBIT 7             Not Applicable.

        EXHIBIT 8       (a)   Fidelity Service Agreement was previously filed on
                              April 30, 1996 in Registration Statement No.
                              33-39702/811-6293, Post-Effective Amendment No.
                              11, and is incorporated by reference herein.

                        (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 2, 1997 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 12, and is incorporated by reference herein.

                        (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 2, 1997 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 12, and is incorporated by reference herein.

                        (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and are incorporated by reference herein.

                        (f)   Directors' Power of Attorney is filed herewith.

        EXHIBIT 9             Opinion of Counsel is filed herewith.

        EXHIBIT 10 Consent of Independent Accountants is filed herewith.

        EXHIBIT 11            None.

        EXHIBIT 12            None.

        EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 14, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81861/811-6293 and is
                              incorporated by reference herein.

        EXHIBIT 14            Not Applicable.

        EXHIBIT 15      (a)   Form of Amendment dated May 1, 2002 to the
                              Allmerica Investment Trust Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated
                              March 15, 2001 was previously filed in April 19,
                              2001 in Post-Effective Amendment No. 19 of
                              Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation
                              Agreement with Allmerica Investment Trust dated
                              March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein.

                        (b) Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Products Fund Participation Agreement were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are
                              incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (c) Form of Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Products Fund II Participation Agreement were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (d) Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No.

                              33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (e) Amendment to Schedule A dated December 14, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (f) Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                        (g) Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                        (h) Eaton Vance Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Eaton Vance Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        (i) Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                              incorporated by reference herein.

                        (j) Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation

                              Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is
                              incorporated by reference herein.

                        (k) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                        (l) Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                              incorporated by reference herein.

                        (m) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        (n) Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                        (o) Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed in April 2002 in Post-

                              Effective Amendment No. 22 of Registration
                              Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The Principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 Director (since 2001) and Vice President (since 2000) of First
    Director, President and                 Allmerica; Senior Vice President of Life and Annuity Products
    Chief Executive Officer                 (2001) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First


NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996); Vice President (1990-2001) and Senior
    Director                                Vice President (since 2001) of First Allmerica; Director
                                            (since 1990), President and Chief Executive Officer (1995- 2001) of
                                            Allmerica Financial Life Insurance and Annuity Company; Director and
                                            President (since 1998) of Allmerica Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 26.      PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                -------------------------------
                                                ALLMERICA FINANCIAL CORPORATION
                                                -------------------------------

   100%              100%            100%             100%             100%         100%           100%
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------
      Allmerica         Financial      Allmerica      First Allmerica  AFC Capital     VeraVest,   First Sterling
        Asset        Profiles, Inc.  Funding Corp.    Financial Life     Trust I          Inc.         Limited
   Management, Inc.                                     Insurance
                                                         Company


    Massachusetts      California    Massachusetts     Massachusetts     Delaware   Massachusetts      Bermuda
   ----------------  --------------  -------------    ---------------  -----------  -------------  --------------


                                     100%              100%            100%                        100%
                                     -------------    ---------------  -----------                 --------------
                                       Advantage      Allmerica Trust   Allmerica                  First Sterling
                                       Insurance       Company, N.A.    Financial                   Reinsurance
                                     Network, Inc.                         Life                       Company
                                                                        Insurance                     Limited
                                                                           and
                                                                         Annuity
                                                                         Company
                                                         Federally
                                        Delaware         Chartered       Delaware                      Bermuda
                                     -------------    ---------------  -----------                 --------------


                100%           100%          100%             100%         100%         100%         100%         100%         100%
       -------------  -------------    ----------    -------------  -----------  -----------  -----------  -----------  -----------
         Allmerica      Allmerica      Allmerica        Allmerica    Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
        Investments,   Investment      Financial        Financial   Investments  Investments  Investment   Investment   Investment
            Inc.       Management     Investment        Services     Insurance    Insurance    Insurance    Insurance    Insurance
                      Company, Inc.   Management        Insurance   Agency Inc.    Agency     Agency Inc.  Agency Inc.    Agency,
                                       Services,      Agency, Inc.  of Alabama   of Florida,  of Georgia   of Kentucky    Inc. of
                                          Inc.                                      Inc.                                Mississippi

       Massachusetts  Massachusetts   Massachusetts  Massachusetts    Alabama      Florida      Georgia      Kentucky   Mississippi
       -------------  -------------   -------------  -------------  -----------  -----------  -----------  -----------  -----------


     100%          100%           100%           100%        100%
  ---------   -----------  -------------  ---------  ----  ----------
  Allmerica    Allmerica    The Hanover     Allmerica     Citizens
  Benefits,      Asset       Insurance      Financial    Insurance
    Inc.      Management,     Company       Insurance    Company of
                Limited                     Brokers,      Illinois
                                              Inc.


   Florida      Bermuda    New Hampshire  Massachusetts   Illinois
  ---------   -----------  -------------  -------------  ----------


     100%            100%            100%         100%           100%           100%           100%       100%       100%       100%
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------
Allmerica     Allmerica      The Hanover      Hanover   Massachusetts    Allmerica     AMGRO, Inc.   Citizens   Citizens   Citizens
Financial       Plus          American         Texas    Bay Insurance    Financial                   Insurance  Insurance  Insurance
 Benefit      Insurance      Insurance       Insurance     Company       Alliance                     Company    Company    Company
Insurance    Agency, Inc.      Company      Management                   Insurance                    of Ohio      of       of the
Company                                      Company,                     Company                                America    Midwest
                                               Inc.

Michigan    Massachusetts   New Hampshire     Texas     New Hampshire  New Hampshire  Massachusetts    Ohio     Michigan   Indiana
---------   -------------   -------------   ----------  -------------  -------------  -------------  ---------  ---------  ---------

                                                                                        100%          100%             100%
                                                                               -------------   -----------       ----------
                                                                                  Lloyds          AMGRO           Sterling
                                                                                  Credit       Receivables          Risk
                                                                                Corporation    Corporation       Management
                                                                                                                  Services,
                                                                                                                    Inc.

                                                                               Massachusetts     Delaware         Delaware
                                                                               -------------   -----------       ----------
                                                                                                                        100%
                                                                                                                 -----------
                                                                                                                  Citizens
                                                                                                                 Management
                                                                                                                    Inc.

                                                                                                                  Michigan
                                                                                                                 -----------

                                                                                                   ---------
                                                                                                    Hanover
                                                                                                    Lloyd's
                                                                                                   Insurance
                                                                                                    Company

                                                                                                     Texas
                                                                                                   ---------
                                                                                                   Affiliated Lloyd's plan company,
                                                                                                   controlled by Underwriters for
                                                                                                   the benefit of The Hanover
                                                                                                   Insurance Company


                                                                                                   -------------    -------------
                                                                                                     Allmerica        Allmerica
                                                                                                    Investment       Securities
                                                                                                       Trust           Trust

                                                                                                   Massachusetts    Massachusetts
                                                                                                   -------------    -------------
                                                                                                   Affiliated Management Investment
                                                                                                   Companies


                                                                                                   -------------    -------------
                                                                                                    AAM Growth         AAM High
                                                                                                     & Income        Yield Fund,
                                                                                                    Fund L.P.           L.L.C.

                                                                                                     Delaware       Massachusetts
                                                                                                   -------------    -------------
                                                                                                   L.P. or L.L.C. established for
                                                                                                   the benefit of First Allmerica,
                                                                                                   Allmerica Financial Life, Hanover
                                                                                                   and Citizens


                                                                                  -------------    -------------    -------------
                                                                                    Allmerica        Greendale           AAM
                                                                                   Equity index       Special       Equity Fund
                                                                                       Pool          Placements
                                                                                                        Fund

                                                                                  Massachusetts    Massachusetts    Massachusetts
                                                                                  -------------    -------------    -------------
                                                                                  Grantor Trusts established for the benefit of
                                                                                  First Allmerica, Allmerica Financial Life, Hanover
                                                                                  and Citizens

January 23, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                                   ADDRESS                      TYPE OF BUSINESS
                      ----                                   -------                      ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653


Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653


Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                One Prestige Place              Multi-line property and casualty
                                                  Suite 540                       insurance
                                                  Miamisburg, OH

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company


                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas, TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 61 Contract holders of qualified Contracts and 19 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

       - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

       - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

       -   Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
           440 Lincoln Street
           Worcester, Massachusetts 01653

     NAME                   POSITION OR OFFICE WITH UNDERWRITER
     ----                   -----------------------------------
Emil J. Aberizk, Jr.        Vice President

Michael J. Brodeur          Vice President Operations

Mark R. Colborn             Vice President

Charles F. Cronin           Secretary/Clerk

Claudia J. Eckels           Vice President

Philip L. Heffernan         Vice President

J. Kendall Huber            Director

Mark A. Hug                 Director and Vice President

Mark C. McGivney            Treasurer

William F. Monroe, Jr.      President, Director and Chief Executive Officer

K. David Nunley             Vice President

Stephen Parker              Vice President and Director

Richard M. Reilly           Director and Chairman of the Board

James S. Shorris            Vice President, Chief Compliance Officer and Counsel


      (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), the aggregate amount of commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, was $38,326,089 for sales of variable contracts funded by the Registrant in 1999. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.    A signed statement acknowledging the participant's understanding of
           (I) the restrictions on withdrawal imposed by the Program and by
           Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2002.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                           By: /s/ Charles F. Cronin
                               ---------------------
                               Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                   TITLE                                                         DATE
----------                   -----                                                         ----
/s/ Warren E. Barnes         Vice President and Corporate Controller                       April 1, 2002
--------------------------
Warren E. Barnes

Edward J. Parry III*         Director, Vice President and Chief Financial Officer
--------------------------

Richard M. Reilly*           Director
--------------------------

John F. O'Brien*             Director and Chairman of the Board
--------------------------

Bruce C. Anderson*           Director and Vice President
--------------------------

Mark R. Colborn*             Director and Vice President
--------------------------

John P. Kavanaugh*           Director, Vice President and Chief Investment Officer
--------------------------

J. Kendall Huber*            Director, Vice President and General Counsel
--------------------------

Mark A. Hug*                 Director, President and Chief Executive Officer
--------------------------

Robert P. Restrepo, Jr.*     Director
--------------------------

Gregory D. Tranter*          Director and Vice President
--------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated December 6, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-81861)

                                  EXHIBIT TABLE

Exhibit 8(f)               Directors' Power of Attorney

Exhibit 9                  Opinion of Counsel

Exhibit 10                 Consent of Independent Accountants